SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 100.3%
Aerospace & Defense — 1.5%
Boeing Co.(1)	1,088	$185,558
Howmet Aerospace, Inc.	3,978	516,066
Northrop Grumman Corp.	678	347,143
RTX Corp.	3,163	418,971

		1,467,738

Air Freight & Logistics — 0.7%
FedEx Corp.	2,996	730,365

		730,365

Automobiles — 1.8%
General Motors Co.	4,249	199,831
Tesla, Inc.(1)	5,984	1,550,813

		1,750,644

Banks — 2.7%
Bank of America Corp.	24,527	1,023,512
Citigroup, Inc.	11,706	831,009
JPMorgan Chase & Co.	2,614	641,214
PNC Financial Services Group, Inc.	865	152,041

		2,647,776

Beverages — 1.4%
Coca-Cola Co.	15,787	1,130,665
PepsiCo, Inc.	1,595	239,154

		1,369,819

Biotechnology — 1.8%
AbbVie, Inc.	4,342	909,736
Amgen, Inc.	461	143,624
Ascendis Pharma AS, ADR(1)	1,812	282,418
Janux Therapeutics, Inc.(1)	644	17,388
Regeneron Pharmaceuticals, Inc.	294	186,464
Vertex Pharmaceuticals, Inc.(1)	551	267,136

		1,806,766

Broadline Retail — 4.8%
Amazon.com, Inc.(1)	25,064	4,768,677

		4,768,677

Building Products — 0.4%
Trane Technologies PLC	1,075	362,189

		362,189

Capital Markets — 2.2%
Blackrock, Inc.	607	574,513
Charles Schwab Corp.	6,502	508,977
CME Group, Inc.	1,362	361,325
KKR & Co., Inc.	3,108	359,316
Nasdaq, Inc.	1,192	90,425
TPG, Inc.	5,822	276,137

		2,170,693

Chemicals — 1.8%
Corteva, Inc.	14,296	899,647
DuPont de Nemours, Inc.	4,422	330,235
Eastman Chemical Co.	2,279	200,803
Linde PLC	264	122,929
PPG Industries, Inc.	2,401	262,549

		1,816,163

Commercial Services & Supplies — 0.7%
Cintas Corp.	1,024	210,463

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Commercial Services & Supplies — (continued)
Copart, Inc.(1)	2,517	$142,437
GFL Environmental, Inc.	2,907	140,437
Waste Connections, Inc.	1,080	210,805

		704,142

Communications Equipment — 1.0%
Cisco Systems, Inc.	16,297	1,005,688

		1,005,688

Construction Materials — 0.6%
CRH PLC	6,303	554,475

		554,475

Consumer Finance — 0.7%
Capital One Financial Corp.	4,002	717,559

		717,559

Consumer Staples Distribution & Retail — 2.2%
BJ’s Wholesale Club Holdings, Inc.(1)	531	60,587
Costco Wholesale Corp.	640	605,299
Target Corp.	2,108	219,991
Walmart, Inc.	15,026	1,319,133

		2,205,010

Containers & Packaging — 0.2%
Ball Corp.	1,927	100,339
International Paper Co.	2,237	119,344

		219,683

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	27,806	786,354

		786,354

Electric Utilities — 2.6%
Constellation Energy Corp.	758	152,835
NextEra Energy, Inc.	6,793	481,556
NRG Energy, Inc.	7,661	731,319
PG&E Corp.	16,288	279,828
PPL Corp.	21,219	766,218
Southern Co.	2,341	215,255

		2,627,011

Entertainment — 2.2%
Live Nation Entertainment, Inc.(1)	5,315	694,032
Netflix, Inc.(1)	626	583,764
Spotify Technology SA(1)	760	418,023
Walt Disney Co.	5,360	529,032

		2,224,851

Financial Services — 5.4%
Apollo Global Management, Inc.	2,608	357,140
Berkshire Hathaway, Inc., Class B(1)	2,657	1,415,065
Corebridge Financial, Inc.	6,958	219,664
Mastercard, Inc., Class A	4,128	2,262,639
Toast, Inc., Class A(1)	5,316	176,332
Visa, Inc., Class A	2,748	963,064

		5,393,904

Food Products — 0.5%
Mondelez International, Inc., Class A	6,591	447,199

		447,199

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — 0.7%
Canadian Pacific Kansas City Ltd.	3,144	$220,740
Union Pacific Corp.	2,009	474,606

		695,346

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	2,629	348,737
Becton Dickinson & Co.	1,287	294,800
Boston Scientific Corp.(1)	5,064	510,856
Dexcom, Inc.(1)	1,197	81,743
Intuitive Surgical, Inc.(1)	866	428,904
Medtronic PLC	3,916	351,892
Stryker Corp.	164	61,049

		2,077,981

Health Care Providers & Services — 2.9%
Cigna Group	415	136,535
CVS Health Corp.	4,644	314,631
McKesson Corp.	1,284	864,119
UnitedHealth Group, Inc.	2,968	1,554,490

		2,869,775

Health Care REITs — 0.4%
Welltower, Inc.	2,650	406,007

		406,007

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.(1)	4,770	239,502
McDonald’s Corp.	1,324	413,578
Starbucks Corp.	2,740	268,766

		921,846

Household Durables — 0.5%
D.R. Horton, Inc.	2,046	260,108
PulteGroup, Inc.	2,730	280,644

		540,752

Household Products — 1.5%
Clorox Co.	1,221	179,792
Procter & Gamble Co.	7,970	1,358,248

		1,538,040

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	3,584	758,912

		758,912

Industrial REITs — 0.4%
Prologis, Inc.	3,681	411,499

		411,499

Insurance — 4.2%
AIA Group Ltd. (Hong Kong)	79,600	601,713
Allstate Corp.	2,450	507,321
American International Group, Inc.	5,693	494,949
Arch Capital Group Ltd.	3,547	341,150
Assured Guaranty Ltd.	1,365	120,257
AXA SA (France)	16,382	699,354
MetLife, Inc.	3,880	311,525
Progressive Corp.	1,991	563,473
Prudential PLC (United Kingdom)	27,783	299,749
Unum Group	2,975	242,344

		4,181,835

Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	20,373	3,150,481

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Interactive Media & Services — (continued)
Meta Platforms, Inc., Class A	6,019	$3,469,111

		6,619,592

Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(1)	931	226,754
Danaher Corp.	1,341	274,905
ICON PLC(1)	461	80,671
Thermo Fisher Scientific, Inc.	1,993	991,717

		1,574,047

Machinery — 1.5%
Fortive Corp.	7,375	539,703
Ingersoll Rand, Inc.	3,746	299,792
Otis Worldwide Corp.	5,926	611,563

		1,451,058

Media — 0.1%
Charter Communications, Inc., Class A(1)	188	69,284

		69,284

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	1,732	187,649
Glencore PLC (United Kingdom)(1)	64,606	237,662

		425,311

Multi-Utilities — 0.4%
Ameren Corp.	2,214	222,286
CenterPoint Energy, Inc.	4,541	164,520

		386,806

Office REITs — 0.2%
BXP, Inc.	2,344	157,493

		157,493

Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp.(1)	5,054	204,384
BP PLC (United Kingdom)	63,759	359,621
Cenovus Energy, Inc. (Canada)	34,861	484,500
ConocoPhillips	3,657	384,058
Exxon Mobil Corp.	16,516	1,964,248
Shell PLC (United Kingdom)	16,984	618,138

		4,014,949

Passenger Airlines — 0.3%
Southwest Airlines Co.	8,269	277,673

		277,673

Pharmaceuticals — 3.2%
4Front Ventures Corp.(1)	491,328	6,879
Eli Lilly & Co.	2,218	1,831,868
Innoviva, Inc.(1)	11,589	210,109
Johnson & Johnson	4,635	768,668
Merck & Co., Inc.	3,846	345,217

		3,162,741

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	1,762	230,434

		230,434

Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc.	9,005	1,816,038
Broadcom, Inc.	8,798	1,473,049
Intel Corp.	12,230	277,743

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Marvell Technology, Inc.	23,182	$1,427,316
NVIDIA Corp.	39,976	4,332,599
QUALCOMM, Inc.	3,378	518,895

		9,845,640

Software — 9.0%
AppLovin Corp., Class A(1)	364	96,449
Microsoft Corp.	15,345	5,760,360
Oracle Corp.	8,942	1,250,181
Roper Technologies, Inc.	630	371,435
Salesforce, Inc.	5,622	1,508,720

		8,987,145

Specialized REITs — 1.3%
American Tower Corp.	5,935	1,291,456

		1,291,456

Specialty Retail — 1.9%
Home Depot, Inc.	2,050	751,305
Lowe’s Cos., Inc.	2,388	556,953
O’Reilly Automotive, Inc.(1)	80	114,606
TJX Cos., Inc.	3,524	429,223

		1,852,087

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	27,586	6,127,678
Seagate Technology Holdings PLC	19,155	1,627,217

		7,754,895

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A	9,482	147,824
Lululemon Athletica, Inc.(1)	609	172,384
NIKE, Inc., Class B	1,097	69,638
On Holding AG, Class A(1)	2,471	108,526

		498,372

Tobacco — 0.6%
Philip Morris International, Inc.	3,963	629,047

		629,047

Trading Companies & Distributors — 0.3%
United Rentals, Inc.	521	326,511

		326,511

Total Common Stocks (Cost $72,510,941)		99,733,240

	Principal Amount	Value

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $848,184, due 4/1/2025(2)	$848,152	848,152

Total Repurchase Agreements (Cost $848,152)		848,152

Total Investments — 101.2% (Cost $73,359,093)		100,581,392

Liabilities in excess of other assets — (1.2)%		(1,177,796)

Total Net Assets — 100.0%		$99,403,596

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$849,300	$865,225

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$96,917,003	$2,816,237	*	$—	$99,733,240
Repurchase Agreements	—	848,152		—	848,152

Total	$96,917,003	$3,664,389		$—	$100,581,392

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 3.4%
Curtiss-Wright Corp.	2,002	$635,174
RTX Corp.	21,191	2,806,960

		3,442,134

Automobile Components — 0.4%
BorgWarner, Inc.	14,859	425,710

		425,710

Banks — 8.1%
Citigroup, Inc.	42,105	2,989,034
JPMorgan Chase & Co.	14,164	3,474,429
Wells Fargo & Co.	25,035	1,797,263

		8,260,726

Biotechnology — 6.4%
Gilead Sciences, Inc.	26,252	2,941,537
Regeneron Pharmaceuticals, Inc.	4,198	2,662,497
United Therapeutics Corp.(1)	2,942	906,930

		6,510,964

Building Products — 0.6%
Allegion PLC	4,550	593,593

		593,593

Capital Markets — 3.9%
Blackstone Secured Lending Fund	23,319	754,603
S&P Global, Inc.	6,378	3,240,662

		3,995,265

Chemicals — 1.9%
CF Industries Holdings, Inc.	14,490	1,132,393
PPG Industries, Inc.	7,760	848,556

		1,980,949

Commercial Services & Supplies — 1.4%
Veralto Corp.	15,060	1,467,597

		1,467,597

Consumer Staples Distribution & Retail — 4.8%
Casey’s General Stores, Inc.	3,350	1,454,034
Walmart, Inc.	39,003	3,424,073

		4,878,107

Containers & Packaging — 0.5%
Sealed Air Corp.	19,284	557,308

		557,308

Electrical Equipment — 2.1%
Generac Holdings, Inc.(1)	11,224	1,421,520
nVent Electric PLC	14,426	756,211

		2,177,731

Energy Equipment & Services — 0.8%
Cactus, Inc., Class A	4,557	208,847
Helmerich & Payne, Inc.	22,729	593,682

		802,529

Entertainment — 1.6%
Electronic Arts, Inc.	11,355	1,641,025

		1,641,025

Financial Services — 9.2%
Berkshire Hathaway, Inc., Class B(1)	8,156	4,343,723
Fiserv, Inc.(1)	15,623	3,450,027

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — (continued)
Mastercard, Inc., Class A	2,280	$1,249,714
MGIC Investment Corp.	16,839	417,270

		9,460,734

Ground Transportation — 2.1%
CSX Corp.	25,801	759,324
JB Hunt Transport Services, Inc.	9,537	1,410,999

		2,170,323

Health Care Equipment & Supplies — 1.4%
GE HealthCare Technologies, Inc.	17,498	1,412,264

		1,412,264

Health Care Providers & Services — 6.6%
Cencora, Inc.	7,888	2,193,574
Elevance Health, Inc.	5,060	2,200,898
HCA Healthcare, Inc.	2,431	840,032
Quest Diagnostics, Inc.	8,892	1,504,526

		6,739,030

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	13,835	1,357,075

		1,357,075

Insurance — 3.1%
Axis Capital Holdings Ltd.	20,150	2,019,836
MetLife, Inc.	14,070	1,129,680

		3,149,516

IT Services — 2.8%
Accenture PLC, Class A	9,310	2,905,092

		2,905,092

Machinery — 3.8%
Allison Transmission Holdings, Inc.	5,429	519,392
Dover Corp.	2,251	395,456
Otis Worldwide Corp.	8,956	924,259
PACCAR, Inc.	8,021	781,005
Westinghouse Air Brake Technologies Corp.	7,208	1,307,171

		3,927,283

Media — 1.5%
Comcast Corp., Class A	41,201	1,520,317

		1,520,317

Metals & Mining — 1.1%
Steel Dynamics, Inc.	9,365	1,171,374

		1,171,374

Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	10,781	1,803,554
ConocoPhillips	13,869	1,456,522
EOG Resources, Inc.	17,442	2,236,762
Phillips 66	13,711	1,693,034

		7,189,872

Pharmaceuticals — 4.8%
Johnson & Johnson	22,439	3,721,284
Roche Holding AG, ADR	30,238	1,244,293

		4,965,577

Professional Services — 1.0%
FTI Consulting, Inc.(1)	3,125	512,750

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
Robert Half, Inc.	9,903	$540,209

		1,052,959

Semiconductors & Semiconductor Equipment — 5.5%
Intel Corp.	51,583	1,171,450
Lam Research Corp.	9,882	718,422
QUALCOMM, Inc.	1,953	300,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,971	1,323,186
Texas Instruments, Inc.	11,830	2,125,851

		5,638,909

Software — 0.7%
Nice Ltd., ADR(1)	4,680	721,516

		721,516

Specialized REITs — 0.6%
Public Storage	2,175	650,956

		650,956

Specialty Retail — 3.4%
Dick’s Sporting Goods, Inc.	5,685	1,145,869
Ross Stores, Inc.	8,201	1,048,006
Ulta Beauty, Inc.(1)	3,427	1,256,132

		3,450,007

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(1)	2,546	720,671
NIKE, Inc., Class B	18,526	1,176,030

		1,896,701

Tobacco — 4.2%
Philip Morris International, Inc.	27,384	4,346,662

		4,346,662

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	6,069	471,379

		471,379

Total Common Stocks (Cost $79,176,275)		100,931,184

	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $795,268, due 4/1/2025(2)	$795,238	795,238

Total Repurchase Agreements (Cost $795,238)		795,238

Total Investments — 99.2% (Cost $79,971,513)		101,726,422

Assets in excess of other liabilities — 0.8%		823,705

Total Net Assets — 100.0%		$102,550,127

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$796,300	$811,216

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$100,931,184	$—	$—	$100,931,184
Repurchase Agreements	—	795,238	—	795,238

Total	$100,931,184	$795,238	$—	$101,726,422

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 2.7%
Boeing Co.(1)	12,258	$2,090,602
General Dynamics Corp.	6,987	1,904,516
RTX Corp.	21,245	2,814,113

		6,809,231

Automobiles — 0.7%
Tesla, Inc.(1)	6,496	1,683,503

		1,683,503

Banks — 5.5%
Bank of America Corp.	85,609	3,572,464
JPMorgan Chase & Co.	25,496	6,254,169
Wells Fargo & Co.	55,180	3,961,372

		13,788,005

Beverages — 0.9%
Monster Beverage Corp.(1)	38,367	2,245,237

		2,245,237

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.(1)	5,912	2,866,256

		2,866,256

Broadline Retail — 4.8%
Amazon.com, Inc.(1)	62,526	11,896,197

		11,896,197

Building Products — 0.6%
Builders FirstSource, Inc.(1)	11,433	1,428,439

		1,428,439

Capital Markets — 1.8%
KKR & Co., Inc.	17,952	2,075,431
Nasdaq, Inc.	30,210	2,291,730

		4,367,161

Chemicals — 1.0%
Sherwin-Williams Co.	7,213	2,518,707

		2,518,707

Consumer Finance — 1.4%
American Express Co.	12,619	3,395,142

		3,395,142

Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	46,721	4,101,637

		4,101,637

Electric Utilities — 0.9%
PG&E Corp.	126,266	2,169,250

		2,169,250

Electrical Equipment — 2.4%
AMETEK, Inc.	11,895	2,047,605
Emerson Electric Co.	16,545	1,813,994
GE Vernova, Inc.	7,293	2,226,407

		6,088,006

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	9,813	1,572,631

		1,572,631

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.7%
Netflix, Inc.(1)	4,633	$4,320,412

		4,320,412

Financial Services — 2.3%
Mastercard, Inc., Class A	10,496	5,753,068

		5,753,068

Gas Utilities — 0.9%
Atmos Energy Corp.	14,746	2,279,437

		2,279,437

Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	21,233	1,547,036

		1,547,036

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	28,603	3,794,188
Boston Scientific Corp.(1)	33,336	3,362,936
Edwards Lifesciences Corp.(1)	27,778	2,013,349

		9,170,473

Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	8,661	4,536,199

		4,536,199

Health Care REITs — 1.5%
Welltower, Inc.	23,569	3,611,007

		3,611,007

Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	9,623	2,228,975

		2,228,975

Hotels, Restaurants & Leisure — 3.0%
Marriott International, Inc., Class A	10,398	2,476,803
McDonald’s Corp.	7,740	2,417,744
Starbucks Corp.	26,654	2,614,491

		7,509,038

Household Durables — 0.6%
Lennar Corp., Class A	12,148	1,394,347

		1,394,347

Household Products — 1.9%
Procter & Gamble Co.	27,214	4,637,810

		4,637,810

Insurance — 3.3%
Arch Capital Group Ltd.	18,705	1,799,047
Chubb Ltd.	8,549	2,581,713
Progressive Corp.	13,145	3,720,166

		8,100,926

Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	60,386	9,338,091
Meta Platforms, Inc., Class A	11,038	6,361,862

		15,699,953

IT Services — 0.7%
Accenture PLC, Class A	5,943	1,854,454

		1,854,454

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	3,907	$1,944,123

		1,944,123

Machinery — 2.6%
Deere & Co.	3,778	1,773,204
Ingersoll Rand, Inc.	28,222	2,258,607
Parker-Hannifin Corp.	4,189	2,546,284

		6,578,095

Multi-Utilities — 1.2%
WEC Energy Group, Inc.	26,244	2,860,071

		2,860,071

Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips	18,952	1,990,339
Diamondback Energy, Inc.	9,241	1,477,451
Expand Energy Corp.	11,843	1,318,363
Exxon Mobil Corp.	35,651	4,239,973

		9,026,126

Pharmaceuticals — 3.4%
Eli Lilly & Co.	6,796	5,612,884
Merck & Co., Inc.	32,906	2,953,643

		8,566,527

Semiconductors & Semiconductor Equipment — 10.3%
Broadcom, Inc.	35,534	5,949,458
KLA Corp.	3,858	2,622,669
NVIDIA Corp.	137,435	14,895,205
Texas Instruments, Inc.	11,262	2,023,781

		25,491,113

Software — 9.7%
Intuit, Inc.	4,100	2,517,359
Microsoft Corp.	40,985	15,385,359
PTC, Inc.(1)	10,156	1,573,672
Salesforce, Inc.	11,217	3,010,194
Workday, Inc., Class A(1)	6,818	1,592,208

		24,078,792

Specialized REITs — 0.9%
Equinix, Inc.	2,692	2,194,922

		2,194,922

Specialty Retail — 1.3%
AutoZone, Inc.(1)	818	3,118,854

		3,118,854

Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	85,747	19,046,981

		19,046,981

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	28,330	1,798,388

		1,798,388

Trading Companies & Distributors — 0.4%
FTAI Aviation Ltd.	9,637	1,069,996

		1,069,996

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	9,165	$2,444,397

		2,444,397

Total Common Stocks (Cost $183,345,394)		245,790,922

	Principal Amount	Value
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $3,006,213, due 4/1/2025(2)	$3,006,099	3,006,099

Total Repurchase Agreements (Cost $3,006,099)		3,006,099

Total Investments — 100.2% (Cost $186,351,493)		248,797,021

Liabilities in excess of other assets — (0.2)%		(386,706)

Total Net Assets — 100.0%		$248,410,315

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$3,010,000	$3,066,269

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$245,790,922	$—	$—	$245,790,922
Repurchase Agreements	—	3,006,099	—	3,006,099

Total	$245,790,922	$3,006,099	$—	$248,797,021

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 98.1%
Australia — 1.7%
Goodman Group REITs	31,224	$561,540
QBE Insurance Group Ltd.	51,851	714,245

		1,275,785

Denmark — 3.7%
Coloplast AS, Class B	3,524	370,548
Novo Nordisk AS, Class B	21,050	1,459,025
Novonesis (Novozymes) B	16,856	982,346

		2,811,919

France — 16.5%
Air Liquide SA	16,349	3,111,242
Dassault Systemes SE	19,459	741,543
Hermes International SCA	160	419,276
Legrand SA	9,036	956,770
LVMH Moet Hennessy Louis Vuitton SE	1,954	1,219,926
Safran SA	12,111	3,194,953
Sanofi SA	9,563	1,059,675
Schneider Electric SE	7,031	1,627,556
SPIE SA	7,310	311,504

		12,642,445

Germany — 8.3%
Bilfinger SE	4,213	303,604
Deutsche Boerse AG	5,348	1,576,241
Deutsche Telekom AG	19,468	720,873
Muenchener Rueckversicherungs-Gesellschaft AG	2,154	1,357,730
SAP SE	9,014	2,393,137

		6,351,585

Hong Kong — 1.8%
Hong Kong Exchanges & Clearing Ltd.	31,300	1,392,383

		1,392,383

Ireland — 1.8%
James Hardie Industries PLC, CDI(1)	24,752	587,187
Ryanair Holdings PLC, ADR	18,046	764,609

		1,351,796

Japan — 19.6%
Advantest Corp.	15,700	698,337
Azbil Corp.	73,400	567,744
Hamamatsu Photonics KK	26,000	254,032
Hitachi Ltd.	77,400	1,791,893
Hoya Corp.	9,400	1,060,361
IHI Corp.	12,000	833,291
Keyence Corp.	3,200	1,256,023
Otsuka Corp.	10,000	216,671
Rakuten Bank Ltd.(1)	28,100	1,215,066
Recruit Holdings Co. Ltd.	24,800	1,288,368
Sony Group Corp.	140,800	3,586,387
Terumo Corp.	52,600	987,559
Tokio Marine Holdings, Inc.	32,900	1,268,874

		15,024,606

Luxembourg — 0.7%
Spotify Technology SA(1)	984	541,230

		541,230

Netherlands — 6.6%
Adyen NV(1)(2)	496	758,137
Argenx SE(1)	834	492,538
ASML Holding NV	3,035	2,008,251
Ferrovial SE	19,939	892,501

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
Heineken NV	11,434	$933,775

		5,085,202

Singapore — 2.2%
DBS Group Holdings Ltd.	49,940	1,713,914

		1,713,914

Spain — 2.6%
Indra Sistemas SA	28,539	830,197
Industria de Diseno Textil SA	22,741	1,134,371

		1,964,568

Sweden — 3.0%
Atlas Copco AB, Class A	71,575	1,146,814
Volvo AB, Class B	38,149	1,121,945

		2,268,759

Switzerland — 6.0%
Cie Financiere Richemont SA, Reg S, Class A	12,117	2,115,938
Lonza Group AG, Reg S	1,721	1,059,233
Nestle SA, Reg S	13,607	1,376,042

		4,551,213

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,078	842,948

		842,948

United Kingdom — 21.3%
3i Group PLC	36,634	1,716,115
AstraZeneca PLC	5,518	806,426
Compass Group PLC	45,375	1,498,074
Diageo PLC	38,369	1,000,924
Haleon PLC	226,418	1,145,999
InterContinental Hotels Group PLC	13,842	1,489,738
London Stock Exchange Group PLC	13,745	2,038,270
NatWest Group PLC	90,799	531,977
Next PLC	4,371	629,260
RELX PLC	42,320	2,119,931
Rolls-Royce Holdings PLC(1)	117,820	1,139,149
Sage Group PLC	70,002	1,093,532
SSE PLC	50,867	1,046,760

		16,256,155

United States — 1.2%
Yum China Holdings, Inc.	17,898	931,770

		931,770

Total Common Stocks (Cost $56,405,487)		75,006,278

	Principal Amount	Value
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $1,773,229, due 4/1/2025(3)	$1,773,162	1,773,162

Total Repurchase Agreements (Cost $1,773,162)		1,773,162

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Value

Total Investments — 100.4% (Cost $58,178,649)	$76,779,440

Liabilities in excess of other assets — (0.4)%	(289,967)

Total Net Assets — 100.0%	$76,489,473

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of this security amounted to $758,137, representing 1.0% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$1,775,500	$1,808,729

Legend:

ADR – American Depositary Receipt

CDI – Chess Depository Interest

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,275,785	*	$—	$1,275,785
Denmark	—	2,811,919	*	—	2,811,919
France	—	12,642,445	*	—	12,642,445
Germany	—	6,351,585	*	—	6,351,585
Hong Kong	—	1,392,383	*	—	1,392,383
Ireland	764,609	587,187	*	—	1,351,796
Japan	—	15,024,606	*	—	15,024,606
Luxembourg	541,230	—		—	541,230
Netherlands	—	5,085,202	*	—	5,085,202
Singapore	—	1,713,914	*	—	1,713,914
Spain	—	1,964,568	*	—	1,964,568
Sweden	—	2,268,759	*	—	2,268,759
Switzerland	—	4,551,213	*	—	4,551,213
Taiwan	842,948	—		—	842,948
United Kingdom	—	16,256,155	*	—	16,256,155
United States	931,770	—		—	931,770
Repurchase Agreements	—	1,773,162		—	1,773,162

Total	$3,080,557	$73,698,883		$—	$76,779,440

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 98.2%
Australia — 1.0%
Rio Tinto Ltd.	32,185	$2,340,352

		2,340,352

Austria — 1.6%
Erste Group Bank AG	52,929	3,677,365

		3,677,365

Belgium — 1.0%
UCB SA	13,526	2,385,496

		2,385,496

Canada — 1.4%
Nutrien Ltd.	27,290	1,354,402
Toronto-Dominion Bank	28,985	1,736,824

		3,091,226

Cayman Islands — 1.0%
Meituan, Class B(1)(2)	39,300	794,591
NU Holdings Ltd., Class A(1)	54,561	558,705
Tencent Music Entertainment Group, ADR	60,807	876,229

		2,229,525

China — 0.3%
Contemporary Amperex Technology Co. Ltd., Class A	22,100	774,561

		774,561

Denmark — 2.4%
Novo Nordisk AS, Class B	42,676	2,957,974
Pandora AS	6,298	964,428
Vestas Wind Systems AS(1)	103,090	1,421,572

		5,343,974

France — 8.3%
BNP Paribas SA	38,129	3,175,485
Cie de Saint-Gobain SA	8,699	864,700
EssilorLuxottica SA	12,383	3,562,402
Legrand SA	24,770	2,622,752
LVMH Moet Hennessy Louis Vuitton SE	2,625	1,638,847
Sanofi SA	29,990	3,323,188
Schneider Electric SE	15,699	3,634,050

		18,821,424

Germany — 10.6%
Allianz SE, Reg S	11,876	4,527,855
Bayerische Motoren Werke AG	33,709	2,688,633
Beiersdorf AG	12,474	1,614,807
Infineon Technologies AG	82,427	2,722,125
SAP SE	28,476	7,560,124
Siemens AG, Reg S	15,772	3,618,550
Siemens Healthineers AG(2)	25,402	1,362,941

		24,095,035

Hong Kong — 1.4%
BOC Hong Kong Holdings Ltd.	515,000	2,084,887
Techtronic Industries Co. Ltd.	82,000	987,598

		3,072,485

India — 0.4%
HDFC Bank Ltd., ADR	14,331	952,152

		952,152

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Indonesia — 0.5%
Bank Central Asia Tbk. PT	2,249,800	$1,145,797

		1,145,797

Ireland — 1.0%
Kingspan Group PLC	27,526	2,226,138

		2,226,138

Israel — 0.5%
Teva Pharmaceutical Industries Ltd., ADR(1)	78,959	1,213,600

		1,213,600

Italy — 1.4%
FinecoBank Banca Fineco SpA	159,843	3,166,839

		3,166,839

Japan — 20.5%
Bridgestone Corp.	38,000	1,526,130
Daikin Industries Ltd.	12,700	1,378,805
FANUC Corp.	44,600	1,217,196
FUJIFILM Holdings Corp.	115,900	2,218,836
Hitachi Ltd.	130,800	3,028,161
ITOCHU Corp.	46,900	2,166,714
Japan Exchange Group, Inc.	184,300	1,888,280
KDDI Corp.	128,400	2,026,298
Keyence Corp.	4,200	1,648,531
Kokusai Electric Corp.	39,700	652,822
Mitsubishi Estate Co. Ltd.	79,500	1,297,457
Mitsubishi UFJ Financial Group, Inc.	503,600	6,801,236
MS&AD Insurance Group Holdings, Inc.	129,900	2,813,909
Nintendo Co. Ltd.	35,800	2,441,898
Nitori Holdings Co. Ltd.	15,300	1,514,874
Recruit Holdings Co. Ltd.	28,000	1,454,609
Shimano, Inc.	6,100	856,199
SMC Corp.	3,000	1,067,500
Sony Group Corp.	185,800	4,732,604
Terumo Corp.	118,200	2,219,191
Toyota Industries Corp.	25,600	2,184,800
Unicharm Corp.	164,500	1,308,443

		46,444,493

Luxembourg — 1.2%
Spotify Technology SA(1)	5,136	2,824,954

		2,824,954

Netherlands — 4.2%
Airbus SE	13,798	2,432,905
ASM International NV	1,831	838,924
ASML Holding NV	6,137	4,060,835
Heineken NV	26,008	2,123,982

		9,456,646

New Zealand — 0.3%
Xero Ltd.(1)	7,582	741,262

		741,262

Norway — 1.9%
DNB Bank ASA	114,900	3,022,122
Norsk Hydro ASA	206,974	1,207,179

		4,229,301

Portugal — 0.8%
Jeronimo Martins SGPS SA	85,607	1,818,484

		1,818,484

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Republic of Korea — 0.2%
Samsung SDI Co. Ltd.	3,361	$435,103

		435,103

Singapore — 1.0%
DBS Group Holdings Ltd.	65,500	2,247,924

		2,247,924

Spain — 4.7%
Banco Bilbao Vizcaya Argentaria SA	281,849	3,841,954
Bankinter SA	148,024	1,646,929
Iberdrola SA	185,651	3,001,310
Industria de Diseno Textil SA	44,480	2,218,760

		10,708,953

Sweden — 0.7%
Svenska Handelsbanken AB, Class A	136,158	1,537,190

		1,537,190

Switzerland — 7.1%
Alcon AG	27,993	2,642,742
Chocoladefabriken Lindt & Spruengli AG	157	2,119,028
Cie Financiere Richemont SA, Reg S, Class A	20,641	3,604,447
Lonza Group AG, Reg S	2,686	1,653,166
Roche Holding AG	18,392	6,047,336

		16,066,719

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	1,170,868

		1,170,868

United Kingdom — 19.6%
Antofagasta PLC	66,999	1,463,451
ARM Holdings PLC, ADR(1)	7,827	835,845
AstraZeneca PLC	31,690	4,631,325
BAE Systems PLC	121,820	2,465,081
Bunzl PLC	51,033	1,955,336
Burberry Group PLC	66,035	667,814
Diageo PLC	78,455	2,046,638
GSK PLC	131,660	2,514,560
Haleon PLC	573,626	2,903,367
Kingfisher PLC	459,282	1,511,568
Lloyds Banking Group PLC	3,714,313	3,475,005
National Grid PLC	178,208	2,321,741
Reckitt Benckiser Group PLC	39,681	2,681,448
RELX PLC	70,609	3,546,776
Shell PLC	161,740	5,927,957
Unilever PLC	69,954	4,167,419
Whitbread PLC	39,849	1,267,189

		44,382,520

United States — 2.7%
Booking Holdings, Inc.	414	1,907,261
Ferguson Enterprises, Inc.	5,174	829,030
Liberty Media Corp.-Liberty Formula One, Class C(1)	19,264	1,733,953
Lululemon Athletica, Inc.(1)	3,487	987,030
MercadoLibre, Inc.(1)	342	667,197

		6,124,471

Total Common Stocks (Cost $191,747,883)		222,724,857

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $2,051,609, due 4/1/2025(3)	$2,051,532	$2,051,532

Total Repurchase Agreements (Cost $2,051,532)		2,051,532

Total Investments — 99.1% (Cost $193,799,415)		224,776,389

Assets in excess of other liabilities — 0.9%		2,090,664

Total Net Assets — 100.0%		$226,867,053

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $2,157,532, representing 1.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$2,054,200	$2,092,608

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,340,352	*	$—	$2,340,352
Austria	—	3,677,365	*	—	3,677,365
Belgium	—	2,385,496	*	—	2,385,496
Canada	3,091,226	—		—	3,091,226
Cayman Islands	1,434,934	794,591	*	—	2,229,525
China	—	774,561	*	—	774,561
Denmark	—	5,343,974	*	—	5,343,974
France	—	18,821,424	*	—	18,821,424
Germany	—	24,095,035	*	—	24,095,035
Hong Kong	—	3,072,485	*	—	3,072,485
India	952,152	—		—	952,152
Indonesia	—	1,145,797	*	—	1,145,797
Ireland	—	2,226,138	*	—	2,226,138
Israel	1,213,600	—		—	1,213,600
Italy	—	3,166,839	*	—	3,166,839
Japan	—	46,444,493	*	—	46,444,493
Luxembourg	2,824,954	—		—	2,824,954
Netherlands	—	9,456,646	*	—	9,456,646
New Zealand	—	741,262	*	—	741,262
Norway	—	4,229,301	*	—	4,229,301
Portugal	—	1,818,484	*	—	1,818,484
Republic of Korea	—	435,103	*	—	435,103
Singapore	—	2,247,924	*	—	2,247,924
Spain	—	10,708,953	*	—	10,708,953
Sweden	—	1,537,190	*	—	1,537,190
Switzerland	—	16,066,719	*	—	16,066,719
Taiwan	—	1,170,868	*	—	1,170,868
United Kingdom	835,845	43,546,675	*	—	44,382,520
United States	6,124,471	—		—	6,124,471
Repurchase Agreements	—	2,051,532		—	2,051,532

Total	$16,477,182	$208,299,207		$—	$224,776,389

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.1%
Automobiles — 1.9%
Tesla, Inc.(1)	24,197	$6,270,895

		6,270,895

Banks — 0.7%
Wells Fargo & Co.	29,879	2,145,013

		2,145,013

Beverages — 1.0%
Monster Beverage Corp.(1)	53,277	3,117,770

		3,117,770

Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.(1)	6,499	3,150,845

		3,150,845

Broadline Retail — 5.6%
Amazon.com, Inc.(1)	95,205	18,113,703

		18,113,703

Building Products — 0.4%
Builders FirstSource, Inc.(1)	10,852	1,355,849

		1,355,849

Capital Markets — 2.8%
Ares Management Corp., Class A	19,708	2,889,390
Interactive Brokers Group, Inc., Class A	10,444	1,729,422
KKR & Co., Inc.	21,725	2,511,627
S&P Global, Inc.	3,540	1,798,674

		8,929,113

Chemicals — 1.2%
Sherwin-Williams Co.	10,735	3,748,555

		3,748,555

Communications Equipment — 0.7%
Arista Networks, Inc.(1)	30,611	2,371,740

		2,371,740

Consumer Finance — 1.0%
American Express Co.	11,970	3,220,529

		3,220,529

Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	34,780	3,053,336

		3,053,336

Electrical Equipment — 1.4%
Emerson Electric Co.	11,504	1,261,298
GE Vernova, Inc.	6,017	1,836,870
Vertiv Holdings Co., Class A	18,748	1,353,606

		4,451,774

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	29,377	1,926,837
CDW Corp.	16,699	2,676,182
Coherent Corp.(1)	27,221	1,767,732

		6,370,751

Entertainment — 5.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	40,297	3,627,133
Live Nation Entertainment, Inc.(1)	26,392	3,446,267
Netflix, Inc.(1)	9,124	8,508,404

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — (continued)
Spotify Technology SA(1)	6,048	$3,326,581

		18,908,385

Financial Services — 3.4%
Mastercard, Inc., Class A	20,149	11,044,070

		11,044,070

Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	39,580	2,883,799

		2,883,799

Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp.(1)	34,268	3,456,956
Edwards Lifesciences Corp.(1)	31,290	2,267,899

		5,724,855

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	5,948	3,115,265

		3,115,265

Health Care Technology — 1.1%
Veeva Systems, Inc., Class A(1)	15,845	3,670,177

		3,670,177

Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	81,210	4,077,554
DoorDash, Inc., Class A(1)	16,021	2,928,159
DraftKings, Inc., Class A(1)	61,834	2,053,507
Hilton Worldwide Holdings, Inc.	13,202	3,004,115

		12,063,335

Interactive Media & Services — 10.7%
Alphabet, Inc., Class A	97,339	15,052,503
Meta Platforms, Inc., Class A	30,821	17,763,992
Pinterest, Inc., Class A(1)	53,206	1,649,386

		34,465,881

IT Services — 1.4%
Gartner, Inc.(1)	4,606	1,933,322
Shopify, Inc., Class A(1)	27,605	2,633,103

		4,566,425

Machinery — 0.9%
Ingersoll Rand, Inc.	36,410	2,913,892

		2,913,892

Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	7,205	1,151,935

		1,151,935

Pharmaceuticals — 3.6%
Eli Lilly & Co.	13,970	11,537,963

		11,537,963

Semiconductors & Semiconductor Equipment — 15.3%
Broadcom, Inc.	79,479	13,307,169
KLA Corp.	7,162	4,868,728
NVIDIA Corp.	251,296	27,235,460
QUALCOMM, Inc.	26,937	4,137,793

		49,549,150

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — 15.8%
Adobe, Inc.(1)	1,960	$751,719
AppLovin Corp., Class A(1)	3,244	859,563
Cadence Design Systems, Inc.(1)	13,440	3,418,195
HubSpot, Inc.(1)	2,566	1,465,930
Intuit, Inc.	7,941	4,875,695
Microsoft Corp.	61,167	22,961,480
Palantir Technologies, Inc., Class A(1)	21,610	1,823,884
Palo Alto Networks, Inc.(1)	16,815	2,869,312
PTC, Inc.(1)	15,281	2,367,791
Salesforce, Inc.	19,711	5,289,644
ServiceNow, Inc.(1)	5,611	4,467,141

		51,150,354

Specialized REITs — 0.9%
Equinix, Inc.	3,463	2,823,557

		2,823,557

Specialty Retail — 1.6%
O’Reilly Automotive, Inc.(1)	3,659	5,241,810

		5,241,810

Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	133,150	29,576,610

		29,576,610

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	28,566	1,813,370

		1,813,370

Trading Companies & Distributors — 0.5%
FTAI Aviation Ltd.	14,883	1,652,459

		1,652,459

Total Common Stocks (Cost $202,007,729)		320,153,165

	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $1,148,218, due 4/1/2025(2)	$1,148,174	1,148,174

Total Repurchase Agreements (Cost $1,148,174)		1,148,174

Total Investments — 99.5% (Cost $203,155,903)		321,301,339

Assets in excess of other liabilities — 0.5%		1,593,460

Total Net Assets — 100.0%		$322,894,799

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$1,149,700	$1,171,229

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$320,153,165	$—	$—	$320,153,165
Repurchase Agreements	—	1,148,174	—	1,148,174

Total	$320,153,165	$1,148,174	$—	$321,301,339

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 98.8%
Aerospace & Defense — 1.1%
General Dynamics Corp.	3,358	$915,324

		915,324

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	4,286	438,886

		438,886

Banks — 6.9%
Huntington Bancshares, Inc.	76,267	1,144,768
JPMorgan Chase & Co.	13,898	3,409,179
Wells Fargo & Co.	17,063	1,224,953

		5,778,900

Beverages — 2.5%
Coca-Cola Co.	21,290	1,524,790
Coca-Cola Europacific Partners PLC	6,758	588,149

		2,112,939

Biotechnology — 2.8%
AbbVie, Inc.	11,439	2,396,699

		2,396,699

Building Products — 0.8%
Allegion PLC	3,218	419,820
Builders FirstSource, Inc.(1)	2,028	253,379

		673,199

Capital Markets — 6.1%
Blue Owl Capital, Inc.	34,315	687,673
Charles Schwab Corp.	11,790	922,921
Goldman Sachs Group, Inc.	1,186	647,900
Intercontinental Exchange, Inc.	2,918	503,355
LPL Financial Holdings, Inc.	4,080	1,334,731
Morgan Stanley	9,022	1,052,597

		5,149,177

Construction Materials — 1.7%
CRH PLC	16,163	1,421,859

		1,421,859

Consumer Finance — 2.7%
American Express Co.	4,663	1,254,580
Discover Financial Services	5,719	976,233

		2,230,813

Consumer Staples Distribution & Retail — 3.7%
Sysco Corp.	21,577	1,619,138
U.S. Foods Holding Corp.(1)	23,064	1,509,770

		3,128,908

Containers & Packaging — 0.7%
Smurfit WestRock PLC	12,907	581,589

		581,589

Electric Utilities — 4.4%
FirstEnergy Corp.	29,802	1,204,597
NextEra Energy, Inc.	12,688	899,452
NRG Energy, Inc.	4,423	422,220
PPL Corp.	33,586	1,212,790

		3,739,059

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.0%
Emerson Electric Co.	7,715	$845,873

		845,873

Electronic Equipment, Instruments & Components — 2.7%
Flex Ltd.(1)	27,403	906,491
Keysight Technologies, Inc.(1)	5,129	768,170
Trimble, Inc.(1)	8,658	568,398

		2,243,059
Energy Equipment & Services — 1.5%
Schlumberger NV	31,061	1,298,350

		1,298,350

Entertainment — 1.1%
Walt Disney Co.	9,035	891,755

		891,755

Financial Services — 3.9%
Apollo Global Management, Inc.	6,597	903,393
Corpay, Inc.(1)	3,547	1,236,910
Fidelity National Information Services, Inc.	15,409	1,150,744

		3,291,047

Ground Transportation — 3.2%
Norfolk Southern Corp.	5,246	1,242,515
Uber Technologies, Inc.(1)	19,406	1,413,921

		2,656,436

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	7,564	1,003,365
Medtronic PLC	11,227	1,008,858

		2,012,223

Health Care Providers & Services — 8.6%
Cencora, Inc.	6,381	1,774,492
Centene Corp.(1)	5,713	346,836
Elevance Health, Inc.	1,457	633,737
McKesson Corp.	2,350	1,581,526
Quest Diagnostics, Inc.	3,573	604,552
UnitedHealth Group, Inc.	4,304	2,254,220

		7,195,363

Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.	118	543,615

		543,615

Household Durables — 0.2%
Lennar Corp., Class A	1,296	148,755

		148,755

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	7,423	1,571,820

		1,571,820

Insurance — 4.1%
Allstate Corp.	5,191	1,074,900
Aon PLC, Class A	3,151	1,257,533
Arthur J Gallagher & Co.	1,742	601,408
Chubb Ltd.	1,650	498,284

		3,432,125

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A	12,775	$1,975,526

		1,975,526

Machinery — 1.7%
Fortive Corp.	9,916	725,653
Westinghouse Air Brake Technologies Corp.	3,879	703,457

		1,429,110

Media — 1.0%
Omnicom Group, Inc.	10,525	872,628

		872,628

Metals & Mining — 2.2%
Kinross Gold Corp.	100,916	1,272,551
Teck Resources Ltd., Class B	14,708	535,812

		1,808,363

Multi-Utilities — 1.2%
CenterPoint Energy, Inc.	28,650	1,037,989

		1,037,989

Oil, Gas & Consumable Fuels — 6.7%
Canadian Natural Resources Ltd.	17,523	539,708
Cenovus Energy, Inc.	42,865	596,252
ConocoPhillips	12,686	1,332,284
Diamondback Energy, Inc.	8,801	1,407,104
Marathon Petroleum Corp.	7,876	1,147,454
ONEOK, Inc.	6,176	612,783

		5,635,585

Passenger Airlines — 0.6%
United Airlines Holdings, Inc.(1)	6,711	463,395

		463,395

Personal Care Products — 1.5%
Kenvue, Inc.	52,136	1,250,221

		1,250,221

Pharmaceuticals — 1.1%
AstraZeneca PLC, ADR	12,109	890,012

		890,012

Professional Services — 2.0%
Jacobs Solutions, Inc.	6,810	823,261
KBR, Inc.	8,910	443,807
Leidos Holdings, Inc.	3,337	450,295

		1,717,363

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	4,846	703,251
Microchip Technology, Inc.	12,722	615,872
Micron Technology, Inc.	10,303	895,228
NXP Semiconductors NV	2,900	551,174

		2,765,525

Software — 1.3%
Oracle Corp.	7,755	1,084,227

		1,084,227

Specialty Retail — 3.4%
AutoNation, Inc.(1)	4,663	755,033
AutoZone, Inc.(1)	368	1,403,103

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
Home Depot, Inc.	1,884	$690,467

		2,848,603

Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C	9,308	848,424

		848,424

Tobacco — 2.8%
Philip Morris International, Inc.	14,637	2,323,331

		2,323,331

Trading Companies & Distributors — 0.6%
United Rentals, Inc.	859	538,335

		538,335

Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	3,238	863,607

		863,607

Total Common Stocks (Cost $64,091,468)		83,050,017

	Principal Amount	Value
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $1,200,621, due 4/1/2025(2)	$1,200,575	1,200,575

Total Repurchase Agreements (Cost $1,200,575)		1,200,575

Total Investments — 100.2% (Cost $65,292,043)		84,250,592

Liabilities in excess of other assets — (0.2)%		(169,399)

Total Net Assets — 100.0%		$84,081,193

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$1,202,200	$1,224,742

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$83,050,017	$—	$—	$83,050,017
Repurchase Agreements	—	1,200,575	—	1,200,575

Total	$83,050,017	$1,200,575	$—	$84,250,592

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 1.3%
General Electric Co.	10,510	$2,103,576
Loar Holdings, Inc.(1)	200	14,130

		2,117,706

Automobiles — 1.1%
BYD Co. Ltd., Class H (China)	35,443	1,791,533

		1,791,533

Banks — 0.4%
Huntington Bancshares, Inc.	22,498	337,695
M&T Bank Corp.	1,800	321,750

		659,445

Beverages — 0.8%
Constellation Brands, Inc., Class A	7,000	1,284,640

		1,284,640

Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc.(1)	6,664	1,799,413
Arcellx, Inc.(1)	758	49,725
Beam Therapeutics, Inc.(1)	8,996	175,692
Biogen, Inc.(1)	3,767	515,476
BioNTech SE, ADR(1)	6,906	628,860
Blueprint Medicines Corp.(1)	653	57,797
Cytokinetics, Inc.(1)	3,266	131,260
Exact Sciences Corp.(1)	33,078	1,431,947
Galapagos NV, ADR(1)	6,794	170,665
Gamida Cell Ltd.(1)(2)(3)	59,800	1
Gilead Sciences, Inc.	14,585	1,634,249
Hookipa Pharma, Inc.(1)	2,270	2,452
Immunocore Holdings PLC, ADR(1)	3,803	112,835
Janux Therapeutics, Inc.(1)	2,300	62,100
Krystal Biotech, Inc.(1)	839	151,272
Moderna, Inc.(1)	5,813	164,799
Vor BioPharma, Inc.(1)	6,333	4,544
XOMA Royalty Corp.(1)	3,827	76,272

		7,169,359

Broadline Retail — 12.6%
Amazon.com, Inc.(1)	94,924	18,060,240
MercadoLibre, Inc.(1)	941	1,835,769
PDD Holdings, Inc., ADR(1)	9,502	1,124,562
Savers Value Village, Inc.(1)	18,170	125,373

		21,145,944

Building Products — 0.0%
Simpson Manufacturing Co., Inc.	487	76,498

		76,498

Capital Markets — 1.4%
Intercontinental Exchange, Inc.	11,139	1,921,478
Morgan Stanley	3,738	436,112

		2,357,590

Construction Materials — 0.4%
Eagle Materials, Inc.	332	73,681
Martin Marietta Materials, Inc.	1,447	691,854

		765,535

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Finance — 0.9%
Capital One Financial Corp.	8,842	$1,585,371

		1,585,371

Containers & Packaging — 0.7%
International Paper Co.	22,182	1,183,410

		1,183,410

Diversified Consumer Services — 0.2%
Duolingo, Inc.(1)	931	289,113

		289,113

Electrical Equipment — 1.0%
GE Vernova, Inc.	5,659	1,727,580

		1,727,580

Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.(1)	16,647	550,683
Jabil, Inc.	4,488	610,682

		1,161,365

Entertainment — 1.3%
Live Nation Entertainment, Inc.(1)	6,921	903,744
ROBLOX Corp., Class A(1)	22,784	1,328,080

		2,231,824

Financial Services — 6.2%
Mastercard, Inc., Class A	8,345	4,574,061
Rocket Cos., Inc., Class A	26,743	322,788
Toast, Inc., Class A(1)	36,298	1,204,005
Visa, Inc., Class A	12,561	4,402,128

		10,502,982

Ground Transportation — 0.3%
Uber Technologies, Inc.(1)	6,449	469,874

		469,874

Health Care Equipment & Supplies — 4.3%
Align Technology, Inc.(1)	4,819	765,546
Boston Scientific Corp.(1)	53,528	5,399,905
Ceribell, Inc.(1)	1,339	25,722
Glaukos Corp.(1)	4,039	397,518
Penumbra, Inc.(1)	2,010	537,494
Pulmonx Corp.(1)	3,191	21,476
RxSight, Inc.(1)	716	18,079

		7,165,740

Health Care Providers & Services — 0.7%
HealthEquity, Inc.(1)	14,323	1,265,723

		1,265,723

Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	2,200	509,586

		509,586

Hotels, Restaurants & Leisure — 3.5%
Airbnb, Inc., Class A(1)	16,884	2,016,962
Carnival Corp.(1)	15,800	308,574
Kura Sushi USA, Inc., Class A(1)	3,244	166,093
Meituan, Class B (Cayman Islands)(1)(4)	53,135	1,074,316
Starbucks Corp.	7,586	744,111

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Trip.com Group Ltd., ADR	24,976	$1,587,974

		5,898,030

Household Durables — 0.3%
TopBuild Corp.(1)	1,757	535,797

		535,797

Insurance — 2.0%
Arthur J Gallagher & Co.	9,814	3,388,185

		3,388,185

Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	49,717	7,688,237
Meta Platforms, Inc., Class A	6,190	3,567,668
Tencent Holdings Ltd. (Cayman Islands)	32,722	2,085,456

		13,341,361

IT Services — 1.9%
Shopify, Inc., Class A(1)	20,300	1,936,315
Wix.com Ltd.(1)	7,400	1,209,012

		3,145,327

Leisure Products — 0.2%
Games Workshop Group PLC (United Kingdom)	2,000	362,542

		362,542

Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(1)	13,900	121,347
Bio-Techne Corp.	4,403	258,148
Bruker Corp.	5,574	232,659
Chemometec AS (Denmark)	2,449	176,391
Codexis, Inc.(1)	30,200	81,238
Danaher Corp.	3,396	696,180
MaxCyte, Inc.(1)	13,567	37,038
Thermo Fisher Scientific, Inc.	800	398,080

		2,001,081

Machinery — 2.4%
Deere & Co.	4,834	2,268,838
Ingersoll Rand, Inc.	10,295	823,909
Westinghouse Air Brake Technologies Corp.	4,900	888,615

		3,981,362

Metals & Mining — 0.8%
Carpenter Technology Corp.	4,685	848,828
Vale SA, ADR	57,000	568,860

		1,417,688

Oil, Gas & Consumable Fuels — 1.8%
Cheniere Energy, Inc.	8,706	2,014,568
Range Resources Corp.	25,034	999,608

		3,014,176

Personal Care Products — 1.1%
Estee Lauder Cos., Inc., Class A	27,627	1,823,382

		1,823,382

Pharmaceuticals — 5.5%
Aclaris Therapeutics, Inc.(1)	4,400	6,732
Chugai Pharmaceutical Co. Ltd. (Japan)	14,603	666,976
Eli Lilly & Co.	5,927	4,895,169
Royalty Pharma PLC, Class A	60,200	1,874,026
Teva Pharmaceutical Industries Ltd., ADR(1)	50,170	771,113

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
UCB SA (Belgium)	5,240	$924,146
Zevra Therapeutics, Inc.(1)	8,800	65,912

		9,204,074

Professional Services — 2.6%
Equifax, Inc.	11,610	2,827,732
KBR, Inc.	6,014	299,557
RELX PLC, ADR	10,477	528,145
UL Solutions, Inc., Class A	11,400	642,960

		4,298,394

Real Estate Management & Development — 0.8%
Zillow Group, Inc., Class A(1)	2,701	180,589
Zillow Group, Inc., Class C(1)	17,728	1,215,432

		1,396,021

Semiconductors & Semiconductor Equipment — 13.4%
Astera Labs, Inc.(1)	260	15,514
BE Semiconductor Industries NV (Netherlands)	11,420	1,186,231
NVIDIA Corp.	151,102	16,376,435
SiTime Corp.(1)	2,782	425,284
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,033	4,487,478

		22,490,942

Software — 7.2%
Appfolio, Inc., Class A(1)	315	69,269
Docusign, Inc.(1)	7,505	610,907
HubSpot, Inc.(1)	2,973	1,698,445
Microsoft Corp.	22,693	8,518,725
Monday.com Ltd.(1)	1,800	437,688
Nutanix, Inc., Class A(1)	6,444	449,856
SailPoint, Inc.(1)	1,000	18,750
Zeta Global Holdings Corp., Class A(1)	17,718	240,256

		12,043,896

Specialty Retail — 2.3%
Floor & Decor Holdings, Inc., Class A(1)	4,246	341,675
Lowe’s Cos., Inc.	15,069	3,514,543

		3,856,218

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	36,785	8,171,052

		8,171,052

Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc. (United Kingdom)	5,174	820,447

		820,447

Total Common Stocks (Cost $141,117,713)		166,650,793

	Principal Amount	Value

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $1,262,142, due 4/1/2025(5)	$1,262,094	1,262,094

Total Repurchase Agreements (Cost $1,262,094)		1,262,094

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Value

Total Investments — 99.9% (Cost $142,379,807)	$167,912,887

Assets in excess of other liabilities — 0.1%	101,333

Total Net Assets — 100.0%	$168,014,220

(1)	Non–income–producing security.
(2)	Fair valued security.
(3)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Gamida Cell Ltd.	59,800	$90,298	$1	7/18/2023	0.00%

(4)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of this security amounted to $1,074,316, representing 0.6% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$1,263,800	$1,287,495

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$157,562,754	$9,088,038	*	$1	$166,650,793
Repurchase Agreements	—	1,262,094		—	1,262,094

Total	$157,562,754	$10,350,132		$1	$167,912,887

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.6%
Aerospace & Defense — 0.5%
Standardaero, Inc.(1)	7,474	$199,107

		199,107

Biotechnology — 2.5%
Argenx SE, ADR(1)	625	369,915
Ascendis Pharma AS, ADR(1)	2,095	326,527
Revolution Medicines, Inc.(1)	4,230	149,573
Sarepta Therapeutics, Inc.(1)	2,051	130,895
Vaxcyte, Inc.(1)	3,799	143,450

		1,120,360

Capital Markets — 3.9%
Cboe Global Markets, Inc.	1,315	297,571
Charles Schwab Corp.	5,181	405,569
LPL Financial Holdings, Inc.	3,070	1,004,320

		1,707,460

Chemicals — 1.5%
Corteva, Inc.	10,203	642,075

		642,075

Commercial Services & Supplies — 5.0%
Cimpress PLC(1)	5,982	270,566
Clean Harbors, Inc.(1)	2,612	514,825
RB Global, Inc.	6,367	638,610
Rentokil Initial PLC (United Kingdom)	27,417	123,900
Rentokil Initial PLC, ADR	13,627	312,058
Veralto Corp.	3,714	361,929

		2,221,888

Construction & Engineering — 1.2%
API Group Corp.(1)	14,140	505,646

		505,646

Consumer Staples Distribution & Retail — 0.5%
Dollar Tree, Inc.(1)	2,909	218,379

		218,379

Electric Utilities — 2.3%
Alliant Energy Corp.	15,698	1,010,166

		1,010,166

Electrical Equipment — 1.2%
Sensata Technologies Holding PLC	22,172	538,115

		538,115

Electronic Equipment, Instruments & Components — 6.6%
CDW Corp.	2,712	434,625
Flex Ltd.(1)	33,835	1,119,262
TE Connectivity PLC	1,817	256,778
Teledyne Technologies, Inc.(1)	2,195	1,092,474

		2,903,139

Entertainment — 2.6%
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,493	121,635
Liberty Media Corp.-Liberty Formula One, Class C(1)	11,554	1,039,975

		1,161,610

Financial Services — 3.1%
Global Payments, Inc.	3,438	336,649
WEX, Inc.(1)	6,506	1,021,572

		1,358,221

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — 2.6%
JB Hunt Transport Services, Inc.	5,580	$825,561
TFI International, Inc.	3,961	306,780

		1,132,341

Health Care Equipment & Supplies — 7.7%
Boston Scientific Corp.(1)	14,685	1,481,423
Cooper Cos., Inc.(1)	3,661	308,805
Globus Medical, Inc., Class A(1)	1,531	112,069
ICU Medical, Inc.(1)	2,805	389,502
Lantheus Holdings, Inc.(1)	2,181	212,866
Teleflex, Inc.	6,341	876,263

		3,380,928

Hotels, Restaurants & Leisure — 3.1%
Aramark	19,006	656,087
DoorDash, Inc., Class A(1)	2,932	535,882
Entain PLC (United Kingdom)	25,719	193,791

		1,385,760

Industrial REITs — 0.6%
Lineage, Inc.	4,532	265,711

		265,711

Insurance — 7.1%
Intact Financial Corp. (Canada)	7,169	1,464,687
W.R. Berkley Corp.	15,499	1,102,909
Willis Towers Watson PLC	1,673	565,390

		3,132,986

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	3,383	127,133

		127,133

IT Services — 5.4%
Amdocs Ltd.	10,523	962,855
GoDaddy, Inc., Class A(1)	7,782	1,401,849

		2,364,704

Life Sciences Tools & Services — 5.0%
Avantor, Inc.(1)	27,432	444,673
Illumina, Inc.(1)	2,507	198,905
Revvity, Inc.	9,267	980,449
Waters Corp.(1)	1,522	560,963

		2,184,990

Machinery — 3.3%
Fortive Corp.	12,213	893,748
Ingersoll Rand, Inc.	6,844	547,725

		1,441,473

Multi-Utilities — 3.1%
Ameren Corp.	7,470	749,988
DTE Energy Co.	4,390	607,005

		1,356,993

Passenger Airlines — 1.2%
Ryanair Holdings PLC, ADR	12,533	531,023

		531,023

Professional Services — 8.5%
Broadridge Financial Solutions, Inc.	3,822	926,682

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
Dayforce, Inc.(1)	9,048	$527,770
SS&C Technologies Holdings, Inc.	21,070	1,759,977
TransUnion	4,423	367,065
UL Solutions, Inc., Class A	3,058	172,471

		3,753,965

Real Estate Management & Development — 0.2%
FirstService Corp.	600	99,570

		99,570

Semiconductors & Semiconductor Equipment — 4.2%
KLA Corp.	614	417,397
NXP Semiconductors NV	4,106	780,386
ON Semiconductor Corp.(1)	15,982	650,308

		1,848,091

Software — 9.2%
AppLovin Corp., Class A(1)	3,562	943,823
Constellation Software, Inc. (Canada)	691	2,188,349
Dynatrace, Inc.(1)	5,502	259,419
PTC, Inc.(1)	2,754	426,732
Topicus.com, Inc. (Canada)(1)	2,212	217,027

		4,035,350

Specialized REITs — 1.0%
Lamar Advertising Co., Class A	4,039	459,558

		459,558

Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	1,260	300,296
CarMax, Inc.(1)	7,846	611,360
Wayfair, Inc., Class A(1)	4,433	141,989

		1,053,645

Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.	16,798	742,807

		742,807

Trading Companies & Distributors — 2.1%
Ferguson Enterprises, Inc.	5,823	933,019

		933,019

Total Common Stocks (Cost $31,221,696)		43,816,213

	Principal Amount	Value

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $313,180, due 4/1/2025(2)	$313,168	313,168

Total Repurchase Agreements (Cost $313,168)		313,168

Total Investments — 100.3% (Cost $31,534,864)		44,129,381

Liabilities in excess of other assets — (0.3)%		(112,432)

Total Net Assets — 100.0%		$44,016,949

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$313,600	$319,489

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$43,498,522	$317,691	*	$—	$43,816,213
Repurchase Agreements	—	313,168		—	313,168

Total	$43,498,522	$630,859		$—	$44,129,381

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 3.4%
L3Harris Technologies, Inc.	15,141	$3,169,163
Standardaero, Inc.(1)	14,117	376,077

		3,545,240

Automobile Components — 1.0%
Aptiv PLC(1)	18,228	1,084,566

		1,084,566

Banks — 3.1%
Fifth Third Bancorp	51,862	2,032,991
Regions Financial Corp.	56,436	1,226,354

		3,259,345

Beverages — 3.2%
Keurig Dr Pepper, Inc.	97,157	3,324,713

		3,324,713

Building Products — 2.1%
Carlisle Cos., Inc.	6,636	2,259,558

		2,259,558

Capital Markets — 2.3%
Jefferies Financial Group, Inc.	44,344	2,375,508

		2,375,508

Chemicals — 1.6%
Ashland, Inc.	11,954	708,753
RPM International, Inc.	8,320	962,457

		1,671,210

Commercial Services & Supplies — 2.8%
Republic Services, Inc.	12,203	2,955,078

		2,955,078

Construction & Engineering — 1.1%
API Group Corp.(1)	33,079	1,182,905

		1,182,905

Construction Materials — 2.1%
Vulcan Materials Co.	9,482	2,212,151

		2,212,151

Containers & Packaging — 3.6%
AptarGroup, Inc.	6,206	920,846
Graphic Packaging Holding Co.	111,135	2,885,065

		3,805,911

Electric Utilities — 5.4%
American Electric Power Co., Inc.	29,728	3,248,379
FirstEnergy Corp.	61,450	2,483,809

		5,732,188

Energy Equipment & Services — 1.5%
Baker Hughes Co.	34,961	1,536,536

		1,536,536

Financial Services — 1.7%
Euronet Worldwide, Inc.(1)	16,312	1,742,937
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		1,742,937

Ground Transportation — 3.4%
Canadian Pacific Kansas City Ltd.	24,494	1,719,724

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — (continued)
CSX Corp.	27,743	$816,476
Knight-Swift Transportation Holdings, Inc.	22,689	986,745

		3,522,945

Health Care Equipment & Supplies — 2.9%
Alcon AG	17,265	1,638,966
Zimmer Biomet Holdings, Inc.	12,375	1,400,603

		3,039,569

Health Care Providers & Services — 3.7%
Humana, Inc.	4,506	1,192,287
Labcorp Holdings, Inc.	11,466	2,668,597

		3,860,884

Hotels, Restaurants & Leisure — 0.9%
Yum China Holdings, Inc.	17,988	936,455

		936,455

Household Durables — 1.2%
D.R. Horton, Inc.	10,198	1,296,472

		1,296,472

Household Products — 4.0%
Church & Dwight Co., Inc.	19,360	2,131,342
Reynolds Consumer Products, Inc.	86,714	2,068,996

		4,200,338

Insurance — 10.5%
Allstate Corp.	10,446	2,163,053
Arch Capital Group Ltd.	34,305	3,299,455
Axis Capital Holdings Ltd.	5,203	521,549
Brown & Brown, Inc.	25,430	3,163,492
Loews Corp.	20,919	1,922,665

		11,070,214

IT Services — 1.8%
Amdocs Ltd.	21,094	1,930,101

		1,930,101

Life Sciences Tools & Services — 3.3%
Charles River Laboratories International, Inc.(1)	12,686	1,909,497
ICON PLC(1)	5,078	888,599
Qiagen NV(1)	16,709	670,866

		3,468,962

Machinery — 2.1%
Donaldson Co., Inc.	6,623	444,138
Gates Industrial Corp. PLC(1)	81,447	1,499,439
Toro Co.	3,709	269,830

		2,213,407

Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	31,208	1,181,535

		1,181,535

Mortgage REITs — 2.3%
Annaly Capital Management, Inc.	121,511	2,467,888

		2,467,888

Office REITs — 1.8%
BXP, Inc.	28,307	1,901,947

		1,901,947

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 4.2%
EOG Resources, Inc.	12,859	$1,649,038
EQT Corp.	30,306	1,619,250
Valero Energy Corp.	8,558	1,130,255

		4,398,543

Professional Services — 3.4%
Booz Allen Hamilton Holding Corp.	3,755	392,698
Dun & Bradstreet Holdings, Inc.	122,778	1,097,635
Jacobs Solutions, Inc.	17,504	2,116,059

		3,606,392

Real Estate Management & Development — 2.6%
CBRE Group, Inc., Class A(1)	20,591	2,692,891

		2,692,891

Semiconductors & Semiconductor Equipment — 2.5%
ON Semiconductor Corp.(1)	28,798	1,171,791
Teradyne, Inc.	17,052	1,408,495

		2,580,286

Software — 0.5%
Informatica, Inc., Class A(1)	31,789	554,718

		554,718

Specialized REITs — 4.7%
CubeSmart	31,618	1,350,405
Gaming & Leisure Properties, Inc.	37,123	1,889,560
Weyerhaeuser Co.	58,978	1,726,876

		4,966,841

Specialty Retail — 0.8%
Foot Locker, Inc.(1)	31,875	449,438
RH(1)	1,796	421,000

		870,438

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	5,365	346,794

		346,794

Trading Companies & Distributors — 4.7%
AerCap Holdings NV	36,226	3,701,210
WESCO International, Inc.	8,025	1,246,283

		4,947,493

Water Utilities — 2.1%
American Water Works Co., Inc.	14,885	2,195,835

		2,195,835

Total Common Stocks (Cost $79,487,724)		104,938,794

Warrants — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Rights — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	$0

Total Rights (Cost $0)		0

	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $450,793, due 4/1/2025(4)	$450,776	450,776

Total Repurchase Agreements (Cost $450,776)		450,776

Total Investments — 100.1% (Cost $79,938,500)		105,389,570

Liabilities in excess of other assets — (0.1)%		(113,371)

Total Net Assets — 100.0%		$105,276,199

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$451,400	$459,878

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$104,938,794	$0	$—	$104,938,794
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	450,776	—	450,776

Total	$104,938,794	$450,776	$—	$105,389,570

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 31.5%
Federal Home Loan Mortgage Corp.
4.10% due 10/1/2029	$330,000	$324,131
4.15% due 10/1/2029	190,000	187,016
5.00% due 7/1/2052	470,461	467,071
5.00% due 8/1/2052	732,177	726,353
6.00% due 8/1/2039	781,079	811,535
6.00% due 9/1/2039	196,923	203,977
6.50% due 11/1/2053	647,199	673,392
Federal National Mortgage Association
2.00% due 2/1/2036	349,735	318,741
2.50% due 9/1/2036	731,485	679,259
2.50% due 8/1/2050	3,055,523	2,602,217
2.50% due 9/1/2050	2,332,575	1,981,895
2.50% due 1/1/2051	1,018,986	864,808
2.50% due 12/1/2051	1,321,448	1,116,204
3.00% due 12/1/2048	1,714,586	1,520,457
3.50% due 7/1/2045	481,679	444,394
3.50% due 9/1/2051	202,835	186,018
3.50% due 4/1/2052	868,631	792,338
4.00% due 5/1/2052	898,826	850,039
4.00% due 6/1/2052	935,089	879,433
5.00% due 7/1/2052	623,383	620,223
5.00% due 8/1/2052	982,061	973,139
6.00% due 2/1/2039	104,432	108,312
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-153, Class A2
3.82% due 12/25/2032(1)(2)	440,000	419,538
Series K-154, Class A2
4.35% due 1/25/2033(1)(2)	240,000	236,771
Series K140, Class A2
2.25% due 1/25/2032	510,000	443,634
Series K143, Class A2
2.35% due 3/25/2032	680,000	593,503
Series K145, Class A2
2.58% due 5/25/2032	641,000	566,308
Series K146, Class A2
2.92% due 6/25/2032	460,000	415,407
Series K149, Class A2
3.53% due 8/25/2032	460,000	431,498
Series KG07, Class A2
3.123% due 8/25/2032(1)(2)	1,146,000	1,047,320
Government National Mortgage Association
2.00% due 4/20/2055(3)	572,000	468,069
2.50% due 4/20/2055(3)	1,490,000	1,271,167
3.00% due 4/20/2055(3)	1,110,000	983,678
3.00% due 5/20/2055(3)	1,012,000	896,583
4.50% due 4/20/2055(3)	1,228,000	1,178,237
5.00% due 5/20/2054(3)	490,000	481,664
5.00% due 4/20/2055(3)	1,187,000	1,167,526
5.50% due 5/20/2054(3)	1,831,000	1,832,446
5.50% due 4/20/2055(3)	1,340,000	1,342,573
6.00% due 5/20/2054(3)	1,629,000	1,651,610
6.00% due 4/20/2055(3)	2,172,000	2,204,146
6.50% due 5/20/2054(3)	112,000	114,657
6.50% due 4/20/2055(3)	342,000	350,030
Uniform Mortgage-Backed Security
2.00% due 5/1/2039(3)	773,000	698,582
2.00% due 4/1/2055(3)	370,000	294,228
2.00% due 5/1/2055(3)	252,000	200,432
2.50% due 4/1/2040(3)	907,000	839,209
3.00% due 4/1/2055(3)	606,000	525,513
4.50% due 4/1/2055(3)	186,000	177,902
4.50% due 5/1/2055(3)	384,000	367,151

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
5.00% due 5/1/2039(3)	$1,112,000	$1,116,837
5.00% due 4/1/2040(3)	392,000	394,046
5.00% due 5/1/2054(3)	732,000	716,856
5.00% due 4/1/2055(3)	125,000	122,505
5.50% due 5/1/2039(3)	2,797,000	2,839,654
5.50% due 4/1/2040(3)	1,044,000	1,060,568
5.50% due 5/1/2054(3)	3,899,000	3,890,566
5.50% due 4/1/2055(3)	800,000	798,916
6.00% due 5/1/2039(3)	499,000	512,273
6.00% due 4/1/2040(3)	171,000	175,764
6.00% due 5/1/2054(3)	708,000	718,280
6.00% due 4/1/2055(3)	202,000	205,125
7.00% due 5/1/2054(3)	393,000	410,811
7.00% due 4/1/2055(3)	160,000	167,277

Total Agency Mortgage-Backed Securities (Cost $52,574,579)		51,659,812

Asset-Backed Securities — 15.9%
AB BSL CLO 3 Ltd.
Series 2021-3A, Class BR
5.868% (3 mo. USD Term SOFR + 1.55%) due 4/20/2038(1)(4)	500,000	498,058
Affirm Asset Securitization Trust
Series 2023-B, Class A
6.82% due 9/15/2028(4)	945,000	952,530
Series 2024-A, Class 1A
5.61% due 2/15/2029(4)	455,000	457,689
Avant Loans Funding Trust
Series 2024-REV1, Class A
5.92% due 10/15/2033(4)	490,000	495,470
Avid Automobile Receivables Trust
Series 2021-1, Class E
3.39% due 4/17/2028(4)	830,000	824,164
Bain Capital Credit CLO Ltd.
Series 2023-4A, Class C
7.193% (3 mo. USD Term SOFR + 2.90%) due 10/21/2036(1)(4)	250,000	250,600
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.28% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(1)(4)	250,000	250,067
Bank of America Auto Trust
Series 2023-1A, Class A3
5.53% due 2/15/2028(4)	522,856	526,790
Series 2024-1A, Class A3
5.35% due 11/15/2028(4)	395,000	399,613
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class BR
5.905% (3 mo. USD Term SOFR + 1.60%) due 1/19/2038(1)(4)	330,000	326,558
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40% due 11/15/2028	380,000	384,240
Chase Auto Owner Trust
Series 2024-1A, Class A3
5.13% due 5/25/2029(4)	890,000	897,842

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
CIFC Funding Ltd.
Series 2018-2A, Class A1R
5.663% (3 mo. USD Term SOFR + 1.37%) due 10/20/2037(1)(4)	$310,000	$310,465
Citizens Auto Receivables Trust
Series 2023-1, Class A3
5.84% due 1/18/2028(4)	960,329	967,235
Series 2024-2, Class A4
5.26% due 4/15/2031(4)	545,000	553,077
DLLAD LLC
Series 2023-1A, Class A4
4.80% due 6/20/2030(4)	510,000	512,095
Driven Brands Funding LLC
Series 2020-1A, Class A2
3.786% due 7/20/2050(4)	214,335	207,181
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48% due 8/15/2030	165,000	166,773
First National Master Note Trust
Series 2024-1, Class A
5.34% due 5/15/2030	805,000	820,126
Flagship Credit Auto Trust
Series 2020-4, Class E
3.84% due 7/17/2028(4)	405,000	395,211
Generate CLO 14 Ltd.
Series 2024-14A, Class B
6.39% (3 mo. USD Term SOFR + 2.10%) due 4/22/2037(1)(4)	250,000	250,675
GLS Auto Select Receivables Trust
Series 2024-2A, Class A2
5.58% due 6/17/2030(4)	410,462	414,436
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3
4.21% due 10/20/2027	480,000	478,556
GoldenTree Loan Management U.S. CLO 19 Ltd.
Series 2024-19A, Class C
6.643% (3 mo. USD Term SOFR + 2.35%) due 4/20/2037(1)(4)	330,000	330,927
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3
4.83% due 1/18/2028(4)	265,000	266,931
ICG U.S. CLO Ltd.
Series 2024-1A, Class A1
5.902% (3 mo. USD Term SOFR + 1.60%) due 4/15/2037(1)(4)	1,000,000	1,002,100
KKR CLO 35 Ltd.
Series 35A, Class BR
5.917% (3 mo. USD Term SOFR + 1.60%) due 1/20/2038(1)(4)	340,000	339,191
LAD Auto Receivables Trust
Series 2024-2A, Class A3
5.61% due 8/15/2028(4)	700,000	705,755
Lending Funding Trust
Series 2020-2A, Class A
2.32% due 4/21/2031(4)	936,000	903,862

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Lendmark Funding Trust
Series 2021-1A, Class A
1.90% due 11/20/2031(4)	$750,000	$710,343
LoanCore Issuer LLC
Series 2025-CRE8, Class A
5.704% due 8/17/2042(1)(4)	280,000	279,440
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
5.899% (30 day SOFR + 1.55%) due 1/17/2037(1)(4)	417,333	417,040
Mariner Finance Issuance Trust
Series 2021-AA, Class A
1.86% due 3/20/2036(4)	290,000	278,022
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A
6.56% due 7/20/2029(4)	360,000	363,499
MF1 LLC
Series 2024-FL14, Class A
6.054% (1 mo. USD Term SOFR + 1.74%) due 3/19/2039(1)(4)	390,000	390,433
Neuberger Berman Loan Advisers CLO 46 Ltd.
Series 2021-46A, Class CR
6.046% (3 mo. USD Term SOFR + 1.75%) due 1/20/2037(1)(4)	450,000	447,119
Nissan Auto Lease Trust
Series 2025-A, Class A3
4.75% due 3/15/2028	415,000	418,027
OCP CLO Ltd.
Series 2014-7A, Class A1RR
5.675% (3 mo. USD Term SOFR + 1.38%) due 7/20/2029(1)(4)	8,828	8,819
Series 2021-22A, Class CR
6.243% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(4)	270,000	268,461
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2
4.74% due 4/20/2027(4)	355,000	354,676
RAD CLO 27 Ltd.
Series 2024-27A, Class A1
5.611% (3 mo. USD Term SOFR + 1.32%) due 1/15/2038(1)(4)	330,000	329,460
Sandstone Peak III Ltd.
Series 2024-1A, Class A1
5.93% (3 mo. USD Term SOFR + 1.63%) due 4/25/2037(1)(4)	700,000	701,750
Santander Drive Auto Receivables Trust
Series 2022-7, Class C
6.69% due 3/17/2031	1,060,000	1,081,579
Series 2024-2, Class C
5.84% due 6/17/2030	160,000	163,472
Series 2024-2, Class D
6.28% due 8/15/2031	530,000	544,502
Series 2025-2, Class B
4.87% due 5/15/2031	260,000	260,921

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32% due 12/15/2028(4)	$660,000	$662,524
SEB Funding LLC
Series 2021-1A, Class A2
4.969% due 1/30/2052(4)	371,070	362,014
Trinitas CLO XXVII Ltd.
Series 2024-27A, Class B
6.493% (3 mo. USD Term SOFR + 2.20%) due 4/18/2037(1)(4)	250,000	250,975
Verizon Master Trust
Series 2024-2, Class A
4.83% due 12/22/2031(4)	205,000	207,521
Westlake Automobile Receivables Trust
Series 2023-1A, Class C
5.74% due 8/15/2028(4)	1,015,000	1,023,422
Series 2024-1A, Class D
6.02% due 10/15/2029(4)	225,000	228,865
Series 2024-2A, Class C
5.68% due 3/15/2030(4)	400,000	406,709
World Financial Network Credit Card Master Trust
Series 2024-A, Class A
5.47% due 2/15/2031	600,000	611,992
World Omni Automobile Lease Securitization Trust
Series 2025-A, Class B
4.68% due 5/15/2030	425,000	425,195

Total Asset-Backed Securities (Cost $26,073,495)		26,084,997

Corporate Bonds & Notes — 43.1%
Aerospace & Defense — 0.3%
Boeing Co.
6.528% due 5/1/2034	299,000	320,196
6.858% due 5/1/2054	225,000	244,541

		564,737

Agriculture — 1.2%
BAT Capital Corp.
5.35% due 8/15/2032	520,000	523,219
5.834% due 2/20/2031	211,000	219,263
Imperial Brands Finance PLC
5.875% due 7/1/2034(4)	817,000	827,408
Viterra Finance BV
4.90% due 4/21/2027(4)	398,000	397,546

		1,967,436

Airlines — 0.5%
American Airlines, Inc.
7.25% due 2/15/2028(4)	300,000	298,476
AS Mileage Plan IP Ltd.
5.308% due 10/20/2031(4)	374,000	365,877
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 9/20/2031(4)	162,000	159,805

		824,158

Auto Manufacturers — 1.5%
Ford Motor Co.
9.625% due 4/22/2030	288,000	328,936
Ford Motor Credit Co. LLC
2.70% due 8/10/2026	200,000	192,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — (continued)
3.375% due 11/13/2025	$275,000	$271,664
4.134% due 8/4/2025	253,000	251,677
6.125% due 3/8/2034	356,000	341,628
7.20% due 6/10/2030	272,000	282,665
Hyundai Capital America
1.80% due 10/15/2025(4)	402,000	395,444
5.80% due 6/26/2025(4)	278,000	278,545
JB Poindexter & Co., Inc.
8.75% due 12/15/2031(4)	177,000	182,553

		2,525,892

Auto Parts & Equipment — 0.3%
Goodyear Tire & Rubber Co.
5.00% due 7/15/2029	271,000	251,455
ZF North America Capital, Inc.
6.75% due 4/23/2030(4)	170,000	161,643

		413,098

Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.40% due 6/15/2033(4)	440,000	431,081

		431,081

Biotechnology — 0.4%
Baxalta, Inc.
4.00% due 6/23/2025	175,000	174,603
Biocon Biologics Global PLC
6.67% due 10/9/2029(4)	200,000	188,236
Royalty Pharma PLC
5.40% due 9/2/2034	249,000	245,857

		608,696

Building Materials — 0.3%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.75% due 7/15/2031(4)	204,000	205,132
Smyrna Ready Mix Concrete LLC
6.00% due 11/1/2028(4)	249,000	241,495

		446,627

Chemicals — 0.8%
International Flavors & Fragrances, Inc.
1.23% due 10/1/2025(4)	1,008,000	989,302
Rain Carbon, Inc.
12.25% due 9/1/2029(4)	249,000	264,550
Rain CII Carbon LLC/CII Carbon Corp.
7.25% due 4/1/2025(4)	6,000	6,000

		1,259,852

Coal — 0.1%
SunCoke Energy, Inc.
4.875% due 6/30/2029(4)	209,000	191,845

		191,845

Commercial Banks — 7.7%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate + 1.90% thereafter) due 3/13/2037(1)(4)	200,000	173,400

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
AIB Group PLC
6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(1)(4)	$389,000	$410,644
Bank of America Corp.
2.087% (2.087% fixed rate until 6/14/2028; 1 day USD SOFR + 1.06% thereafter) due 6/14/2029(1)	769,000	710,556
BankUnited, Inc.
5.125% due 6/11/2030	288,000	282,476
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(1)(4)	254,000	252,730
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap rate + 1.48% thereafter) due 3/1/2033(1)(4)	599,000	580,802
Citigroup, Inc.
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(1)	7,000	6,780
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(1)	350,000	356,321
Freedom Mortgage Corp.
12.25% due 10/1/2030(4)	200,000	220,506
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	310,000	265,450
Intesa Sanpaolo SpA
6.625% due 6/20/2033(4)	440,000	470,237
JPMorgan Chase & Co.
4.946% (4.946% fixed rate until 10/22/2034; 1 day USD SOFR + 1.34% thereafter) due 10/22/2035(1)	628,000	614,699
KeyCorp
6.401% (6.401% fixed rate until 3/6/2034; 1 day USD SOFR + 2.42% thereafter) due 3/6/2035(1)	211,000	222,768
Macquarie Bank Ltd.
3.624% due 6/3/2030(4)	203,000	188,203
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; 1 day USD SOFR + 1.44% thereafter) due 6/23/2032(1)(4)	328,000	285,901
4.654% due 3/27/2029(4)	334,000	332,841
Mitsubishi UFJ Financial Group, Inc.
5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT rate + 1.50% thereafter) due 4/17/2026(1)	320,000	320,112

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Morgan Stanley
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(1)	$1,004,000	$983,790
PNC Financial Services Group, Inc.
5.401% (5.401% fixed rate until 7/23/2034; 1 day USD SOFR + 1.60% thereafter) due 7/23/2035(1)	286,000	287,113
5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(1)	567,000	580,523
Truist Financial Corp.
5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(1)	273,000	278,763
U.S. Bancorp
5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(1)	634,000	647,986
UBS Group AG
1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(1)(4)	473,000	460,257
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT rate + 0.85% thereafter) due 8/10/2027(1)(4)	504,000	482,822
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT rate + 2.05% thereafter) due 8/5/2027(1)(4)	365,000	364,909
6.327% (6.327% fixed rate until 12/22/2026; 1 yr. CMT rate + 1.60% thereafter) due 12/22/2027(1)(4)	403,000	414,066
6.373% (6.373% fixed rate until 7/15/2025; 1 day USD SOFR + 3.34% thereafter) due 7/15/2026(1)(4)	690,000	693,098
6.442% (6.442% fixed rate until 8/11/2027; 1 day USD SOFR + 3.70% thereafter) due 8/11/2028(1)(4)	509,000	528,021
Wells Fargo & Co.
2.188% (2.188% fixed rate until 4/30/2025; 1 day USD SOFR + 2.00% thereafter) due 4/30/2026(1)	652,000	650,618
2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(1)	365,000	348,239

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(1)	$322,000	$288,738

		12,703,369

Commercial Services — 1.1%
Allied Universal Holdco LLC
7.875% due 2/15/2031(4)	348,000	352,705
Block, Inc.
6.50% due 5/15/2032(4)	246,000	248,590
EquipmentShare.com, Inc.
9.00% due 5/15/2028(4)	277,000	286,895
GXO Logistics, Inc.
6.50% due 5/6/2034	521,000	533,139
Rollins, Inc.
5.25% due 2/24/2035(4)	349,000	347,496

		1,768,825

Computers — 0.2%
Gartner, Inc.
4.50% due 7/1/2028(4)	309,000	303,293

		303,293

Cosmetics & Personal Care — 0.1%
Opal Bidco
6.50% due 3/31/2032(4)	230,000	230,000

		230,000

Diversified Financial Services — 2.9%
Air Lease Corp.
5.20% due 7/15/2031	288,000	289,299
Aircastle Ltd.
2.85% due 1/26/2028(4)	600,000	566,430
Aviation Capital Group LLC
1.95% due 1/30/2026(4)	408,000	398,453
6.375% due 7/15/2030(4)	280,000	293,717
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(4)	740,000	722,602
2.528% due 11/18/2027(4)	60,000	56,190
4.25% due 4/15/2026(4)	555,000	551,681
5.375% due 5/30/2030(4)	245,000	245,566
LPL Holdings, Inc.
4.00% due 3/15/2029(4)	672,000	644,280
Navient Corp.
11.50% due 3/15/2031	154,000	172,101
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	365,000	362,752
4.875% due 4/15/2045(4)	198,000	169,518
Nuveen LLC
5.85% due 4/15/2034(4)	304,000	310,600

		4,783,189

Electric — 4.0%
AES Corp.
2.45% due 1/15/2031	294,000	251,308
3.95% due 7/15/2030(4)	781,000	732,156
Alfa Desarrollo SpA
4.55% due 9/27/2051(4)	291,474	223,785
Alpha Generation LLC
6.75% due 10/15/2032(4)	180,000	180,124

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
American Transmission Systems, Inc.
2.65% due 1/15/2032(4)	$238,000	$204,364
Appalachian Power Co.
5.65% due 4/1/2034	334,000	338,462
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(4)	580,000	572,478
Chile Electricity Lux MPC II SARL
5.58% due 10/20/2035(4)	200,000	199,526
Dominion Energy, Inc.
Series A
6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(1)	145,000	149,717
Enel Finance International NV
5.125% due 6/26/2029(4)	287,000	289,827
Entergy Louisiana LLC
5.70% due 3/15/2054	327,000	322,716
5.80% due 3/15/2055	197,000	196,096
Entergy Texas, Inc.
5.25% due 4/15/2035	139,000	138,718
5.55% due 9/15/2054	164,000	157,374
FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple
7.25% due 1/31/2041(4)	198,850	197,418
Florida Power & Light Co.
5.80% due 3/15/2065	107,000	109,524
Jersey Central Power & Light Co.
5.10% due 1/15/2035(4)	95,000	93,892
Lightning Power LLC
7.25% due 8/15/2032(4)	184,000	189,653
Narragansett Electric Co.
5.35% due 5/1/2034(4)	333,000	335,551
NRG Energy, Inc.
4.45% due 6/15/2029(4)	280,000	271,567
6.00% due 2/1/2033(4)	226,000	220,239
Oglethorpe Power Corp.
5.80% due 6/1/2054(4)	194,000	190,225
5.90% due 2/1/2055(4)	117,000	116,891
Union Electric Co.
5.25% due 4/15/2035	170,000	171,489
Virginia Electric & Power Co.
5.05% due 8/15/2034	127,000	125,720
Vistra Operations Co. LLC
5.70% due 12/30/2034(4)	338,000	336,043
7.75% due 10/15/2031(4)	288,000	301,746

		6,616,609

Energy-Alternate Sources — 0.2%
Greenko Dutch BV
3.85% due 3/29/2026(4)	346,720	335,927

		335,927

Engineering & Construction — 0.3%
MasTec, Inc.
4.50% due 8/15/2028(4)	351,000	342,513
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 9/15/2028(4)	182,000	172,476

		514,989

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Entertainment — 0.1%
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(4)	$187,000	$179,526

		179,526

Food — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.25% due 3/15/2033(4)	100,000	101,078
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% due 1/15/2032	366,000	329,671
Mars, Inc.
5.00% due 3/1/2032(4)	238,000	239,321
5.20% due 3/1/2035(4)	340,000	342,047
5.70% due 5/1/2055(4)	159,000	159,057

		1,171,174

Forest Products & Paper — 0.1%
LD Celulose International GmbH
7.95% due 1/26/2032(4)	200,000	206,164

		206,164

Gas — 0.1%
National Fuel Gas Co.
5.95% due 3/15/2035	144,000	146,650

		146,650

Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.05% due 2/15/2026	541,000	545,306

		545,306

Healthcare-Services — 2.0%
Centene Corp.
2.45% due 7/15/2028	536,000	489,368
3.375% due 2/15/2030	642,000	581,068
4.25% due 12/15/2027	419,000	409,120
DaVita, Inc.
6.875% due 9/1/2032(4)	195,000	196,230
HCA, Inc.
5.45% due 9/15/2034	260,000	257,382
5.50% due 3/1/2032	456,000	459,922
Humana, Inc.
1.35% due 2/3/2027	375,000	353,231
LifePoint Health, Inc.
9.875% due 8/15/2030(4)	159,000	167,923
Universal Health Services, Inc.
5.05% due 10/15/2034	358,000	339,162

		3,253,406

Insurance — 3.0%
Athene Global Funding
5.62% due 5/8/2026(4)	710,000	717,540
Beacon Funding Trust
6.266% due 8/15/2054(4)	273,000	271,689
Brighthouse Financial Global Funding
5.65% due 6/10/2029(4)	408,000	414,475
Brown & Brown, Inc.
2.375% due 3/15/2031	338,000	290,153
CNO Global Funding
5.875% due 6/4/2027(4)	362,000	371,253

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
GA Global Funding Trust
3.85% due 4/11/2025(4)	$898,000	$897,686
5.20% due 12/9/2031(4)	352,000	350,050
5.50% due 4/1/2032(4)	343,000	345,860
Howden U.K. Refinance
PLC/Howden U.K. Refinance 2
PLC/Howden U.S. Refinance LLC
7.25% due 2/15/2031(4)	251,000	253,455
HUB International Ltd.
7.375% due 1/31/2032(4)	187,000	190,456
Jackson National Life Global Funding
4.60% due 10/1/2029(4)	302,000	298,575
Metropolitan Life Global Funding I
4.05% due 8/25/2025(4)	302,000	301,293
Sammons Financial Group Global Funding
5.10% due 12/10/2029(4)	207,000	208,354

		4,910,839

Internet — 0.5%
Prosus NV, Reg S
4.027% due 8/3/2050	247,000	165,640
Uber Technologies, Inc.
4.50% due 8/15/2029(4)	438,000	430,436
Weibo Corp.
3.375% due 7/8/2030	200,000	184,716

		780,792

Iron & Steel — 0.1%
ATI, Inc.
7.25% due 8/15/2030	197,000	203,156

		203,156

Leisure Time — 0.1%
Carnival Corp.
6.125% due 2/15/2033(4)	176,000	173,404

		173,404

Lodging — 0.1%
MGM China Holdings Ltd., Reg S
4.75% due 2/1/2027	240,000	235,183

		235,183

Machinery-Diversified — 0.2%
nVent Finance SARL
4.55% due 4/15/2028	403,000	400,570

		400,570

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 5/1/2032	314,000	272,998
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 8/15/2027(4)	203,000	196,788
Discovery Communications LLC
3.95% due 3/20/2028	258,000	247,809
Univision Communications, Inc.
8.50% due 7/31/2031(4)	199,000	194,570

		912,165

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — 1.6%
Anglo American Capital PLC
3.875% due 3/16/2029(4)	$340,000	$328,484
Antofagasta PLC
6.25% due 5/2/2034(4)	200,000	206,636
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(4)	205,000	185,519
Glencore Funding LLC
5.634% due 4/4/2034(4)	483,000	485,695
6.375% due 10/6/2030(4)	216,000	228,956
Hecla Mining Co.
7.25% due 2/15/2028	179,000	180,597
Ivanhoe Mines Ltd.
7.875% due 1/23/2030(4)	245,000	246,683
Minera Mexico SA de CV
5.625% due 2/12/2032(4)	377,000	374,693
Novelis, Inc.
6.875% due 1/30/2030(4)	247,000	249,895
Rio Tinto Finance USA PLC
5.875% due 3/14/2065	103,000	104,488

		2,591,646

Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
6.25% due 3/15/2033(4)	171,000	173,272
LSB Industries, Inc.
6.25% due 10/15/2028(4)	192,000	185,332

		358,604

Oil & Gas — 5.2%
Aethon United BR LP/Aethon United Finance Corp.
7.50% due 10/1/2029(4)	269,000	273,716
Antero Resources Corp.
7.625% due 2/1/2029(4)	449,000	460,364
APA Corp.
4.25% due 1/15/2030(4)	268,000	254,903
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032(4)	120,000	119,543
Baytex Energy Corp.
8.50% due 4/30/2030(4)	200,000	203,428
California Resources Corp.
8.25% due 6/15/2029(4)	203,000	206,242
CITGO Petroleum Corp.
8.375% due 1/15/2029(4)	173,000	176,339
Comstock Resources, Inc.
6.75% due 3/1/2029(4)	196,000	191,621
Continental Resources, Inc.
5.75% due 1/15/2031(4)	1,083,000	1,091,296
Coterra Energy, Inc.
5.60% due 3/15/2034	459,000	461,584
Crescent Energy Finance LLC
7.375% due 1/15/2033(4)	204,000	196,860
Devon Energy Corp.
5.20% due 9/15/2034	330,000	318,202
Diamond Foreign Asset Co./Diamond Finance LLC
8.50% due 10/1/2030(4)	175,000	179,893
Ecopetrol SA
8.375% due 1/19/2036	126,000	122,739

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Encino Acquisition Partners Holdings LLC
8.75% due 5/1/2031(4)	$286,000	$304,101
EQT Corp.
5.75% due 2/1/2034	195,000	198,842
7.00% due 2/1/2030	304,000	327,952
Kimmeridge Texas Gas LLC
8.50% due 2/15/2030(4)	250,000	250,175
Medco Maple Tree Pte. Ltd.
8.96% due 4/27/2029(4)	250,000	258,652
Occidental Petroleum Corp.
6.625% due 9/1/2030	884,000	929,358
Ovintiv, Inc.
6.50% due 2/1/2038	334,000	344,361
Petroleos Mexicanos
6.70% due 2/16/2032	280,000	246,562
Petronas Capital Ltd.
5.848% due 4/3/2055(4)	200,000	202,768
SM Energy Co.
6.75% due 8/1/2029(4)	209,000	206,097
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(4)	200,000	174,922
TGNR Intermediate Holdings LLC
5.50% due 10/15/2029(4)	335,000	315,124
Valaris Ltd.
8.375% due 4/30/2030(4)	207,000	207,182
Vermilion Energy, Inc.
6.875% due 5/1/2030(4)	171,000	167,257
Vital Energy, Inc.
7.875% due 4/15/2032(4)	184,000	171,205

		8,561,288

Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc.
6.75% due 4/15/2032(4)	155,000	156,279
LABL, Inc.
9.50% due 11/1/2028(4)	167,000	141,502

		297,781

Pharmaceuticals — 0.6%
Bayer Corp.
6.65% due 2/15/2028(4)	343,000	358,531
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	400,000	418,476
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% due 4/30/2031(4)	226,000	197,235

		974,242

Pipelines — 1.7%
Boardwalk Pipelines LP
3.40% due 2/15/2031	231,000	210,441
Cheniere Energy Partners LP
3.25% due 1/31/2032	200,000	175,892
Enbridge, Inc.
8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(1)	512,000	564,516
EQM Midstream Partners LP
7.50% due 6/1/2030(4)	164,000	176,712

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(4)	$276,000	$214,703
Genesis Energy LP/Genesis Energy Finance Corp.
8.25% due 1/15/2029	168,000	173,339
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	564,000	492,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50% due 3/1/2030	310,000	312,672
Venture Global LNG, Inc.
8.375% due 6/1/2031(4)	167,000	169,254
Williams Cos., Inc.
5.65% due 3/15/2033	237,000	242,823

		2,733,006

Real Estate — 0.1%
Kennedy-Wilson, Inc.
4.75% due 3/1/2029	201,000	183,893

		183,893

Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP
4.55% due 10/1/2029	194,000	176,489
Crown Castle, Inc.
3.30% due 7/1/2030	491,000	451,028
EPR Properties
4.50% due 6/1/2027	180,000	177,637
Iron Mountain Information Management Services, Inc.
5.00% due 7/15/2032(4)	225,000	207,639
VICI Properties LP
5.625% due 4/1/2035	122,000	121,550
6.125% due 4/1/2054	156,000	152,474
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	314,000	305,023

		1,591,840

Retail — 0.2%
Saks Global Enterprises LLC
11.00% due 12/15/2029(4)	263,000	213,056
Walgreens Boots Alliance, Inc.
8.125% due 8/15/2029	185,000	188,763

		401,819

Semiconductors — 1.0%
Broadcom, Inc.
4.15% due 4/15/2032(4)	427,000	404,967
4.30% due 11/15/2032	287,000	273,672
5.15% due 11/15/2031	225,000	228,145
Foundry JV Holdco LLC
5.50% due 1/25/2031(4)	200,000	203,174
5.90% due 1/25/2033(4)	447,000	455,502

		1,565,460

Software — 0.8%
AppLovin Corp.
5.375% due 12/1/2031	320,000	321,779
Atlassian Corp.
5.50% due 5/15/2034	269,000	273,285

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — (continued)
Cloud Software Group, Inc.
6.50% due 3/31/2029(4)	$213,000	$207,081
Synopsys, Inc.
5.00% due 4/1/2032	218,000	218,844
5.15% due 4/1/2035	204,000	205,261

		1,226,250

Telecommunications — 0.2%
Sprint Capital Corp.
8.75% due 3/15/2032	212,000	254,970

		254,970

Transportation — 0.2%
Rand Parent LLC
8.50% due 2/15/2030(4)	356,000	352,063

		352,063

Total Corporate Bonds & Notes (Cost $70,789,642)		70,700,820

Non-Agency Mortgage-Backed Securities — 8.3%
Bank5
Series 2025-5YR14, Class A3
5.646% due 4/15/2058	610,000	628,300
BBCMS Mortgage Trust
Series 2023-C21, Class A5
6.00% due 9/15/2056(1)(2)	370,000	392,308
Series 2025-5C33, Class A4
5.839% due 3/15/2058	480,000	500,175
Benchmark Mortgage Trust
Series 2024-V12, Class A3
5.739% due 12/15/2057	210,000	217,298
Series 2024-V7, Class A3
6.228% due 5/15/2056(1)(2)	580,000	607,273
BMO Mortgage Trust
Series 2023-C5, Class A4
5.494% due 6/15/2056	220,000	225,073
Series 2024-5C8, Class A3
5.625% due 12/15/2057(1)(2)	210,000	216,289
BSPRT Issuer Ltd.
Series 2022-FL8, Class A
5.849% due 2/15/2037(1)(2)(4)	44,559	44,567
BX Commercial Mortgage Trust
Series 2024-XL4, Class A
5.761% due 2/15/2039(1)(2)(4)	194,402	194,481
BX Trust
Series 2025-ROIC, Class B
5.713% due 3/15/2030(1)(2)(4)	310,000	307,291
Chase Home Lending Mortgage Trust
Series 2024-RPL2, Class A1A
3.25% due 8/25/2064(1)(2)(4)	216,578	190,227
Series 2024-RPL4, Class A1A
3.375% due 12/25/2064(1)(2)(4)	154,272	140,758
CIM Trust
Series 2021-J3, Class A1
2.50% due 6/25/2051(1)(2)(4)	816,795	666,592
Commercial Mortgage Trust
Series 2015-LC21, Class AM
4.043% due 7/10/2048(1)(2)	522,000	520,101
CONE Trust
Series 2024-DFW1, Class A
5.961% due 8/15/2041(1)(2)(4)	210,000	209,128
Connecticut Avenue Securities Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2022-R02, Class 2M1
5.54% due 1/25/2042(1)(2)(4)	$168,754	$168,593
Series 2023-R01, Class 1M1
6.736% due 12/25/2042(1)(2)(4)	784,009	801,096
Series 2023-R03, Class 2M2
8.24% due 4/25/2043(1)(2)(4)	300,000	318,240
Series 2023-R04, Class 1M1
6.636% due 5/25/2043(1)(2)(4)	240,098	244,535
EQUS Mortgage Trust
Series 2021-EQAZ, Class A
5.339% due 10/15/2038(1)(2)(4)	247,986	246,625
Flagstar Mortgage Trust
Series 2021-3INV, Class A2
2.50% due 6/25/2051(1)(2)(4)	556,140	453,710
Series 2021-7, Class A1
2.50% due 8/25/2051(1)(2)(4)	408,030	332,742
Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M2
6.84% due 1/25/2042(1)(2)(4)	365,000	368,223
Series 2022-DNA2, Class M1B
6.74% due 2/25/2042(1)(2)(4)	100,000	101,567
Series 2022-HQA1, Class M2
9.59% due 3/25/2042(1)(2)(4)	300,000	317,291
Series 2024-DNA2, Class M1
5.54% due 5/25/2044(1)(2)(4)	188,953	188,688
Series 2025-HQA1, Class M1
5.49% due 2/25/2045(1)(2)(4)	274,927	274,465
GS Mortgage-Backed Securities Trust
Series 2021-PJ2, Class A2
2.50% due 7/25/2051(1)(2)(4)	433,510	353,974
Series 2021-PJ8, Class A2
2.50% due 1/25/2052(1)(2)(4)	578,702	471,740
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A
5.467% due 1/13/2040(1)(2)(4)	380,000	386,737
JP Morgan Mortgage Trust
Series 2021-13, Class A3
2.50% due 4/25/2052(1)(2)(4)	449,515	366,580
Series 2021-INV6, Class A2
3.00% due 4/25/2052(1)(2)(4)	182,101	155,412
Series 2021-INV8, Class A2
3.00% due 5/25/2052(1)(2)(4)	419,520	356,584
Series 2022-1, Class A3
2.50% due 7/25/2052(1)(2)(4)	202,750	165,248
Series 2022-4, Class A3
3.00% due 10/25/2052(1)(2)(4)	328,129	278,806
KIND Commercial Mortgage Trust
Series 2024-1, Class A
6.209% due 8/15/2041(1)(2)(4)	220,000	219,825
PFP Ltd.
Series 2023-10, Class A
6.684% due 9/16/2038(1)(2)(4)	309,300	309,906
ROCK Trust
Series 2024-CNTR, Class A
5.388% due 11/13/2041(4)	350,000	352,625
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class B
5.903% due 4/15/2042(1)(2)(4)	200,000	199,165
Towd Point Mortgage Trust
Series 2019-HY1, Class M2
6.435% due 10/25/2048(1)(2)(4)	210,000	219,491
Wells Fargo Commercial Mortgage Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2024-MGP, Class A12
6.01% due 8/15/2041(1)(2)(4)	$350,000	$348,608
Series 2025-5C3, Class A3
6.096% due 1/15/2058	260,000	272,636
Wells Fargo Mortgage-Backed
Securities Trust
Series 2021-INV2, Class A2
2.50% due 9/25/2051(1)(2)(4)	368,871	301,330

Total Non-Agency Mortgage-Backed Securities (Cost $13,708,605)		13,634,303

Senior Secured Loans — 1.6%
Airlines — 0.2%
American Airlines, Inc.
2025 Term Loan
0.00% due 4/20/2028(1)(5)	228,000	225,079

		225,079

Building Materials — 0.1%
EMRLD Borrower LP
2024 Term Loan B
6.799% (3 mo. USD Term SOFR + 2.50%) due 8/4/2031(1)	123,380	122,124

		122,124

Commercial Services — 0.1%
Trans Union LLC
2024 Term Loan B8
0.00% due 6/24/2031(1)(5)	60,694	60,482
2024 Term Loan B9
0.00% due 6/24/2031(1)(5)	141,930	141,413

		201,895

Diversified Financial Services — 0.4%
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6
6.072% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(1)	421,943	421,382
Corpay Technologies Operating Co. LLC
Term Loan B5
6.075% (1 mo. USD Term SOFR + 1.75%) due 4/28/2028(1)	104,738	104,377
Jane Street Group LLC
2024 Term Loan B1
6.313% (3 mo. USD Term SOFR + 2.00%) due 12/15/2031(1)	177,117	174,885

		700,644

Electric — 0.1%
NRG Energy, Inc.
2024 Term Loan
6.044% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(1)	77,743	77,537
Vistra Operations Co. LLC
1st Lien Term Loan B3
0.00% due 12/20/2030(1)(5)	120,390	119,925

		197,462

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)		Principal Amount	Value

Senior Secured Loans — (continued)
Entertainment — 0.2%
Flutter Financing BV
2024 Term Loan B
6.049% (3 mo. USD Term SOFR + 1.75%) due 11/30/2030(1)		$368,061	$365,628

			365,628

Household Products & Wares — 0.1%
Reynolds Consumer Products LLC
2025 Term Loan B
6.075% (1 mo. USD Term SOFR + 1.75%) due 3/4/2032(1)		145,714	145,806

			145,806

Media — 0.1%
Charter Communications Operating LLC
2024 Term Loan B5
6.56% (3 mo. USD Term SOFR + 2.25%) due 12/15/2031(1)		211,470	210,624

			210,624

Oil & Gas — 0.1%
Hilcorp Energy I LP
Term Loan B
6.322% (1 mo. USD Term SOFR + 2.00%) due 2/11/2030(1)		160,800	160,398

			160,398

Oil & Gas Services — 0.1%
Calpine Corp.
2024 Term Loan B10
0.00% due 1/31/2031(1)(5)		181,000	180,274

			180,274

Transportation — 0.1%
Genesee & Wyoming, Inc.
2024 Term Loan B
6.049% (3 mo. USD Term SOFR + 1.75%) due 4/10/2031(1)		180,095	178,318

			178,318

Total Senior Secured Loans (Cost $2,709,357)			2,688,252

Foreign Government — 0.9%
Angola Government International Bonds, Reg S
8.75% due 4/14/2032	USD	296,000	254,119
Colombia Government International Bonds
7.50% due 2/2/2034	USD	326,000	323,594
Mexico Government International Bonds
6.00% due 5/13/2030	USD	200,000	204,178
Panama Government International Bonds
6.40% due 2/14/2035	USD	268,000	252,009
Saudi Government International Bonds, Reg S
5.75% due 1/16/2054	USD	200,000	190,618

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2025 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
Senegal Government International Bonds
6.25% due 5/23/2033(4)	USD	290,000	$216,160

Total Foreign Government (Cost $1,497,921)			1,440,678

U.S. Government Securities — 16.2%
U.S. Treasury Bonds
2.375% due 2/15/2042		$2,154,000	1,599,008
3.375% due 8/15/2042		521,000	446,676
3.875% due 2/15/2043		2,790,000	2,553,722
4.125% due 8/15/2044		1,633,000	1,530,172
4.25% due 8/15/2054		3,705,000	3,497,173
4.50% due 11/15/2054		2,730,000	2,689,903
4.625% due 11/15/2044		6,426,000	6,435,036
U.S. Treasury Notes
4.25% due 11/30/2026		2,033,000	2,042,927
4.375% due 12/31/2029		5,659,800	5,762,384

Total U.S. Government Securities (Cost $26,425,800)			26,557,001

Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $2,763,471, due 4/1/2025(6)		2,763,366	2,763,366

Total Repurchase Agreements (Cost $2,763,366)			2,763,366

Total Investments — 119.2% (Cost $196,542,765)			195,529,229

Liabilities in excess of other assets — (19.2)%			(31,534,814)

Total Net Assets — 100.0%			$163,994,415

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA – To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $74,199,102, representing 45.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$2,767,000	$2,818,776

Open futures contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	June 2025	6	Long	$646,524	$648,937	$2,413
U.S. Ultra 10-Year Treasury Note	June 2025	36	Long	4,101,153	4,108,500	7,347
U.S. Ultra Bond	June 2025	25	Long	3,151,269	3,056,250	(95,019)

Total				$7,898,946	$7,813,687	$(85,259)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$51,659,812	$—	$51,659,812
Asset-Backed Securities	—	26,084,997	—	26,084,997
Corporate Bonds & Notes	—	70,700,820	—	70,700,820
Non-Agency Mortgage-Backed Securities	—	13,634,303	—	13,634,303
Senior Secured Loans	—	2,688,252	—	2,688,252
Foreign Government	—	1,440,678	—	1,440,678
U.S. Government Securities	—	26,557,001	—	26,557,001
Repurchase Agreements	—	2,763,366	—	2,763,366

Total	$—	$195,529,229	$—	$195,529,229

Other Financial Instruments
Futures Contracts
Assets	$9,760	$—	$—	$9,760
Liabilities	(95,019)	—	—	(95,019)

Total	$(85,259)	$—	$—	$(85,259)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 97.8%
Automobile Components — 1.0%
Visteon Corp.(1)	22,240	$1,726,269

		1,726,269

Banks — 10.5%
Bank OZK	71,293	3,097,681
Columbia Banking System, Inc.	74,200	1,850,548
Home Bancshares, Inc.	102,500	2,897,675
Independent Bank Corp.	41,800	2,618,770
Texas Capital Bancshares, Inc.(1)	30,200	2,255,940
Wintrust Financial Corp.	25,906	2,913,389
WSFS Financial Corp.	31,100	1,613,157

		17,247,160

Biotechnology — 3.1%
Arrowhead Pharmaceuticals, Inc.(1)	78,400	998,816
Insmed, Inc.(1)	15,300	1,167,237
Keros Therapeutics, Inc.(1)	26,000	264,940
Scholar Rock Holding Corp.(1)	57,000	1,832,550
Ultragenyx Pharmaceutical, Inc.(1)	21,022	761,207

		5,024,750

Building Products — 2.0%
Janus International Group, Inc.(1)	202,200	1,455,840
Tecnoglass, Inc.	24,400	1,745,820

		3,201,660

Chemicals — 0.8%
Olin Corp.	57,023	1,382,238

		1,382,238

Communications Equipment — 0.9%
Extreme Networks, Inc.(1)	112,300	1,485,729

		1,485,729

Construction & Engineering — 1.1%
Primoris Services Corp.	31,272	1,795,325

		1,795,325

Construction Materials — 1.3%
Eagle Materials, Inc.	9,900	2,197,107

		2,197,107

Consumer Finance — 3.5%
Encore Capital Group, Inc.(1)	53,166	1,822,530
OneMain Holdings, Inc.	48,900	2,390,232
PROG Holdings, Inc.	58,351	1,552,137

		5,764,899

Consumer Staples Distribution & Retail — 0.8%
Guardian Pharmacy Services, Inc., Class A(1)	62,379	1,326,178

		1,326,178

Containers & Packaging — 1.4%
Silgan Holdings, Inc.	46,400	2,371,968

		2,371,968

Diversified Consumer Services — 1.2%
Stride, Inc.(1)	16,176	2,046,264

		2,046,264

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	80,000	$1,378,400

		1,378,400

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	30,739	1,125,047

		1,125,047

Electric Utilities — 1.7%
Portland General Electric Co.	61,804	2,756,458

		2,756,458

Electronic Equipment, Instruments & Components — 1.7%
Crane NXT Co.	25,500	1,310,700
Itron, Inc.(1)	13,642	1,429,136

		2,739,836

Energy Equipment & Services — 2.1%
Atlas Energy Solutions, Inc.	93,000	1,659,120
Valaris Ltd.(1)	44,000	1,727,440

		3,386,560

Entertainment — 0.4%
Vivid Seats, Inc., Class A(1)	210,700	623,672

		623,672

Financial Services — 2.9%
Essent Group Ltd.	31,300	1,806,636
Euronet Worldwide, Inc.(1)	27,100	2,895,635

		4,702,271

Food Products — 1.6%
Hain Celestial Group, Inc.(1)	228,200	947,030
Utz Brands, Inc.	119,704	1,685,432

		2,632,462

Gas Utilities — 1.2%
ONE Gas, Inc.	25,800	1,950,222

		1,950,222

Ground Transportation — 0.8%
Marten Transport Ltd.	90,489	1,241,509

		1,241,509

Health Care Equipment & Supplies — 0.5%
Beta Bionics, Inc.(1)	61,825	756,738

		756,738

Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(1)	45,005	1,364,552
HealthEquity, Inc.(1)	25,882	2,287,192
Privia Health Group, Inc.(1)	66,400	1,490,680

		5,142,424

Health Care Technology — 0.5%
GoodRx Holdings, Inc., Class A(1)	176,700	779,247

		779,247

Hotel & Resort REITs — 0.8%
RLJ Lodging Trust	177,183	1,397,974

		1,397,974

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 1.0%
First Watch Restaurant Group, Inc.(1)	95,200	$1,585,080

		1,585,080

Household Durables — 2.5%
Helen of Troy Ltd.(1)	28,000	1,497,720
Meritage Homes Corp.	37,000	2,622,560

		4,120,280

Independent Power and Renewable Electricity Producers — 0.9%
Talen Energy Corp.(1)	7,400	1,477,558

		1,477,558

Industrial REITs — 1.0%
LXP Industrial Trust	181,278	1,568,055

		1,568,055

Insurance — 1.7%
Abacus Global Management, Inc.(1)	62,200	465,878
Assured Guaranty Ltd.	26,605	2,343,900

		2,809,778

IT Services — 1.5%
ASGN, Inc.(1)	19,200	1,209,984
BigCommerce Holdings, Inc., Series 1(1)	211,700	1,219,392

		2,429,376

Leisure Products — 0.8%
YETI Holdings, Inc.(1)	38,100	1,261,110

		1,261,110

Machinery — 3.1%
Hillman Solutions Corp.(1)	246,375	2,165,636
Terex Corp.	50,700	1,915,446
Wabash National Corp.	88,600	979,030

		5,060,112

Media — 2.0%
Criteo SA, ADR(1)	56,800	2,011,288
Gambling.com Group Ltd.(1)	98,700	1,245,594

		3,256,882

Metals & Mining — 3.0%
Commercial Metals Co.	30,366	1,397,140
MP Materials Corp.(1)	98,776	2,411,122
Warrior Met Coal, Inc.	21,800	1,040,296

		4,848,558

Mortgage REITs — 0.9%
Redwood Trust, Inc.	247,058	1,499,642

		1,499,642

Office REITs — 1.6%
COPT Defense Properties	94,234	2,569,761

		2,569,761

Oil, Gas & Consumable Fuels — 3.8%
Crescent Energy Co., Class A	103,400	1,162,216
Green Plains, Inc.(1)	139,000	674,150
International Seaways, Inc.	48,700	1,616,840
Matador Resources Co.	52,900	2,702,661

		6,155,867

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Passenger Airlines — 2.1%
Allegiant Travel Co.	28,000	$1,446,200
SkyWest, Inc.(1)	22,200	1,939,614

		3,385,814

Pharmaceuticals — 7.0%
Axsome Therapeutics, Inc.(1)	11,300	1,317,919
Corcept Therapeutics, Inc.(1)	44,600	5,094,212
Prestige Consumer Healthcare, Inc.(1)	27,000	2,321,190
Verona Pharma PLC, ADR(1)	42,300	2,685,627

		11,418,948

Professional Services — 1.7%
ICF International, Inc.	11,794	1,002,136
Korn Ferry	26,761	1,815,199

		2,817,335

Retail REITs — 1.5%
Kite Realty Group Trust	109,148	2,441,641

		2,441,641

Semiconductors & Semiconductor Equipment — 2.3%
Penguin Solutions, Inc.(1)	94,775	1,646,242
Photronics, Inc.(1)	98,700	2,049,012

		3,695,254

Software — 3.6%
Commvault Systems, Inc.(1)	9,425	1,486,888
Jamf Holding Corp.(1)	87,100	1,058,265
Q2 Holdings, Inc.(1)	18,400	1,472,184
Terawulf, Inc.(1)	291,500	795,795
Zeta Global Holdings Corp., Class A(1)	79,400	1,076,664

		5,889,796

Specialized REITs — 1.3%
PotlatchDeltic Corp.	47,700	2,152,224

		2,152,224

Specialty Retail — 3.3%
Academy Sports & Outdoors, Inc.	33,100	1,509,691
Murphy USA, Inc.	8,279	3,889,557

		5,399,248

Textiles, Apparel & Luxury Goods — 0.8%
Oxford Industries, Inc.	22,700	1,331,809

		1,331,809

Trading Companies & Distributors — 4.0%
Custom Truck One Source, Inc.(1)	305,117	1,287,594
GATX Corp.	17,101	2,655,272
Rush Enterprises, Inc., Class A	47,440	2,533,770

		6,476,636

Total Common Stocks (Cost $137,535,926)		159,833,131

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $2,403,568, due 4/1/2025(2)	$2,403,477	$2,403,477

Total Repurchase Agreements (Cost $2,403,477)		2,403,477

Total Investments — 99.3% (Cost $139,939,403)		162,236,608

Assets in excess of other liabilities — 0.7%		1,163,354

Total Net Assets — 100.0%		$163,399,962

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$2,406,600	$2,451,593

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$159,833,131	$—	$—	$159,833,131
Repurchase Agreements	—	2,403,477	—	2,403,477

Total	$159,833,131	$2,403,477	$—	$162,236,608

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.1%
Bermuda — 2.8%
CK Infrastructure Holdings Ltd.	237,000	$1,419,357

		1,419,357

Brazil — 3.2%
Cia de Saneamento Basico do Estado de Sao Paulo	90,600	1,619,431

		1,619,431

China — 3.0%
ENN Energy Holdings Ltd.	181,800	1,514,575

		1,514,575

France — 5.1%
Engie SA	132,533	2,582,511

		2,582,511

Germany — 5.5%
E.ON SE	181,225	2,734,902

		2,734,902

Italy — 4.7%
Enel SpA	289,869	2,351,344

		2,351,344

Japan — 3.9%
Kansai Electric Power Co., Inc.	96,900	1,145,793
Tokyo Gas Co. Ltd.	26,100	829,723

		1,975,516

Portugal — 1.2%
EDP SA	174,009	588,268

		588,268

Spain — 5.0%
Iberdrola SA	153,943	2,488,706

		2,488,706

United Kingdom — 4.5%
National Grid PLC	171,641	2,236,184

		2,236,184

United States — 60.2%
American Electric Power Co., Inc.	33,571	3,668,303
Atmos Energy Corp.	15,597	2,410,984
Constellation Energy Corp.	4,132	833,135
Dominion Energy, Inc.	41,169	2,308,346
Duke Energy Corp.	19,406	2,366,950
Exelon Corp.	36,737	1,692,841
IDACORP, Inc.	11,547	1,341,992
NextEra Energy, Inc.	54,054	3,831,888
NRG Energy, Inc.	2,091	199,607
ONE Gas, Inc.	20,262	1,531,605
PG&E Corp.	52,766	906,520
Sempra	40,708	2,904,923
Southern Co.	26,123	2,402,010
Vistra Corp.	12,033	1,413,155
WEC Energy Group, Inc.	21,281	2,319,203

		30,131,462

Total Common Stocks (Cost $39,666,118)		49,642,256

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $392,046, due 4/1/2025(1)	$392,032	$392,032

Total Repurchase Agreements (Cost $392,032)		392,032

Total Investments — 99.9% (Cost $40,058,150)		50,034,288

Assets in excess of other liabilities — 0.1%		36,838

Total Net Assets — 100.0%		$50,071,126

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$392,600	$400,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,419,357	*	$—	$1,419,357
Brazil	1,619,431	—		—	1,619,431
China	—	1,514,575	*	—	1,514,575
France	—	2,582,511	*	—	2,582,511
Germany	—	2,734,902	*	—	2,734,902
Italy	—	2,351,344	*	—	2,351,344
Japan	—	1,975,516	*	—	1,975,516
Portugal	—	588,268	*	—	588,268
Spain	—	2,488,706	*	—	2,488,706
United Kingdom	—	2,236,184	*	—	2,236,184
United States	30,131,462	—		—	30,131,462
Repurchase Agreements	—	392,032		—	392,032

Total	$31,750,893	$18,283,395		$—	$50,034,288

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 0.4%
Chemicals — 0.1%
Celanese Corp.	2,527	$143,458

		143,458

Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	1,550	172,158

		172,158

Metals & Mining — 0.1%
Franco-Nevada Corp.	1,285	202,465

		202,465

Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd., ADR(1)	14,512	223,049

		223,049

Total Common Stocks (Cost $722,830)		741,130

	Principal Amount	Value
Agency Mortgage-Backed Securities — 11.0%
Federal Home Loan Mortgage Corp.
3.50% due 6/1/2052	$2,701,532	2,441,477
4.50% due 9/1/2052	430,144	412,434
5.00% due 12/1/2052	941,515	928,603
6.00% due 10/1/2053	1,902,399	1,935,100
Federal National Mortgage Association
3.00% due 3/1/2052	3,580,566	3,106,676
3.00% due 5/1/2052	1,953,279	1,695,051
3.50% due 6/1/2052	1,385,223	1,251,879
3.50% due 10/1/2052	1,760,475	1,590,599
3.50% due 11/1/2052	1,695,420	1,531,558
4.00% due 10/1/2052	2,241,139	2,091,414
4.50% due 10/1/2053	2,221,394	2,127,311
5.00% due 2/1/2053	323,133	317,786
6.00% due 9/1/2053	293,586	298,815

Total Agency Mortgage-Backed Securities (Cost $19,806,989)		19,728,703

Asset-Backed Securities — 20.9%
ACHV ABS Trust
Series 2023-1PL, Class D
8.47% due 3/18/2030(2)	983,046	1,000,199
Affirm Asset Securitization Trust
Series 2024-A, Class 1C
6.16% due 2/15/2029(2)	1,793,000	1,806,544
AGL CLO 14 Ltd.
Series 2021-14A, Class DR
7.172% (3 mo. USD Term SOFR + 2.85%) due 12/2/2034(2)(3)	500,000	497,763
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
6.165% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(2)(3)	300,000	299,700
Bain Capital Credit CLO Ltd.
Series 2024-4A, Class D1
7.97% (3 mo. USD Term SOFR + 3.10%) due 10/23/2037(2)(3)	1,000,000	1,001,600

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Ballyrock CLO 21 Ltd.
Series 2022-21A, Class BR
6.243% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	$1,000,000	$1,000,735
BBAM U.S. CLO I Ltd.
Series 2022-1A, Class BR
5.922% (3 mo. USD Term SOFR + 1.60%) due 3/30/2038(2)(3)	1,000,000	996,163
Benefit Street Partners CLO IX Ltd.
Series 2016-9A, Class CR2
6.57% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	1,000,000	999,139
Benefit Street Partners CLO XXVIII Ltd.
Series 2022-28A, Class CR
6.193% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(2)(3)	1,000,000	1,000,068
Carlyle U.S. CLO Ltd.
Series 2021-7A, Class D1R
7.317% (3 mo. USD Term SOFR + 3.00%) due 4/15/2040(2)(3)	500,000	496,752
Carvana Auto Receivables Trust
Series 2021-N3, Class E
3.16% due 6/12/2028(2)	1,527,380	1,477,372
CIFC Funding Ltd.
Series 2018-2A, Class CR
6.293% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(2)(3)	1,000,000	1,000,302
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216% due 4/25/2047(2)	922,500	844,374
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
5.553% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(2)(3)	1,700,000	1,695,920
Elmwood CLO 36 Ltd.
Series 2024-12RA, Class CR
6.405% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(2)(3)	1,300,000	1,299,043
Empower CLO Ltd.
Series 2022-1A, Class CR
6.243% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	1,000,000	1,000,745
Exeter Automobile Receivables Trust
Series 2024-3A, Class E
7.84% due 10/15/2031(2)	230,000	236,604
FHF Issuer Trust
Series 2025-1A, Class C
5.69% due 8/15/2031(2)	741,000	741,332
Series 2025-1A, Class D
5.95% due 6/15/2032(2)	467,000	459,123
Foundation Finance Trust
Series 2023-2A, Class D
9.10% due 6/15/2049(2)	760,000	812,310

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Generate CLO 8 Ltd.
Series 8A, Class CR2
6.393% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(2)(3)	$1,000,000	$999,568
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class C
6.594% (30 day SOFR + 2.25%) due 3/21/2033(2)(3)	270,000	269,049
Series 2025-1, Class D
7.844% (30 day SOFR + 3.50%) due 3/21/2033(2)(3)	500,000	498,267
Madison Park Funding XX Ltd.
Series 2016-20A, Class B1RR
6.05% (3 mo. USD Term SOFR + 1.75%) due 10/27/2037(2)(3)	1,250,000	1,250,944
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
6.112% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(2)(3)	1,150,000	1,149,770
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR3
5.99% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(2)(3)	1,400,000	1,395,800
Neuberger Berman Loan Advisers CLO 49 Ltd.
Series 2022-49A, Class DR
7.10% (3 mo. USD Term SOFR + 2.80%) due 7/25/2035(2)(3)	1,000,000	1,000,300
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class CR2
6.03% (3 mo. USD Term SOFR + 1.75%) due 1/21/2038(2)(3)	1,800,000	1,785,226
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR2
6.043% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(2)(3)	1,000,000	992,489
OnDeck Asset Securitization IV LLC
Series 2025-1A, Class B
5.52% due 4/19/2032(2)	500,000	500,633
Series 2025-1A, Class C
6.64% due 4/19/2032(2)	250,000	250,295
Series 2025-1A, Class D
8.77% due 4/19/2032(2)	200,000	200,281
RAD CLO 27 Ltd.
Series 2024-27A, Class D1
7.091% (3 mo. USD Term SOFR + 2.80%) due 1/15/2038(2)(3)	1,000,000	993,500
RR 36 Ltd.
Series 2024-36RA, Class A1R
5.592% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,200,000	1,193,940

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
RR 6 Ltd.
Series 2019-6A, Class CR
7.464% (3 mo. USD Term SOFR + 3.16%) due 4/15/2036(2)(3)	$1,000,000	$990,200
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D
6.86% due 1/21/2042(2)	910,000	911,301
TCW CLO Ltd.
Series 2021-1A, Class A1R1
5.711% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(2)(3)	1,500,000	1,501,147
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
6.043% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(2)(3)	1,520,000	1,519,181
Tricolor Auto Securitization Trust
Series 2025-1A, Class C
5.72% due 10/15/2029(2)	906,000	896,606
Series 2025-1A, Class D
6.84% due 4/15/2031(2)	370,000	371,926
Series 2025-1A, Class E
10.37% due 4/15/2032(2)	400,000	398,954

Total Asset-Backed Securities (Cost $37,766,171)		37,735,165

Corporate Bonds & Notes — 28.8%
Aerospace & Defense — 0.4%
Boeing Co.
6.388% due 5/1/2031	172,000	183,278
Bombardier, Inc.
7.45% due 5/1/2034(2)	524,000	539,301

		722,579

Airlines — 0.2%
Alaska Airlines Pass-Through Trust
Series 2020-1, Class A
4.80% due 8/15/2027(2)	119,742	119,132
United Airlines Pass-Through Trust
Series 2014-2, Class A
3.75% due 9/3/2026	159,117	156,541

		275,673

Apparel — 0.2%
Champ Acquisition Corp.
8.375% due 12/1/2031(2)	366,000	379,597

		379,597

Auto Manufacturers — 0.8%
Aston Martin Capital Holdings Ltd.
10.00% due 3/31/2029(2)	342,000	310,235
Ford Motor Credit Co. LLC
6.125% due 3/8/2034	200,000	191,926
7.35% due 11/4/2027	200,000	207,208
General Motors Financial Co., Inc.
Series A
5.75% due 9/30/2027(3)	471,000	445,844
JB Poindexter & Co., Inc.
8.75% due 12/15/2031(2)	316,000	325,913

		1,481,126

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Parts & Equipment — 0.3%
Forvia SE
8.00% due 6/15/2030(2)	$465,000	$458,625

		458,625

Biotechnology — 0.1%
Royalty Pharma PLC
5.40% due 9/2/2034	256,000	252,769

		252,769

Building Materials — 0.3%
Quikrete Holdings, Inc.
6.75% due 3/1/2033(2)	163,000	162,444
Wilsonart LLC
11.00% due 8/15/2032(2)	458,000	420,687

		583,131

Chemicals — 0.6%
Celanese U.S. Holdings LLC
6.629% due 7/15/2032	176,000	180,768
6.95% due 11/15/2033	258,000	269,644
Olympus Water U.S. Holding Corp.
7.25% due 6/15/2031(2)	361,000	355,238
Tronox, Inc.
4.625% due 3/15/2029(2)	422,000	360,143

		1,165,793

Commercial Banks — 2.0%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	791,000	679,754
Bank of New York Mellon Corp.
Series J
4.967% (4.967% fixed rate until 4/26/2033; 1 day USD SOFR + 1.61% thereafter) due 4/26/2034(3)	184,000	182,276
BNP Paribas SA
9.25% (9.25% fixed rate until 11/17/2027; 5 yr. CMT rate + 4.97% thereafter) due 11/17/2027(2)(3)	200,000	213,642
Citigroup, Inc.
Series W
4.00% (4.00% fixed rate until 12/10/2025; 5 yr. CMT rate + 3.60% thereafter) due 12/10/2025(3)	187,000	184,389
Series X
3.875% (3.875% fixed rate until 2/18/2026; 5 yr. CMT rate + 3.42% thereafter) due 2/18/2026(3)	187,000	183,090
ING Groep NV
6.114% (6.114% fixed rate until 9/11/2033; 1 day USD SOFR + 2.09% thereafter) due 9/11/2034(3)	200,000	209,638
JPMorgan Chase & Co.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 0.90% thereafter) due 1/24/2031(3)	$178,000	$180,848
Series KK
3.65% (3.65% fixed rate until 6/1/2026; 5 yr. CMT rate + 2.85% thereafter) due 6/1/2026(3)	188,000	183,945
Morgan Stanley
4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter) due 1/23/2030(3)	183,000	180,639
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	178,000	181,688
PNC Financial Services Group, Inc.
6.875% (6.875% fixed rate until 10/20/2033; 1 day USD SOFR + 2.28% thereafter) due 10/20/2034(3)	165,000	182,421
Societe Generale SA
4.25% due 4/14/2025(2)	200,000	199,924
4.75% due 11/24/2025(2)	200,000	199,314
U.S. Bancorp
5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(3)	354,000	361,809
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	397,000	365,879

		3,689,256

Commercial Services — 0.7%
Raven Acquisition Holdings LLC
6.875% due 11/15/2031(2)	520,000	506,100
Veritiv Operating Co.
10.50% due 11/30/2030(2)	658,000	699,369

		1,205,469

Computers — 0.9%
CA Magnum Holdings
5.375% due 10/31/2026(2)	223,000	219,343
Crowdstrike Holdings, Inc.
3.00% due 2/15/2029	219,000	201,548
Gartner, Inc.
3.75% due 10/1/2030(2)	198,000	182,675
NetApp, Inc.
5.70% due 3/17/2035	593,000	592,840
Unisys Corp.
6.875% due 11/1/2027(2)	75,000	72,959
Western Digital Corp.
2.85% due 2/1/2029	323,000	292,182

		1,561,547

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 2.3%
American Express Co.
Series D
3.55% (3.55% fixed rate until 9/15/2026; 5 yr. CMT rate + 2.85% thereafter) due 9/15/2026(3)	$190,000	$183,922
Aretec Group, Inc.
10.00% due 8/15/2030(2)	135,000	145,076
Atlas Warehouse Lending Co. LP
6.25% due 1/15/2030(2)	250,000	251,195
Blue Owl Finance LLC
6.25% due 4/18/2034	330,000	338,230
Burford Capital Global Finance LLC
6.25% due 4/15/2028(2)	200,000	198,466
6.875% due 4/15/2030(2)	200,000	198,164
Capital One Financial Corp.
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(3)	176,000	179,626
6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(3)	358,000	356,550
Discover Financial Services
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(3)	154,000	175,745
GGAM Finance Ltd.
5.875% due 3/15/2030(2)	185,000	183,037
8.00% due 6/15/2028(2)	174,000	182,951
goeasy Ltd.
7.625% due 7/1/2029(2)	372,000	372,364
LPL Holdings, Inc.
6.00% due 5/20/2034	175,000	178,479
Macquarie Airfinance Holdings Ltd.
5.15% due 3/17/2030(2)	185,000	182,878
6.50% due 3/26/2031(2)	333,000	346,723
Marex Group PLC
6.404% due 11/4/2029	376,000	382,414
Navient Corp.
4.875% due 3/15/2028	190,000	181,249
5.50% due 3/15/2029	191,000	180,757

		4,217,826

Electric — 2.6%
Algonquin Power & Utilities Corp.
4.75% (4.75% fixed rate until 1/18/2027; 5 yr. CMT rate + 3.25% thereafter) due 1/18/2082(3)	287,000	273,327
Alpha Generation LLC
6.75% due 10/15/2032(2)	416,000	416,287
Ameren Corp.
5.375% due 3/15/2035	770,000	768,160
American Electric Power Co., Inc.
3.875% (3.875% fixed rate until 11/15/2026; 5 yr. CMT rate + 2.68% thereafter) due 2/15/2062(3)	502,000	475,163

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
CMS Energy Corp.
4.75% (4.75% fixed rate until 3/1/2030; 5 yr. CMT rate + 4.12% thereafter) due 6/1/2050(3)	$193,000	$181,489
Duke Energy Corp.
6.45% (6.45% fixed rate until 6/3/2034; 5 yr. CMT rate + 2.59% thereafter) due 9/1/2054(3)	181,000	181,297
Liberty Utilities Co.
5.869% due 1/31/2034(2)	232,000	236,294
Lightning Power LLC
7.25% due 8/15/2032(2)	441,000	454,548
NRG Energy, Inc.
6.25% due 11/1/2034(2)	183,000	180,204
7.00% due 3/15/2033(2)	353,000	381,131
Pacific Gas & Electric Co.
5.31% (1 day USD Term SOFR + 0.95%) due 9/4/2025(3)	791,000	790,842
Vistra Operations Co. LLC
5.70% due 12/30/2034(2)	307,000	305,222

		4,643,964

Entertainment — 1.0%
Caesars Entertainment, Inc.
6.00% due 10/15/2032(2)	474,000	442,669
Lions Gate Capital Holdings 1, Inc.
5.50% due 4/15/2029(2)	495,000	458,627
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25% due 4/15/2030(2)	455,000	448,971
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25% due 3/15/2033(2)	497,000	484,665

		1,834,932

Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% due 4/1/2033	200,000	203,402
Mars, Inc.
5.20% due 3/1/2035(2)	225,000	226,354
Pilgrim’s Pride Corp.
6.25% due 7/1/2033	298,000	308,925

		738,681

Gas — 0.4%
NiSource, Inc.
6.375% (6.375% fixed rate until 12/31/2034; 5 yr. CMT rate + 2.53% thereafter) due 3/31/2055(3)	294,000	290,881
6.95% (6.95% fixed rate until 8/30/2029; 5 yr. CMT rate + 2.45% thereafter) due 11/30/2054(3)	394,000	400,576

		691,457

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.40% due 4/15/2033	$438,000	$454,355

		454,355

Healthcare-Products — 0.4%
Insulet Corp.
6.50% due 4/1/2033(2)	63,000	64,104
Solventum Corp.
5.60% due 3/23/2034	603,000	611,726

		675,830

Healthcare-Services — 0.9%
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45% due 6/15/2034(2)	177,000	179,557
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% due 4/30/2028(2)	664,000	697,738
Humana, Inc.
5.875% due 3/1/2033	428,000	437,510
LifePoint Health, Inc.
11.00% due 10/15/2030(2)	217,000	236,272

		1,551,077

Home Builders — 0.2%
LGI Homes, Inc.
4.00% due 7/15/2029(2)	202,000	177,815
7.00% due 11/15/2032(2)	259,000	244,884

		422,699

Insurance — 0.5%
APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 2 LLC
7.875% due 11/1/2029(2)	255,000	251,261
Arthur J Gallagher & Co.
5.45% due 7/15/2034	178,000	180,574
Athene Global Funding
2.646% due 10/4/2031(2)	213,000	182,407
BroadStreet Partners, Inc.
5.875% due 4/15/2029(2)	357,000	342,263

		956,505

Investment Companies — 0.7%
Blackstone Private Credit Fund
6.25% due 1/25/2031	196,000	199,246
Blackstone Secured Lending Fund
5.875% due 11/15/2027	180,000	182,975
Blue Owl Credit Income Corp.
5.80% due 3/15/2030(2)	534,000	523,672
Oaktree Strategic Credit Fund
8.40% due 11/14/2028	168,000	181,862
Sixth Street Lending Partners
6.50% due 3/11/2029	178,000	181,895

		1,269,650

Iron & Steel — 0.1%
Mineral Resources Ltd.
9.25% due 10/1/2028(2)	248,000	247,782

		247,782

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Leisure Time — 0.3%
NCL Corp. Ltd.
7.75% due 2/15/2029(2)	$294,000	$306,298
Royal Caribbean Cruises Ltd.
5.625% due 9/30/2031(2)	240,000	235,771

		542,069

Lodging — 0.9%
Choice Hotels International, Inc.
5.85% due 8/1/2034	397,000	397,306
Full House Resorts, Inc.
8.25% due 2/15/2028(2)	512,000	505,938
Sands China Ltd.
2.85% due 3/8/2029	202,000	182,634
3.80% due 1/8/2026	200,000	197,514
Wynn Macau Ltd.
5.125% due 12/15/2029(2)	408,000	379,264

		1,662,656

Media — 1.5%
AMC Networks, Inc.
4.25% due 2/15/2029	235,000	176,229
10.25% due 1/15/2029(2)	173,000	179,308
Charter Communications Operating LLC/Charter Communications Operating Capital
5.50% due 4/1/2063	222,000	177,849
6.55% due 6/1/2034	442,000	454,628
CSC Holdings LLC
11.25% due 5/15/2028(2)	277,000	269,205
McGraw-Hill Education, Inc.
7.375% due 9/1/2031(2)	412,000	416,223
Midcontinent Communications
8.00% due 8/15/2032(2)	520,000	526,510
Univision Communications, Inc.
4.50% due 5/1/2029(2)	203,000	179,391
8.50% due 7/31/2031(2)	258,000	252,257

		2,631,600

Mining — 0.9%
Capstone Copper Corp.
6.75% due 3/31/2033(2)	456,000	455,553
First Quantum Minerals Ltd.
8.00% due 3/1/2033(2)	255,000	258,567
9.375% due 3/1/2029(2)	200,000	210,100
Hudbay Minerals, Inc.
4.50% due 4/1/2026(2)	427,000	420,463
Novelis Corp.
3.25% due 11/15/2026(2)	208,000	201,336

		1,546,019

Oil & Gas — 0.7%
Long Ridge Energy LLC
8.75% due 2/15/2032(2)	602,000	582,146
Occidental Petroleum Corp.
5.55% due 10/1/2034	401,000	392,282
Sunoco LP
6.25% due 7/1/2033(2)	332,000	332,807

		1,307,235

Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
5.50% due 3/17/2035(2)	270,000	271,307
Berry Global, Inc.
5.65% due 1/15/2034	374,000	378,809

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Packaging & Containers — (continued)
5.80% due 6/15/2031	$177,000	$184,604

		834,720

Pharmaceuticals — 0.9%
CVS Health Corp.
4.78% due 3/25/2038	282,000	253,583
7.00% (7.00% fixed rate until 12/10/2029; 5 yr. CMT rate + 2.89% thereafter) due 3/10/2055(3)	236,000	237,753
Herbalife Ltd.
4.25% due 6/15/2028	275,000	236,888
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% due 6/1/2029(2)	118,000	91,008
12.25% due 4/15/2029(2)	169,000	182,539
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% due 4/30/2031(2)	627,000	547,195

		1,548,966

Pipelines — 1.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25% due 7/15/2032(2)	176,000	182,304
Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(2)	179,000	176,814
DT Midstream, Inc.
4.125% due 6/15/2029(2)	251,000	236,346
5.80% due 12/15/2034(2)	375,000	377,460
FTAI Infra Escrow Holdings LLC
10.50% due 6/1/2027(2)	470,000	491,263
Hess Midstream Operations LP
4.25% due 2/15/2030(2)	505,000	475,680
ONEOK, Inc.
5.65% due 9/1/2034	453,000	457,032
Rockies Express Pipeline LLC
6.75% due 3/15/2033(2)	146,000	149,009
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00% due 12/31/2030(2)	227,000	215,950
6.00% due 9/1/2031(2)	247,000	233,447

		2,995,305

Real Estate Investment Trusts — 1.5%
Americold Realty Operating Partnership LP
5.409% due 9/12/2034	186,000	181,473
Broadstone Net Lease LLC
2.60% due 9/15/2031	216,000	182,930
GLP Capital LP/GLP Financing II, Inc.
4.00% due 1/15/2031	389,000	362,922
Iron Mountain, Inc.
4.50% due 2/15/2031(2)	198,000	181,519
LXP Industrial Trust
2.70% due 9/15/2030	208,000	183,092
Rithm Capital Corp.
8.00% due 4/1/2029(2)	343,000	341,422
Starwood Property Trust, Inc.
6.50% due 10/15/2030(2)	342,000	339,975
7.25% due 4/1/2029(2)	176,000	180,756

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00% due 1/15/2030(2)	$184,000	$159,248
VICI Properties LP
4.95% due 2/15/2030	184,000	182,511
5.125% due 5/15/2032	186,000	182,282
5.625% due 4/1/2035	298,000	296,900

		2,775,030

Retail — 1.1%
Carvana Co.
9.00% (9.00% Cash or 13.00% PIK) due 6/1/2030(2)(4)	398,000	421,215
LBM Acquisition LLC
6.25% due 1/15/2029(2)	438,000	373,036
Lithia Motors, Inc.
3.875% due 6/1/2029(2)	198,000	181,661
4.375% due 1/15/2031(2)	199,000	180,324
Patrick Industries, Inc.
6.375% due 11/1/2032(2)	351,000	340,502
Victra Holdings LLC/Victra Finance Corp.
8.75% due 9/15/2029(2)	381,000	392,525

		1,889,263

Semiconductors — 0.3%
Intel Corp.
3.10% due 2/15/2060	321,000	177,606
5.70% due 2/10/2053	197,000	181,191
Marvell Technology, Inc.
4.875% due 6/22/2028	183,000	183,734

		542,531

Software — 0.6%
AppLovin Corp.
5.50% due 12/1/2034	535,000	534,679
Fiserv, Inc.
5.15% due 8/12/2034	183,000	181,541
Rocket Software, Inc.
6.50% due 2/15/2029(2)	456,000	429,721

		1,145,941

Telecommunications — 0.5%
Frontier Communications Holdings LLC
8.625% due 3/15/2031(2)	361,000	384,718
Level 3 Financing, Inc.
3.75% due 7/15/2029(2)	239,000	175,493
Lumen Technologies, Inc.
4.125% due 4/15/2029(2)	201,000	189,091
10.00% due 10/15/2032(2)	184,000	183,545

		932,847

Toys, Games & Hobbies — 0.4%
Hasbro, Inc.
6.05% due 5/14/2034	534,000	548,311
Mattel, Inc.
5.45% due 11/1/2041	195,000	179,155

		727,466

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — 0.7%
Rand Parent LLC
8.50% due 2/15/2030(2)	$549,000	$542,928
Stonepeak Nile Parent LLC
7.25% due 3/15/2032(2)	750,000	764,655

		1,307,583

Total Corporate Bonds & Notes (Cost $52,500,152)		51,869,554

Non-Agency Mortgage-Backed Securities — 25.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(2)	1,100,000	1,079,427
Angel Oak Mortgage Trust
Series 2024-6, Class A1
4.65% due 11/25/2067(2)(3)(5)	664,313	651,030
BANK
Series 2022-BNK43, Class B
5.152% due 8/15/2055(3)(5)	500,000	476,327
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057(3)(5)	500,000	512,115
Bear Stearns ARM Trust
Series 2004-10, Class 1M1
5.814% due 1/25/2035(3)(5)	3,658	3,509
Benchmark Mortgage Trust
Series 2024-V5, Class B
6.059% due 1/10/2057(3)(5)	300,000	302,998
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F
6.834% due 9/15/2036(2)(3)(5)	1,500,000	1,479,469
Series 2024-AIR2, Class D
7.111% due 10/15/2041(2)(3)(5)	524,000	524,399
Series 2024-AIRC, Class A
6.01% due 8/15/2039(2)(3)(5)	1,500,000	1,501,063
Series 2024-GPA3, Class C
6.211% due 12/15/2039(2)(3)(5)	456,667	456,770
Series 2025-SPOT, Class E
8.01% due 4/15/2040(2)(3)(5)	709,000	708,265
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(2)	1,000,000	924,824
Series 2019-OC11, Class E
3.944% due 12/9/2041(2)(3)(5)	534,000	482,405
Series 2021-ARIA, Class E
6.678% due 10/15/2036(2)(3)(5)	1,500,000	1,491,169
Series 2022-FOX2, Class A2
5.068% due 4/15/2039(2)(3)(5)	1,097,584	1,089,352
Series 2024-CNYN, Class D
7.009% due 4/15/2041(2)(3)(5)	1,436,981	1,431,959
BXP Trust
Series 2017-GM, Class D
3.425% due 6/13/2039(2)(3)(5)	580,000	547,130
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(3)(5)	1,000,000	966,264
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B1
7.44% due 10/25/2041(2)(3)(5)	1,500,000	1,527,251
Series 2024-R04, Class 1B1
6.54% due 5/25/2044(2)(3)(5)	690,000	690,333

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2024-R05, Class 2B1
6.34% due 7/25/2044(2)(3)(5)	$1,800,000	$1,802,063
Series 2024-R05, Class 2M2
6.04% due 7/25/2044(2)(3)(5)	910,000	906,928
Series 2025-R01, Class 1B1
6.036% due 1/25/2045(2)(3)(5)	1,827,000	1,808,045
Series 2025-R02, Class 1B1
6.286% due 2/25/2045(2)(3)(5)	1,920,000	1,917,913
Extended Stay America Trust
Series 2021-ESH, Class E
7.284% due 7/15/2038(2)(3)(5)	1,299,226	1,297,391
Series 2021-ESH, Class F
8.134% due 7/15/2038(2)(3)(5)	1,299,226	1,296,507
Fashion Show Mall LLC
Series 2024-SHOW, Class B
5.262% due 10/10/2041(2)(3)(5)	1,100,000	1,108,004
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
6.14% due 11/25/2041(2)(3)(5)	1,850,000	1,855,540
Series 2022-HQA3, Class M1A
6.64% due 8/25/2042(2)(3)(5)	921,411	936,912
Series 2024-DNA3, Class M2
5.79% due 10/25/2044(2)(3)(5)	1,820,000	1,819,518
Series 2025-DNA1, Class M2
5.69% due 1/25/2045(2)(3)(5)	1,284,000	1,267,827
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.08% due 11/10/2039(2)(3)(5)	1,727,000	1,799,707
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.969% due 11/18/2029(2)(3)(5)	760,000	760,000
Homeward Opportunities Fund Trust
Series 2025-RRTL1, Class A1
5.476% due 3/25/2040(2)(3)(5)	1,850,000	1,847,336
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(2)	1,000,000	895,889
Series 2019-LIC, Class B
2.914% due 10/14/2039(2)	640,000	567,281
MHC Commercial Mortgage Trust
Series 2021-MHC, Class F
7.034% due 4/15/2038(2)(3)(5)	240,000	238,744
NRM FHT1 Excess Owner LLC
Series 2025-FHT1, Class A
6.545% due 3/25/2032(2)(3)(5)	1,636,000	1,628,332
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.206% due 4/10/2043(2)(3)(5)	385,000	301,525
Saluda Grade Alternative Mortgage Trust
Series 2023-RTL3, Class A1
7.00% due 4/25/2029(2)(3)(5)	1,833,000	1,828,417
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524% due 2/25/2040(2)(3)(5)	730,000	730,601
Vontive Mortgage Trust
Series 2025-RTL1, Class A1
6.507% due 3/25/2030(2)(3)(5)	552,000	553,488
Wells Fargo Commercial Mortgage Trust
Series 2025-VTT, Class D
6.382% due 3/15/2038(2)(3)(5)	735,000	731,468

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2025-VTT, Class E
7.138% due 3/15/2038(2)(3)(5)		$459,000	$459,811

Total Non-Agency Mortgage-Backed Securities (Cost $45,430,335)			45,205,306

Senior Secured Loans — 9.7%
Auto Parts & Equipment — 0.2%
Clarios Global LP
2025 USD Term Loan B
0.00% due 1/28/2032(3)(6)		370,000	363,988

			363,988

Beverages — 0.2%
Celsius Holdings, Inc.
Term Loan
0.00% due 3/21/2032(3)(6)		371,000	371,464

			371,464

Chemicals — 0.3%
SCIH Salt Holdings, Inc.
2021 Incremental Term Loan B
7.28% (3 mo. USD Term SOFR + 3.00%) due 1/31/2029(3)		640,000	633,888

			633,888

Commercial Services — 0.6%
House of HR Group BV
2024 EUR Term Loan B
0.00% due 11/3/2029(3)(6)	EUR	500,000	528,712
Inspired FinCo Holdings Ltd.
2025 EUR Term Loan B6
5.401% (1 mo. EURIBOR + 3.25%) due 2/28/2031(3)	EUR	500,000	536,655

			1,065,367

Computers — 0.4%
Nielsen Consumer, Inc.
2025 USD Term Loan
0.00% due 3/6/2028(3)(6)		$370,000	368,335
Twitter, Inc.
Term Loan
0.00% due 10/26/2029(3)(6)		370,000	367,573

			735,908

Cosmetics & Personal Care — 0.2%
Journey Personal Care Corp.
2024 Term Loan B
0.00% due 3/1/2028(3)(6)		370,000	365,375

			365,375

Distribution/Wholesale — 0.7%
Barentz International BV
2024 USD Term Loan B2
0.00% due 3/3/2031(3)(6)		650,000	650,000
Gloves Buyer, Inc.
2025 Term Loan
0.00% due 1/17/2032(3)(6)		650,000	624,000

			1,274,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Diversified Financial Services — 0.7%
Aretec Group, Inc.
2024 1st Lien Term Loan B
0.00% due 8/9/2030(3)(6)	$640,000	$634,029
Mermaid Bidco, Inc.
2024 USD Term Loan B
0.00% due 7/3/2031(3)(6)	710,000	709,560

		1,343,589

Electronics — 0.4%
II-VI, Inc.
2024 1st Lien Term Loan B
6.322% (1 mo. USD Term SOFR + 2.00%) due 7/2/2029(3)	650,000	648,238

		648,238

Entertainment — 0.4%
CE Intermediate I LLC
2025 Term Loan B
0.00% due 3/25/2032(3)(6)	650,000	646,347

		646,347

Healthcare-Services — 1.3%
Dermatology Intermediate Holdings III, Inc.
2022 Term Loan B
0.00% due 3/30/2029(3)(6)	380,000	356,045
IQVIA, Inc.
2025 Repriced Term Loan B
6.049% (3 mo. USD Term SOFR + 1.75%) due 1/2/2031(3)	832,770	832,512
Lonza Group AG
USD Term Loan B
0.00% due 7/3/2028(3)(6)	670,000	615,107
Star Parent, Inc.
Term Loan B
0.00% due 9/27/2030(3)(6)	650,000	618,312

		2,421,976

Insurance — 0.4%
USI, Inc.
2024 Term Loan C
0.00% due 9/29/2030(3)(6)	650,000	642,869

		642,869

Internet — 0.9%
Getty Images, Inc.
2025 USD Term Loan B
11.25% due 2/21/2030	360,000	357,300
Hunter Holdco 3 Ltd.
USD Term Loan B
8.649% (3 mo. USD Term SOFR + 4.25%) due 8/19/2028(3)	660,000	631,950
Proofpoint, Inc.
2024 Term Loan
0.00% due 8/31/2028(3)(6)	575,000	572,711

		1,561,961

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Machinery-Diversified — 0.2%
Arcline FM Holdings LLC
2025 Term Loan
7.777% (3 mo. USD Term SOFR + 3.50%) due 6/24/2030	$349,467	$347,196

		347,196

Media — 0.4%
DirecTV Financing LLC
2024 Term Loan
0.00% due 8/2/2029(3)(6)	650,000	639,437

		639,437

Retail — 1.0%
1011778 BC Unlimited Liability Co.
2024 Term Loan B6
0.00% due 9/20/2030(3)(6)	650,000	642,804
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2
8.28% (3 mo. USD Term SOFR + 4.00%) due 1/29/2031(3)	668,312	605,939
White Cap Buyer LLC
2024 Term Loan B
3.25% due 10/19/2029	650,000	629,109

		1,877,852

Software — 1.1%
Clearwater Analytics LLC
2025 Term Loan B
6.529% (3 mo. USD Term SOFR + 3.25%) due 4/21/2032(3)	370,000	369,075
Darktrace PLC
1st Lien Term Loan
7.458% (3 mo. USD Term SOFR + 3.25%) due 10/9/2031(3)	360,000	355,950
Modena Buyer LLC
Term Loan
0.00% due 7/1/2031(3)(6)	650,000	628,602
Zuora, Inc.
Term Loan B
7.825% (1 mo. USD Term SOFR + 3.50%) due 2/14/2032(3)	640,000	630,400

		1,984,027

Transportation — 0.3%
First Student Bidco, Inc.
2024 Term Loan B2
0.00% due 7/21/2028(3)(6)	640,000	638,298

		638,298

Total Senior Secured Loans (Cost $17,791,846)		17,561,780

	Shares	Value

Exchange-Traded Funds — 4.3%
Franklin Senior Loan ETF	53,509	1,287,962

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Exchange-Traded Funds — (continued)
Janus Henderson Emerging Markets Debt Hard Currency ETF	126,392	$6,432,076

Total Exchange-Traded Funds (Cost $7,775,706)		7,720,038

	Principal Amount	Value

Repurchase Agreements — 7.2%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $13,024,057, due 4/1/2025(7)	$13,023,565	13,023,565

Total Repurchase Agreements (Cost $13,023,565)		13,023,565

Total Investments — 107.4% (Cost $194,817,594)		193,585,241

Liabilities in excess of other assets — (7.4)%		(13,276,292)

Total Net Assets — 100.0%		$180,308,949

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $110,751,273, representing 61.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(4)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$13,040,400	$13,284,113

Open futures contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	181	Long	$37,490,633	$37,498,110	$7,477
U.S. 5-Year Treasury Note	June 2025	385	Long	41,607,179	41,640,156	32,977
U.S. 10-Year Treasury Note	June 2025	17	Long	1,880,383	1,890,719	10,336
U.S. Long Bond	June 2025	30	Long	3,490,212	3,518,438	28,226

Total				$84,468,407	$84,547,423	$79,016

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Ultra 10-Year Treasury Note	June 2025	55	Short	$(6,290,838)	$(6,276,875)	$13,963
U.S. Ultra Bond	June 2025	3	Short	(98,089)	(366,750)	(268,661)

Total				$(6,388,927)	$(6,643,625)	$(254,698)

Legend:

ADR – American Depositary Receipt

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

PIK – Payment–In–Kind

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$741,130	$—	$—	$741,130
Agency Mortgage-Backed Securities	—	19,728,703	—	19,728,703
Asset-Backed Securities	—	37,735,165	—	37,735,165
Corporate Bonds & Notes	—	51,869,554	—	51,869,554
Non-Agency Mortgage-Backed Securities	—	45,205,306	—	45,205,306
Senior Secured Loans	—	17,561,780	—	17,561,780
Exchange-Traded Funds	7,720,038	—	—	7,720,038
Repurchase Agreements	—	13,023,565	—	13,023,565

Total	$8,461,168	$185,124,073	$—	$193,585,241

Other Financial Instruments
Futures Contracts
Assets	$92,979	$—	$—	$92,979
Liabilities	(268,661)	—	—	(268,661)

Total	$(175,682)	$—	$—	$(175,682)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 20.8%
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3
6.35% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	$462,000	$463,684
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
6.165% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	449,550
Benefit Street Partners CLO XXVIII Ltd.
Series 2022-28A, Class CR
6.193% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	1,000,068
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
6.305% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	796,800
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class CR2
6.293% (3 mo. USD Term SOFR + 2.00%) due 10/21/2037(1)(2)	3,000,000	2,996,571
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
5.812% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,199,400
Citizens Auto Receivables Trust
Series 2024-1, Class A3
5.11% due 4/17/2028(1)	1,100,000	1,107,443
CNH Equipment Trust
Series 2022-B, Class A4
3.91% due 3/15/2028	1,630,000	1,614,617
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2
4.50% due 5/20/2049(1)	900,000	866,439
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	1,015,875	933,539
Elmwood CLO 36 Ltd.
Series 2024-12RA, Class CR
6.405% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	999,264
Enterprise Fleet Financing LLC
Series 2024-3, Class A4
5.06% due 3/20/2031(1)	1,000,000	1,014,226
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	600,000	605,850
Generate CLO 10 Ltd.
Series 2022-10A, Class BR
5.916% (3 mo. USD Term SOFR + 1.60%) due 1/22/2038(1)(2)	1,200,000	1,191,119
Generate CLO 8 Ltd.
Series 8A, Class CR2
6.393% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	1,000,000	999,568

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
GMF Floorplan Owner Revolving Trust
Series 2024-1A, Class B
5.33% due 3/15/2029(1)	$942,000	$951,683
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91% due 4/20/2028(1)	1,000,000	1,004,481
Hyundai Auto Receivables Trust
Series 2024-B, Class B
5.04% due 9/16/2030	800,000	808,103
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
5.833% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,499,400
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(1)	450,000	452,193
Series 2025-1A, Class A4
4.87% due 7/15/2030(1)	450,000	454,954
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
6.112% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,299,740
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR3
5.99% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,100,000	1,096,700
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class CRR
5.972% (3 mo. USD Term SOFR + 1.65%) due 1/19/2033(1)(2)	1,250,000	1,250,000
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,500,000	1,520,767
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21% due 12/15/2028	1,050,000	1,062,294
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
7.714% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,088,670
Octagon Loan Funding Ltd.
Series 2014-1A, Class CRR
6.785% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	2,200,000	2,196,920
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR2
6.043% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	2,000,000	1,984,978
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	800,000	806,745

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
RR 36 Ltd.
Series 2024-36RA, Class A1R
5.592% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	$1,150,000	$1,144,193
Santander Drive Auto Receivables Trust
Series 2023-4, Class B
5.77% due 12/15/2028	735,000	743,899
Synchrony Card Funding LLC
Series 2022-A1, Class A
3.37% due 4/15/2028	1,190,000	1,189,425
TCW CLO Ltd.
Series 2021-1A, Class A1R1
5.711% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,651,262
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
6.043% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,719,073
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
5.735% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	798,800
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2
5.10% due 9/15/2054(1)	800,000	788,027
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	1,650,000	1,665,625
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(1)	520,000	521,886
Series 2024-3A, Class B
5.07% due 9/19/2039(1)	375,000	377,918
World Omni Select Auto Trust
Series 2024-A, Class B
5.18% due 6/17/2030	800,000	809,419

Total Asset-Backed Securities (Cost $45,122,263)		45,125,293

Corporate Bonds & Notes — 40.4%
Aerospace & Defense — 2.0%
Boeing Co.
6.528% due 5/1/2034	508,000	544,012
6.858% due 5/1/2054	495,000	537,991
Bombardier, Inc.
7.50% due 2/1/2029(1)	1,063,000	1,087,789
L3Harris Technologies, Inc.
5.35% due 6/1/2034	300,000	302,841
RTX Corp.
6.10% due 3/15/2034	700,000	750,659
6.40% due 3/15/2054	100,000	109,374
TransDigm, Inc.
4.625% due 1/15/2029	1,159,000	1,101,896

		4,434,562

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
6.05% due 3/5/2031	1,079,000	1,064,067

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — (continued)
General Motors Financial Co., Inc.
5.35% due 1/7/2030	$400,000	$399,272
5.55% due 7/15/2029	700,000	706,041
5.60% due 6/18/2031	200,000	200,140
Hyundai Capital America
6.375% due 4/8/2030(1)	818,000	858,049

		3,227,569

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.95% due 1/15/2042	400,000	376,620
Bacardi Ltd.
5.15% due 5/15/2038(1)	819,000	751,482

		1,128,102

Building Materials — 0.9%
CRH America Finance, Inc.
5.50% due 1/9/2035	500,000	506,200
Sisecam U.K. PLC
8.625% due 5/2/2032(1)	333,000	333,659
Standard Industries, Inc.
3.375% due 1/15/2031(1)	1,260,000	1,095,784

		1,935,643

Chemicals — 1.4%
Chemours Co.
5.75% due 11/15/2028(1)	573,000	529,647
International Flavors & Fragrances, Inc.
3.468% due 12/1/2050(1)	2,112,000	1,389,971
Nutrien Ltd.
5.40% due 6/21/2034	600,000	600,402
OCP SA
6.75% due 5/2/2034(1)	416,000	427,211

		2,947,231

Commercial Banks — 6.2%
Banco Mercantil del Norte SA, Reg S
6.625% (6.625% fixed rate until 1/24/2032 ; 10 yr. CMT rate + 5.03% thereafter) due 1/24/2032(2)	345,000	309,020
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	859,360
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	900,000	889,335
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.45% (8.45% fixed rate until 6/29/2033; 5 yr. CMT rate + 4.66% thereafter) due 6/29/2038(1)(2)	303,000	316,596

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Deutsche Bank AG
5.403% (5.403% fixed rate until 9/11/2034; 1 day USD SOFR + 2.05% thereafter) due 9/11/2035(2)	$1,765,000	$1,720,804
Goldman Sachs Group, Inc.
3.102% (3.102% fixed rate until 2/24/2032; 1 day USD SOFR + 1.41% thereafter) due 2/24/2033(2)	300,000	264,318
JPMorgan Chase & Co.
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	403,416
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(2)	1,292,000	1,320,140
M&T Bank Corp.
6.082% (6.082% fixed rate until 3/13/2031; 1 day USD SOFR + 2.26% thereafter) due 3/13/2032(2)	1,000,000	1,035,130
Morgan Stanley
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(2)	800,000	783,896
5.32% (5.32% fixed rate until 7/19/2034; 1 day USD SOFR + 1.56% thereafter) due 7/19/2035(2)	1,100,000	1,098,262
5.942% (5.492% fixed rate until 2/7/2034; 5 yr. CMT rate + 1.80% thereafter) due 2/7/2039(2)	1,087,000	1,096,305
UBS Group AG
4.375% (4.375% fixed rate until 2/10/2031; 5 yr. CMT rate + 3.31% thereafter) due 2/10/2031(1)(2)	1,263,000	1,086,508
5.699% (5.699% fixed rate until 2/8/2034; 1 yr. CMT rate + 1.77% thereafter) due 2/8/2035(1)(2)	1,075,000	1,102,391
Wells Fargo & Co.
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	1,217,000	1,091,284

		13,376,765

Commercial Services — 0.5%
Ashtead Capital, Inc.
5.80% due 4/15/2034(1)	1,066,000	1,073,185

		1,073,185

Computers — 0.4%
Booz Allen Hamilton, Inc.
5.95% due 4/15/2035	770,000	765,750

		765,750

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Cosmetics & Personal Care — 0.2%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	$500,000	$459,815

		459,815

Diversified Financial Services — 3.4%
Capital One Financial Corp.
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	1,381,000	1,409,449
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	531,790
Series K
5.00% (5.00% fixed rate until 6/1/2027; 5 yr. CMT rate + 3.26% thereafter) due 6/1/2027(2)	718,000	710,260
Discover Financial Services
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(2)	1,216,000	1,387,699
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	400,000	410,644
LPL Holdings, Inc.
4.375% due 5/15/2031(1)	1,505,000	1,432,263
Muthoot Finance Ltd.
7.125% due 2/14/2028(1)	255,000	258,116
OneMain Finance Corp.
7.875% due 3/15/2030	700,000	725,641
Shriram Finance Ltd.
6.15% due 4/3/2028(1)	514,000	509,708

		7,375,570

Electric — 1.6%
DTE Energy Co.
5.85% due 6/1/2034	700,000	723,282
Engie Energia Chile SA, Reg S
3.40% due 1/28/2030	294,000	267,211
NextEra Energy Capital Holdings, Inc.
5.45% due 3/15/2035	500,000	504,475
Saavi Energia SARL
8.875% due 2/10/2035(1)	554,000	560,088
Xcel Energy, Inc.
5.50% due 3/15/2034	900,000	903,285
XPLR Infrastructure Operating Partners LP
7.25% due 1/15/2029(1)	552,000	544,101

		3,502,442

Electronics — 0.1%
Honeywell International, Inc.
5.25% due 3/1/2054	300,000	285,042

		285,042

Environmental Control — 0.1%
Waste Management, Inc.
4.95% due 7/3/2027	200,000	202,990

		202,990

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — 1.1%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% due 4/1/2033	$200,000	$203,402
Kroger Co.
5.50% due 9/15/2054	300,000	283,092
Performance Food Group, Inc.
6.125% due 9/15/2032(1)	537,000	534,825
Post Holdings, Inc.
4.625% due 4/15/2030(1)	578,000	539,708
6.25% due 10/15/2034(1)	762,000	750,250

		2,311,277

Gas — 0.3%
APA Infrastructure Ltd.
5.125% due 9/16/2034(1)	663,000	645,967

		645,967

Hand & Machine Tools — 0.7%
Regal Rexnord Corp.
6.40% due 4/15/2033	1,463,000	1,517,628

		1,517,628

Healthcare-Services — 0.8%
Elevance Health, Inc.
4.75% due 2/15/2033	600,000	587,052
5.125% due 2/15/2053	100,000	89,702
UnitedHealth Group, Inc.
4.80% due 1/15/2030	400,000	404,492
5.15% due 7/15/2034	600,000	603,684

		1,684,930

Insurance — 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875% due 11/1/2029(1)	783,000	754,193
Aon North America, Inc.
5.45% due 3/1/2034	500,000	508,940
Brown & Brown, Inc.
5.65% due 6/11/2034	1,075,000	1,092,469
Corebridge Financial, Inc.
5.75% due 1/15/2034	1,064,000	1,090,855
Fairfax Financial Holdings Ltd.
6.00% due 12/7/2033	1,268,000	1,316,831
HUB International Ltd.
5.625% due 12/1/2029(1)	782,000	755,733
MetLife, Inc.
Series G
6.35% (6.35% fixed rate until 3/15/2035; 5 yr. CMT rate + 2.08% thereafter) due 3/15/2055(2)	485,000	486,857
Sammons Financial Group, Inc.
6.875% due 4/15/2034(1)	1,422,000	1,513,890

		7,519,768

Leisure Time — 0.3%
VOC Escrow Ltd.
5.00% due 2/15/2028(1)	700,000	682,094

		682,094

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 8/15/2030(1)	$846,000	$770,317
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90% due 6/1/2052	820,000	530,220
5.25% due 4/1/2053	100,000	80,663
6.10% due 6/1/2029	700,000	723,114
Virgin Media Finance PLC
5.00% due 7/15/2030(1)	886,000	755,226

		2,859,540

Mining — 2.4%
Anglo American Capital PLC
2.875% due 3/17/2031(1)	249,000	221,326
4.75% due 3/16/2052(1)	222,000	186,440
5.50% due 5/2/2033(1)	727,000	731,253
Eldorado Gold Corp.
6.25% due 9/1/2029(1)	125,000	123,329
IAMGOLD Corp.
5.75% due 10/15/2028(1)	1,102,000	1,077,370
Northern Star Resources Ltd.
6.125% due 4/11/2033(1)	1,045,000	1,082,589
Novelis Corp.
3.875% due 8/15/2031(1)	1,264,000	1,098,150
Rio Tinto Finance USA PLC
5.25% due 3/14/2035	660,000	665,564

		5,186,021

Oil & Gas — 2.7%
Azule Energy Finance PLC
8.125% due 1/23/2030(1)	420,000	419,950
BP Capital Markets PLC
6.45% (6.45% fixed rate until 12/1/2033; 5 yr. CMT rate + 2.15% thereafter) due 12/1/2033(2)	732,000	749,260
Cenovus Energy, Inc.
2.65% due 1/15/2032	600,000	506,598
Ecopetrol SA
8.375% due 1/19/2036	264,000	257,168
Eni SpA
5.50% due 5/15/2034(1)	758,000	764,034
Occidental Petroleum Corp.
5.55% due 10/1/2034	1,085,000	1,061,412
Petroleos Mexicanos
5.95% due 1/28/2031	202,000	171,712
Raizen Fuels Finance SA
5.70% due 1/17/2035(1)	441,000	419,660
Santos Finance Ltd.
6.875% due 9/19/2033(1)	997,000	1,072,453
SierraCol Energy Andina LLC
6.00% due 6/15/2028(1)	385,000	359,355

		5,781,602

Packaging & Containers — 0.1%
Packaging Corp. of America
5.70% due 12/1/2033	300,000	309,009

		309,009

Pharmaceuticals — 0.5%
AstraZeneca PLC
6.45% due 9/15/2037	400,000	447,172

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
Becton Dickinson & Co.
4.298% due 8/22/2032	$200,000	$191,232
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 4/30/2028(1)	573,000	535,543

		1,173,947

Pipelines — 2.3%
Cheniere Energy Partners LP
5.95% due 6/30/2033	500,000	513,695
DCP Midstream Operating LP
3.25% due 2/15/2032	1,649,000	1,438,967
Energy Transfer LP
5.70% due 4/1/2035	400,000	402,860
6.20% due 4/1/2055	300,000	297,621
MPLX LP
5.50% due 6/1/2034	100,000	99,658
ONEOK, Inc.
5.05% due 11/1/2034	300,000	289,875
Plains All American Pipeline LP/PAA Finance Corp.
5.70% due 9/15/2034	734,000	741,303
Targa Resources Corp.
5.50% due 2/15/2035	400,000	397,548
Venture Global Calcasieu Pass LLC
6.25% due 1/15/2030(1)	538,000	545,091
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	292,743

		5,019,361

Real Estate — 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75% due 1/15/2029(1)	658,000	537,323

		537,323

Real Estate Investment Trusts — 2.3%
AvalonBay Communities, Inc.
5.35% due 6/1/2034	300,000	304,143
Boston Properties LP
5.75% due 1/15/2035	1,105,000	1,093,055
6.50% due 1/15/2034	519,000	546,289
Brixmor Operating Partnership LP
4.125% due 5/15/2029	600,000	582,234
SBA Communications Corp.
3.125% due 2/1/2029	800,000	729,664
Store Capital LLC
2.70% due 12/1/2031	1,301,000	1,100,854
4.625% due 3/15/2029	554,000	541,247

		4,897,486

Retail — 0.9%
Home Depot, Inc.
4.95% due 6/25/2034	400,000	401,016
O’Reilly Automotive, Inc.
5.00% due 8/19/2034	500,000	491,520
Patrick Industries, Inc.
4.75% due 5/1/2029(1)	1,144,000	1,073,907

		1,966,443

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — 0.3%
Broadcom, Inc.
3.137% due 11/15/2035(1)	$658,000	$545,535

		545,535

Software — 0.3%
Fiserv, Inc.
5.625% due 8/21/2033	600,000	617,562

		617,562

Telecommunications — 1.0%
Rogers Communications, Inc.
3.80% due 3/15/2032	1,196,000	1,084,461
5.30% due 2/15/2034	300,000	294,498
T-Mobile USA, Inc.
2.70% due 3/15/2032	1,011,000	874,384

		2,253,343

Trucking & Leasing — 0.5%
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	1,073,000	1,076,702

		1,076,702

Water — 0.1%
Aegea Finance SARL
9.00% due 1/20/2031(1)	261,000	273,773

		273,773

Total Corporate Bonds & Notes (Cost $88,151,945)		87,573,977

Non-Agency Mortgage-Backed Securities — 8.7%
BANK
Series 2019-BN24, Class AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,289,202
Series 2022-BNK43, Class B
5.152% due 8/15/2055(2)(3)	500,000	476,327
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057(2)(3)	300,000	307,269
Benchmark Mortgage Trust
Series 2024-V11, Class AM
6.201% due 11/15/2057(2)(3)	1,000,000	1,033,291
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	855,000	887,584
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	360,000	363,598
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	950,000	1,012,081
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A
2.843% due 3/9/2044(1)	1,000,000	903,774
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	1,200,000	1,109,788
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,087,047
Fashion Show Mall LLC
Series 2024-SHOW, Class B
5.262% due 10/10/2041(1)(2)(3)	800,000	805,821

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Freddie Mac STACR REMIC Trust
Series 2022-HQA3, Class M1A
6.64% due 8/25/2042(1)(2)(3)		$1,016,729	$1,033,834
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS
2.88% due 2/15/2053		750,000	670,688
Series 2021-L6, Class AS
2.749% due 6/15/2054(2)(3)		1,700,000	1,442,602
New Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1
5.566% due 5/25/2065(1)(2)(3)		399,389	399,505
OBX Trust
Series 2025-NQM4, Class A1
5.40% due 2/25/2055(1)(2)(3)		928,875	923,055
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)		1,800,000	1,547,725
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)		1,250,000	1,211,155
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058% due 8/17/2036(1)(2)(3)		2,000,000	1,936,343
Series 2021-SAVE, Class A
5.685% due 2/15/2040(1)(2)(3)		411,093	409,124

Total Non-Agency Mortgage-Backed Securities (Cost $19,670,996)			18,849,813

Foreign Government — 1.6%
Angola Government International Bonds, Reg S
8.00% due 11/26/2029	USD	457,000	405,373
Dominican Republic International Bonds
4.875% due 9/23/2032(1)	USD	279,000	253,736
Egypt Government International Bonds, Reg S
7.30% due 9/30/2033	USD	510,000	420,332
Ivory Coast Government International Bonds
7.625% due 1/30/2033(1)	USD	562,000	546,337
Nigeria Government International Bonds, Reg S
7.375% due 9/28/2033	USD	591,000	497,575
Republic of South Africa Government International Bonds, Reg S
7.10% due 11/19/2036	USD	430,000	417,620
Serbia International Bonds
6.00% due 6/12/2034(1)	USD	451,000	446,846
Turkiye Government International Bonds
5.875% due 5/21/2030	EUR	288,000	318,303
7.625% due 5/15/2034	USD	218,000	219,733

Total Foreign Government (Cost $3,626,850)			3,525,855

U.S. Government Securities — 26.7%
U.S. Treasury Bonds
4.50% due 11/15/2054		12,771,000	12,583,426
4.625% due 11/15/2044		26,489,000	26,526,250
U.S. Treasury Notes
4.125% due 1/31/2027		7,399,000	7,424,145
4.25% due 1/31/2030		11,274,000	11,419,329

Total U.S. Government Securities (Cost $57,781,262)			57,953,150

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $2,032,732, due 4/1/2025(4)	$2,032,655	$2,032,655

Total Repurchase Agreements (Cost $2,032,655)		2,032,655

Total Investments — 99.1% (Cost $216,385,971)		215,060,743

Assets in excess of other liabilities — 0.9%		2,033,901

Total Net Assets — 100.0%		$217,094,644

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $83,021,263, representing 38.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$2,035,300	$2,073,356

Open foreign currency contracts at March 31, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch International	4/16/2025	344,504	USD	318,000	EUR	$ 394	$—

Open futures contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	138	Long	$28,558,320	$28,589,719	$31,399

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	June 2025	12	Short	$(1,100,044)	$(1,369,500)	$(269,456)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$45,125,293	$—	$45,125,293
Corporate Bonds & Notes	—	87,573,977	—	87,573,977
Non-Agency Mortgage-Backed Securities	—	18,849,813	—	18,849,813
Foreign Government	—	3,525,855	—	3,525,855
U.S. Government Securities	—	57,953,150	—	57,953,150
Repurchase Agreements	—	2,032,655	—	2,032,655

Total	$—	$215,060,743	$—	$215,060,743

Other Financial Instruments
Foreign Currency Contracts
Assets	$—	$394	$—	$394
Futures Contracts
Assets	31,399	—	—	31,399
Liabilities	(269,456)	—	—	(269,456)

Total	$(238,057)	$394	$—	$(237,663)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 53.8%
Fannie Mae ACES
Series 2018-M2, Class A2
2.906% due 1/25/2028(1)(2)	$1,422,178	$1,377,052
Series 2019-M4, Class A2
3.61% due 2/25/2031	6,992,601	6,702,545
Series 2021-M4, Class A2
1.462% due 2/25/2031(1)(2)	1,000,000	850,211
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,504,918	1,392,427
3.00% due 4/1/2052	2,589,712	2,250,160
3.50% due 11/1/2052	2,889,471	2,610,428
4.00% due 4/1/2052	1,564,295	1,461,311
4.00% due 10/1/2052	2,520,103	2,351,741
4.50% due 2/1/2053	1,458,278	1,397,562
5.00% due 12/1/2052	3,423,692	3,376,737
5.00% due 11/1/2054	1,528,682	1,499,611
5.50% due 6/1/2053	1,469,885	1,472,693
5.50% due 9/1/2053	1,694,941	1,708,067
5.50% due 1/1/2055	1,423,151	1,421,847
6.00% due 8/1/2053	1,309,600	1,334,938
6.00% due 10/1/2053	1,571,547	1,598,561
6.00% due 3/1/2054	1,892,389	1,934,617
Federal National Mortgage Association
2.00% due 6/1/2037	1,677,093	1,516,021
2.50% due 4/1/2052	1,784,661	1,488,893
2.50% due 5/1/2052	1,732,631	1,444,948
2.50% due 7/1/2052	6,994,222	5,829,491
3.00% due 11/1/2037	952,888	902,045
3.00% due 3/1/2052	678,221	589,296
3.00% due 4/1/2052	874,134	759,955
3.00% due 11/1/2052	4,142,982	3,596,879
3.50% due 10/1/2052	1,584,428	1,431,539
3.50% due 11/1/2052	3,123,142	2,821,291
4.00% due 10/1/2052	1,896,349	1,769,658
4.50% due 9/1/2052	950,326	911,200
4.50% due 2/1/2053	1,443,486	1,383,386
4.50% due 10/1/2054	1,569,984	1,503,174
4.50% due 1/1/2055	1,533,689	1,467,190
5.00% due 2/1/2053	1,479,609	1,455,128
6.00% due 9/1/2053	1,255,896	1,278,263
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K078, Class A2
3.854% due 6/25/2028	600,000	592,546
Series K082, Class A2
3.92% due 9/25/2028(1)(2)	585,000	578,166
Series K102, Class A2
2.537% due 10/25/2029	3,510,000	3,256,522
Series K104, Class A2
2.253% due 1/25/2030	1,950,000	1,779,165
Series K123, Class A2
1.621% due 12/25/2030	465,000	400,760
Series K124, Class A2
1.658% due 12/25/2030	1,900,000	1,637,928
Government National Mortgage Association
5.50% due 2/20/2039	1,456,246	1,481,204
Uniform Mortgage-Backed Security
5.00% due 5/1/2039(3)	769,000	772,345
5.00% due 4/1/2040(3)	1,181,000	1,187,165
5.50% due 5/1/2039(3)	1,033,000	1,048,753
5.50% due 4/1/2040(3)	2,867,000	2,912,499
6.00% due 5/1/2039(3)	833,000	855,158

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
6.00% due 4/1/2040(3)	$1,667,000	$1,713,443

Total Agency Mortgage-Backed Securities (Cost $84,263,096)		83,104,519

Asset-Backed Securities — 12.2%
AIMCO CLO 11 Ltd.
Series 2020-11A, Class A2R2
5.803% (3 mo. USD Term SOFR + 1.50%) due 7/17/2037(2)(4)	1,000,000	999,900
Ally Auto Receivables Trust
Series 2023-1, Class A4
5.27% due 11/15/2028	1,000,000	1,015,527
Barings CLO Ltd.
Series 2020-1A, Class A1R2
5.562% (3 mo. USD Term SOFR + 1.26%) due 1/15/2038(2)(4)	1,100,000	1,097,800
Birch Grove CLO 8 Ltd.
Series 2024-8A, Class A1
5.923% (3 mo. USD Term SOFR + 1.63%) due 4/20/2037(2)(4)	1,000,000	1,003,200
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
6.305% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(2)(4)	600,000	597,600
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
5.812% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(2)(4)	1,200,000	1,199,400
DLLMT LLC
Series 2024-1A, Class A3
4.84% due 8/21/2028(4)	800,000	804,707
Ford Credit Auto Owner Trust
Series 2022-B, Class A4
3.93% due 8/15/2027	750,000	745,675
GM Financial Consumer Automobile Receivables Trust
Series 2024-4, Class A3
4.40% due 8/16/2029	1,000,000	1,001,441
Golden Credit Card Trust
Series 2022-4A, Class A
4.31% due 9/15/2027(4)	525,000	524,242
Honda Auto Receivables Owner Trust
Series 2024-4, Class A3
4.33% due 5/15/2029	1,000,000	999,494
Hyundai Auto Receivables Trust
Series 2024-C, Class A3
4.41% due 5/15/2029	1,000,000	1,000,929
KKR CLO 38 Ltd.
Series 38A, Class A1
5.622% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(2)(4)	1,250,000	1,247,750
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(4)	405,000	406,974
Series 2025-1A, Class A4
4.87% due 7/15/2030(4)	405,000	409,458

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(4)	$700,000	$709,691
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A3
4.34% due 3/15/2029	1,000,000	1,000,248
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(4)	600,000	605,059
RR 36 Ltd.
Series 2024-36RA, Class A1R
5.592% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(4)	500,000	497,475
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3
4.62% due 11/15/2028	1,000,000	1,001,403
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3
4.40% due 6/15/2029	1,000,000	1,002,153
Voya CLO Ltd.
Series 2019-1A, Class A2RR
6.049% (3 mo. USD Term SOFR + 1.60%) due 10/15/2037(2)(4)	1,000,000	999,679

Total Asset-Backed Securities (Cost $18,820,932)		18,869,805

Corporate Bonds & Notes — 2.1%
Commercial Banks — 0.8%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	400,000	395,260
JPMorgan Chase & Co.
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	400,000	403,604
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	400,000	405,408

		1,204,272

Diversified Financial Services — 0.3%
American Express Co.
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(2)	400,000	407,812

		407,812

Insurance — 0.5%
New York Life Global Funding
4.55% due 1/28/2033(4)	800,000	775,424

		775,424

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — 0.5%
Johnson & Johnson
5.00% due 3/1/2035	$750,000	$763,335

		763,335

Total Corporate Bonds & Notes (Cost $3,122,251)		3,150,843

Non-Agency Mortgage-Backed Securities — 1.1%
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(4)	500,000	462,412
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(4)	600,000	515,908
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4
2.942% due 10/15/2049	418,000	406,299
Series 2021-SAVE, Class A
5.685% due 2/15/2040(1)(2)(4)	221,358	220,298

Total Non-Agency Mortgage-Backed Securities (Cost $1,584,415)		1,604,917

U.S. Government Securities — 33.0%
U.S. Treasury Notes
3.875% due 8/15/2034	2,500,000	2,436,719
4.00% due 2/28/2030	4,940,000	4,951,578
4.125% due 1/31/2027	19,097,000	19,161,900
4.125% due 2/28/2027	1,000,000	1,003,789
4.25% due 1/31/2030	12,972,000	13,139,217
4.25% due 11/15/2034	8,678,000	8,705,119
4.875% due 10/31/2030	1,527,000	1,592,733

Total U.S. Government Securities (Cost $50,501,199)		50,991,055

U.S. Treasury Bills — 2.6%
U.S. Treasury Bills
4.303% due 5/1/2025(5)	4,000,000	3,985,902

Total U.S. Treasury Bills (Cost $3,985,945)		3,985,902

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $663,711, due 4/1/2025(6)	663,686	663,686

Total Repurchase Agreements (Cost $663,686)		663,686

Total Investments — 105.2% (Cost $162,941,524)		162,370,727

Liabilities in excess of other assets — (5.2)%		(8,010,962)

Total Net Assets — 100.0%		$154,359,765

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $13,076,977, representing 8.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

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(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$664,600	$677,078

Open futures contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2025	42	Long	$8,867,950	$8,701,219	$(166,731)
U.S. 5-Year Treasury Note	June 2025	18	Long	1,952,739	1,946,813	(5,926)

Total				$10,820,689	$10,648,032	$(172,657)

Legend:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

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GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$83,104,519	$—	$83,104,519
Asset-Backed Securities	—	18,869,805	—	18,869,805
Corporate Bonds & Notes	—	3,150,843	—	3,150,843
Non-Agency Mortgage-Backed Securities	—	1,604,917	—	1,604,917
U.S. Government Securities	—	50,991,055	—	50,991,055
U.S. Treasury Bills	—	3,985,902	—	3,985,902
Repurchase Agreements	—	663,686	—	663,686

Total	$—	$162,370,727	$—	$162,370,727

Other Financial Instruments
Futures Contracts
Liabilities	$(172,657)	$—	$—	$(172,657)

Total	$(172,657)	$—	$—	$(172,657)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 1.5%
Boeing Co.(1)	566	$96,531
General Dynamics Corp.	1,831	499,094
General Electric Co.	5,190	1,038,779
Howmet Aerospace, Inc.	5,703	739,850
Standardaero, Inc.(1)	5,741	152,940

		2,527,194

Automobile Components — 0.5%
Aptiv PLC(1)	14,729	876,376

		876,376

Automobiles — 0.9%
Tesla, Inc.(1)	5,622	1,456,998

		1,456,998

Banks — 3.9%
First Interstate BancSystem, Inc., Class A	6,886	197,284
JPMorgan Chase & Co.	13,404	3,288,001
Pacific Premier Bancorp, Inc.	6,258	133,421
PNC Financial Services Group, Inc.	6,019	1,057,960
Popular, Inc.	4,845	447,533
United Community Banks, Inc.	6,587	185,292
Wells Fargo & Co.	16,141	1,158,762

		6,468,253

Beverages — 1.3%
Coca-Cola Europacific Partners PLC	8,217	715,125
Constellation Brands, Inc., Class A	1,367	250,872
PepsiCo, Inc.	7,939	1,190,374

		2,156,371

Biotechnology — 2.5%
AbbVie, Inc.	12,833	2,688,770
Vertex Pharmaceuticals, Inc.(1)	3,014	1,461,248

		4,150,018

Broadline Retail — 4.5%
Amazon.com, Inc.(1)	39,213	7,460,665

		7,460,665

Building Products — 0.7%
Builders FirstSource, Inc.(1)	4,430	553,484
Trane Technologies PLC	1,943	654,636

		1,208,120

Capital Markets — 3.2%
Blue Owl Capital, Inc.	10,433	209,077
Charles Schwab Corp.	8,462	662,405
CME Group, Inc.	3,324	881,824
KKR & Co., Inc.	8,393	970,315
Moody’s Corp.	1,718	800,055
Morgan Stanley	8,493	990,878
Northern Trust Corp.	2,718	268,131
Raymond James Financial, Inc.	2,292	318,382
TPG, Inc.	5,702	270,446

		5,371,513

Chemicals — 1.7%
Air Products & Chemicals, Inc.	1,297	382,511
Corteva, Inc.	7,119	447,999
DuPont de Nemours, Inc.	3,593	268,325
Eastman Chemical Co.	3,392	298,869
Element Solutions, Inc.	14,443	326,556

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
Linde PLC	1,581	$736,177
Sherwin-Williams Co.	1,126	393,188

		2,853,625

Commercial Services & Supplies — 0.3%
GFL Environmental, Inc.	11,679	564,213

		564,213

Communications Equipment — 0.4%
Motorola Solutions, Inc.	1,403	614,247

		614,247

Construction & Engineering — 0.2%
API Group Corp.(1)	11,249	402,264

		402,264

Construction Materials — 0.5%
CRH PLC	9,455	831,756

		831,756

Consumer Finance — 0.5%
American Express Co.	2,821	758,990

		758,990

Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.(1)	13,906	1,586,675
U.S. Foods Holding Corp.(1)	6,068	397,211

		1,983,886

Containers & Packaging — 0.2%
Smurfit WestRock PLC	7,382	332,633

		332,633

Distributors — 0.3%
LKQ Corp.	12,896	548,596

		548,596

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	1,774	225,369
Grand Canyon Education, Inc.(1)	1,764	305,207

		530,576

Diversified REITs — 0.1%
WP Carey, Inc.	3,234	204,098

		204,098

Electric Utilities — 2.1%
Constellation Energy Corp.	2,177	438,949
Duke Energy Corp.	4,364	532,277
Evergy, Inc.	3,135	216,158
Exelon Corp.	6,529	300,856
NextEra Energy, Inc.	9,368	664,098
PG&E Corp.	54,449	935,434
Xcel Energy, Inc.	6,084	430,686

		3,518,458

Electrical Equipment — 1.8%
AMETEK, Inc.	4,061	699,061
Eaton Corp. PLC	3,851	1,046,817
Emerson Electric Co.	6,968	763,971
GE Vernova, Inc.	1,121	342,219
Regal Rexnord Corp.	1,994	227,017

		3,079,085

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	11,541	$756,974
CDW Corp.	10,210	1,636,255
Insight Enterprises, Inc.(1)	6,803	1,020,382
TE Connectivity PLC	2,396	338,603

		3,752,214

Energy Equipment & Services — 0.2%
Flowco Holdings, Inc., Class A(1)	43	1,103
TechnipFMC PLC	12,109	383,734

		384,837

Entertainment — 1.7%
Electronic Arts, Inc.	1,505	217,503
Spotify Technology SA(1)	2,387	1,312,922
Take-Two Interactive Software, Inc.(1)	1,890	391,702
Walt Disney Co.	9,632	950,678

		2,872,805

Financial Services — 3.1%
Corebridge Financial, Inc.	14,344	452,840
Fidelity National Information Services, Inc.	5,498	410,591
Fiserv, Inc.(1)	3,080	680,156
Flywire Corp.(1)	5,831	55,394
Visa, Inc., Class A	9,198	3,223,531
Voya Financial, Inc.	4,881	330,737

		5,153,249

Food Products — 0.5%
Mondelez International, Inc., Class A	12,566	852,603

		852,603

Ground Transportation — 0.4%
JB Hunt Transport Services, Inc.	2,184	323,123
Saia, Inc.(1)	876	306,100

		629,223

Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	5,605	1,283,881
Boston Scientific Corp.(1)	12,265	1,237,293
Dexcom, Inc.(1)	3,761	256,839
Medtronic PLC	18,200	1,635,452
STERIS PLC	3,371	764,037

		5,177,502

Health Care Providers & Services — 1.8%
Cigna Group	4,820	1,585,780
Humana, Inc.	1,209	319,902
McKesson Corp.	1,664	1,119,855

		3,025,537

Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	3,454	800,050

		800,050

Hotels, Restaurants & Leisure — 2.4%
Aramark	22,724	784,432
Booking Holdings, Inc.	305	1,405,108
DraftKings, Inc., Class A(1)	5,163	171,463
Hilton Worldwide Holdings, Inc.	3,129	712,004
International Game Technology PLC	7,726	125,625
Starbucks Corp.	6,781	665,148

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Viking Holdings Ltd.(1)	2,268	$90,153

		3,953,933

Household Durables — 0.3%
Mohawk Industries, Inc.(1)	2,987	341,056
Newell Brands, Inc.	17,997	111,581

		452,637

Household Products — 0.8%
Colgate-Palmolive Co.	6,744	631,913
Procter & Gamble Co.	3,713	632,769

		1,264,682

Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	12,838	502,608

		502,608

Insurance — 3.9%
American International Group, Inc.	7,972	693,086
Aon PLC, Class A	4,164	1,661,811
Arthur J Gallagher & Co.	3,351	1,156,899
Assurant, Inc.	1,486	311,689
Axis Capital Holdings Ltd.	1,763	176,723
Chubb Ltd.	4,270	1,289,497
Principal Financial Group, Inc.	4,117	347,351
Selective Insurance Group, Inc.	1,719	157,357
Willis Towers Watson PLC	1,980	669,141

		6,463,554

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	30,453	4,709,252
Meta Platforms, Inc., Class A	7,878	4,540,564

		9,249,816

IT Services — 0.9%
Accenture PLC, Class A	812	253,376
EPAM Systems, Inc.(1)	2,365	399,307
MongoDB, Inc.(1)	1,693	296,952
Okta, Inc.(1)	5,155	542,409

		1,492,044

Leisure Products — 0.2%
Brunswick Corp.	2,013	108,400
Hasbro, Inc.	3,184	195,784

		304,184

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	8,407	492,903
Waters Corp.(1)	3,581	1,319,849

		1,812,752

Machinery — 1.6%
Crane Co.	2,567	393,213
Deere & Co.	1,324	621,419
Nordson Corp.	3,231	651,757
Pentair PLC	4,085	357,356
Westinghouse Air Brake Technologies Corp.	3,714	673,534

		2,697,279

Media — 0.5%
Comcast Corp., Class A	14,834	547,375
Omnicom Group, Inc.	2,800	232,148

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — (continued)
Thryv Holdings, Inc.(1)	9,172	$117,493

		897,016

Multi-Utilities — 0.3%
Sempra	6,277	447,927

		447,927

Office REITs — 0.2%
Highwoods Properties, Inc.	8,740	259,054

		259,054

Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	4,616	1,068,142
ConocoPhillips	11,862	1,245,747
Expand Energy Corp.	3,166	352,439
Exxon Mobil Corp.	14,247	1,694,396
Hess Corp.	6,377	1,018,598
Permian Resources Corp.	19,110	264,674
Phillips 66	1,837	226,833
Valero Energy Corp.	1,628	215,010

		6,085,839

Personal Care Products — 0.5%
e.l.f. Beauty, Inc.(1)	2,553	160,303
Kenvue, Inc.	31,020	743,859

		904,162

Pharmaceuticals — 3.2%
Eli Lilly & Co.	1,159	957,230
Johnson & Johnson	16,999	2,819,114
Pfizer, Inc.	63,298	1,603,971

		5,380,315

Professional Services — 3.7%
Equifax, Inc.	1,532	373,134
Jacobs Solutions, Inc.	2,068	250,001
Leidos Holdings, Inc.	3,942	531,933
TransUnion	28,328	2,350,941
TriNet Group, Inc.	25,618	2,029,970
Verisk Analytics, Inc.	2,024	602,383

		6,138,362

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(1)	494	122,468

		122,468

Residential REITs — 0.2%
Sun Communities, Inc.	2,419	311,180

		311,180

Retail REITs — 0.5%
Federal Realty Investment Trust	6,393	625,363
NNN REIT, Inc.	4,995	213,037

		838,400

Semiconductors & Semiconductor Equipment — 7.9%
Analog Devices, Inc.	5,651	1,139,637
Applied Materials, Inc.	6,591	956,486
Lam Research Corp.	18,682	1,358,181
MACOM Technology Solutions Holdings, Inc.(1)	817	82,011
Marvell Technology, Inc.	24,964	1,537,034
Monolithic Power Systems, Inc.	745	432,085
NVIDIA Corp.	58,217	6,309,559
NXP Semiconductors NV	3,682	699,801

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Onto Innovation, Inc.(1)	1,610	$195,357
QUALCOMM, Inc.	3,279	503,687

		13,213,838

Software — 10.8%
Atlassian Corp., Class A(1)	5,336	1,132,353
Cadence Design Systems, Inc.(1)	6,422	1,633,307
Check Point Software Technologies Ltd.(1)	838	190,997
Elastic NV(1)	3,939	350,965
Guidewire Software, Inc.(1)	3,907	732,015
HubSpot, Inc.(1)	872	498,165
Microsoft Corp.	26,589	9,981,245
nCino, Inc.(1)	5,434	149,272
Pegasystems, Inc. (United States)	4,661	324,033
Roper Technologies, Inc.	755	445,133
Salesforce, Inc.	6,929	1,859,466
SentinelOne, Inc., Class A(1)	15,431	280,536
Tyler Technologies, Inc.(1)	770	447,670

		18,025,157

Specialized REITs — 0.5%
Extra Space Storage, Inc.	2,048	304,108
SBA Communications Corp.	2,103	462,681

		766,789

Specialty Retail — 1.6%
Home Depot, Inc.	5,504	2,017,161
Ross Stores, Inc.	5,457	697,350

		2,714,511

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	25,253	5,609,449

		5,609,449

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	1,881	210,315
NIKE, Inc., Class B	6,136	389,513
VF Corp.	7,506	116,493

		716,321

Tobacco — 0.7%
Philip Morris International, Inc.	6,917	1,097,935

		1,097,935

Trading Companies & Distributors — 0.4%
Ferguson Enterprises, Inc.	1,772	283,928
WW Grainger, Inc.	345	340,801

		624,729

Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.	8,579	2,288,105

		2,288,105

Total Common Stocks (Cost $131,982,669)		165,181,001

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $1,332,841, due 4/1/2025(2)	$1,332,790	$1,332,790

Total Repurchase Agreements (Cost $1,332,790)		1,332,790

Total Investments — 100.0% (Cost $133,315,459)		166,513,791

Liabilities in excess of other assets — (0.0)%		(73,655)

Total Net Assets — 100.0%		$166,440,136

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$1,334,600	$1,359,631

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$165,181,001	$—	$—	$165,181,001
Repurchase Agreements	—	1,332,790	—	1,332,790

Total	$165,181,001	$1,332,790	$—	$166,513,791

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 64.5%
Aerospace & Defense — 0.9%
Boeing Co.(1)	4,085	$696,697
General Dynamics Corp.	680	185,354
Northrop Grumman Corp.	671	343,559
RTX Corp.	2,831	374,994
Standardaero, Inc.(1)	7,084	188,718

		1,789,322

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	6,492	664,781

		664,781

Automobile Components — 0.2%
Goodyear Tire & Rubber Co.(1)	11,655	107,692
Modine Manufacturing Co.(1)	3,088	237,004

		344,696

Automobiles — 0.4%
Tesla, Inc.(1)	3,376	874,924

		874,924

Banks — 2.3%
Bank of America Corp.	3,360	140,213
JPMorgan Chase & Co.	2,700	662,310
Wells Fargo & Co.	55,689	3,997,913

		4,800,436

Beverages — 0.2%
Coca-Cola Co.	5,305	379,944
Monster Beverage Corp.(1)	2,283	133,601

		513,545

Biotechnology — 1.4%
AbbVie, Inc.	3,135	656,845
Akero Therapeutics, Inc.(1)	766	31,008
Alnylam Pharmaceuticals, Inc.(1)	277	74,796
Ascendis Pharma AS, ADR(1)	413	64,370
Avidity Biosciences, Inc.(1)	2,340	69,077
Blueprint Medicines Corp.(1)	402	35,581
Cytokinetics, Inc.(1)	5,664	227,636
Gilead Sciences, Inc.	4,104	459,853
Merus NV(1)	1,153	48,530
Metsera, Inc.(1)	1,200	32,664
Newamsterdam Pharma Co. NV(1)	4,900	100,303
PTC Therapeutics, Inc.(1)	731	37,252
Revolution Medicines, Inc.(1)	1,989	70,331
Sarepta Therapeutics, Inc.(1)	461	29,421
Scholar Rock Holding Corp.(1)	1,253	40,284
Ultragenyx Pharmaceutical, Inc.(1)	1,178	42,655
United Therapeutics Corp.(1)	881	271,586
Vaxcyte, Inc.(1)	870	32,851
Vertex Pharmaceuticals, Inc.(1)	1,177	570,633

		2,895,676

Broadline Retail — 3.0%
Amazon.com, Inc.(1)	31,689	6,029,149

		6,029,149

Building Products — 0.3%
AZEK Co., Inc.(1)	7,525	367,897
Builders FirstSource, Inc.(1)	620	77,463
Fortune Brands Innovations, Inc.	1,106	67,333

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Building Products — (continued)
Johnson Controls International PLC	1,086	$87,000

		599,693

Capital Markets — 1.4%
Ares Management Corp., Class A	3,939	577,497
Intercontinental Exchange, Inc.	5,806	1,001,535
KKR & Co., Inc.	10,260	1,186,158

		2,765,190

Chemicals — 1.2%
Cabot Corp.	2,145	178,335
Celanese Corp.	3,421	194,210
FMC Corp.	5,910	249,343
Ingevity Corp.(1)	2,221	87,930
Linde PLC	2,545	1,185,054
PPG Industries, Inc.	5,538	605,580

		2,500,452

Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	4,926	970,914
Waste Connections, Inc.	1,804	352,123

		1,323,037

Construction & Engineering — 0.1%
Fluor Corp.(1)	7,176	257,044

		257,044

Construction Materials — 0.2%
James Hardie Industries PLC, ADR(1)	15,430	363,531

		363,531

Consumer Finance — 0.9%
American Express Co.	6,830	1,837,612

		1,837,612

Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	990	429,700
Costco Wholesale Corp.	585	553,281
Kroger Co.	8,301	561,895
Performance Food Group Co.(1)	1,873	147,274
U.S. Foods Holding Corp.(1)	17,560	1,149,477
Walmart, Inc.	8,087	709,958

		3,551,585

Distributors — 0.3%
Pool Corp.	1,695	539,603

		539,603

Electric Utilities — 1.1%
American Electric Power Co., Inc.	8,661	946,387
NextEra Energy, Inc.	4,293	304,331
PG&E Corp.	56,905	977,628

		2,228,346

Electrical Equipment — 0.2%
Vertiv Holdings Co., Class A	4,827	348,509

		348,509

Electronic Equipment, Instruments & Components — 0.7%
Coherent Corp.(1)	13,162	854,740
Flex Ltd.(1)	17,145	567,157

		1,421,897

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.8%
Netflix, Inc.(1)	1,595	$1,487,385
Spotify Technology SA(1)	269	147,958

		1,635,343

Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	5,855	3,118,256
Corebridge Financial, Inc.	11,788	372,147
Equitable Holdings, Inc.	9,029	470,321
Mastercard, Inc., Class A	7,380	4,045,125

		8,005,849

Food Products — 0.1%
Freshpet, Inc.(1)	3,468	288,434

		288,434

Gas Utilities — 0.4%
Atmos Energy Corp.	5,061	782,329

		782,329

Ground Transportation — 1.5%
Knight-Swift Transportation Holdings, Inc.	13,578	590,507
Uber Technologies, Inc.(1)	32,790	2,389,080

		2,979,587

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,797	238,372
Align Technology, Inc.(1)	581	92,298
Boston Scientific Corp.(1)	10,489	1,058,130
Edwards Lifesciences Corp.(1)	12,452	902,521
Intuitive Surgical, Inc.(1)	1,831	906,839

		3,198,160

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(1)	4,034	122,311
agilon health, Inc.(1)	33,462	144,891
Cencora, Inc.	2,785	774,481
Centene Corp.(1)	2,286	138,783
Elevance Health, Inc.	509	221,395
HCA Healthcare, Inc.	1,080	373,194
Humana, Inc.	1,032	273,067
Molina Healthcare, Inc.(1)	378	124,509
UnitedHealth Group, Inc.	3,771	1,975,061

		4,147,692

Health Care REITs — 0.5%
Welltower, Inc.	6,176	946,225

		946,225

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	1,494	136,611

		136,611

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(1)	3,198	382,033
Chipotle Mexican Grill, Inc.(1)	9,603	482,167
Domino’s Pizza, Inc.	1,138	522,854
Flutter Entertainment PLC(1)	1,233	273,171
Hyatt Hotels Corp., Class A	6,087	745,658
Royal Caribbean Cruises Ltd.	1,802	370,203
Starbucks Corp.	7,003	686,924

		3,463,010

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Household Durables — 0.3%
Champion Homes, Inc.(1)	2,705	$256,326
D.R. Horton, Inc.	1,535	195,144
Lennar Corp., Class A	1,129	129,587

		581,057

Household Products — 0.6%
Church & Dwight Co., Inc.	746	82,127
Procter & Gamble Co.	6,250	1,065,125

		1,147,252

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,545	298,885

		298,885

Insurance — 1.6%
American International Group, Inc.	13,309	1,157,084
Arch Capital Group Ltd.	3,394	326,435
Assured Guaranty Ltd.	4,029	354,955
Everest Group Ltd.	1,501	545,358
Hamilton Insurance Group Ltd., Class B(1)	8,655	179,418
Marsh & McLennan Cos., Inc.	2,054	501,238
SiriusPoint Ltd.(1)	11,326	195,827

		3,260,315

Interactive Media & Services — 2.4%
Alphabet, Inc., Class A	25,131	3,886,258
Meta Platforms, Inc., Class A	1,662	957,910

		4,844,168

IT Services — 0.3%
MongoDB, Inc.(1)	3,778	662,661

		662,661

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	3,869	452,595
Danaher Corp.	3,285	673,425
ICON PLC(1)	1,325	231,862

		1,357,882

Machinery — 0.8%
Deere & Co.	876	411,151
Fortive Corp.	3,506	256,569
IDEX Corp.	2,630	475,951
Middleby Corp.(1)	2,947	447,885

		1,591,556

Media — 0.3%
New York Times Co., Class A	7,530	373,488
Omnicom Group, Inc.	3,443	285,459

		658,947

Metals & Mining — 0.1%
Nucor Corp.	2,252	271,006

		271,006

Multi-Utilities — 0.3%
Sempra	8,393	598,925

		598,925

Oil, Gas & Consumable Fuels — 2.9%
EQT Corp.	6,954	371,552
Exxon Mobil Corp.	22,415	2,665,816
Marathon Petroleum Corp.	3,925	571,833

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Shell PLC, ADR	19,537	$1,431,672
Targa Resources Corp.	4,404	882,870

		5,923,743

Personal Care Products — 0.7%
BellRing Brands, Inc.(1)	7,981	594,265
e.l.f. Beauty, Inc.(1)	831	52,179
Unilever PLC, ADR	13,784	820,837

		1,467,281

Pharmaceuticals — 3.0%
AstraZeneca PLC, ADR	6,096	448,056
Eli Lilly & Co.	2,779	2,295,204
GSK PLC, ADR	8,007	310,191
Haleon PLC, ADR	79,694	820,051
Johnson & Johnson	4,151	688,402
Merck & Co., Inc.	12,875	1,155,660
Novo Nordisk AS, ADR	3,232	224,430
Structure Therapeutics, Inc., ADR(1)	4,371	75,662
Verona Pharma PLC, ADR(1)	1,579	100,251

		6,117,907

Professional Services — 0.1%
KBR, Inc.	3,556	177,124

		177,124

Residential REITs — 0.2%
Camden Property Trust	3,987	487,610

		487,610

Semiconductors & Semiconductor Equipment — 6.8%
Broadcom, Inc.	18,513	3,099,632
Enphase Energy, Inc.(1)	4,182	259,493
First Solar, Inc.(1)	1,619	204,690
KLA Corp.	1,446	982,991
MKS Instruments, Inc.	7,076	567,141
NVIDIA Corp.	72,772	7,887,029
NXP Semiconductors NV	4,549	864,583

		13,865,559

Software — 7.0%
Atlassian Corp., Class A(1)	2,697	572,330
HubSpot, Inc.(1)	989	565,006
Intuit, Inc.	1,957	1,201,578
Microsoft Corp.	20,030	7,519,062
Palantir Technologies, Inc., Class A(1)	1,354	114,278
SAP SE, ADR	3,391	910,280
ServiceNow, Inc.(1)	1,575	1,253,921
Synopsys, Inc.(1)	2,772	1,188,772
Zscaler, Inc.(1)	4,457	884,358

		14,209,585

Specialized REITs — 0.3%
Equinix, Inc.	738	601,729
Millrose Properties, Inc.(1)	616	16,330

		618,059

Specialty Retail — 0.7%
O’Reilly Automotive, Inc.(1)	505	723,453
TJX Cos., Inc.	5,526	673,067

		1,396,520

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	34,040	$7,561,305

		7,561,305

Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(1)	739	82,628

		82,628

Tobacco — 0.5%
Philip Morris International, Inc.	6,026	956,507

		956,507

Trading Companies & Distributors — 0.2%
WESCO International, Inc.	2,464	382,659

		382,659

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	7,136	1,903,243

		1,903,243

Total Common Stocks (Cost $117,410,188)		131,654,652

	Principal Amount	Value

Agency Mortgage-Backed Securities — 10.5%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$1,163,624	935,670
2.00% due 4/1/2052	1,182,781	954,609
2.50% due 7/1/2041	333,280	294,030
2.50% due 2/1/2042	488,766	431,716
2.50% due 7/1/2051	1,051,376	887,417
2.50% due 10/1/2051	57,079	47,655
2.50% due 11/1/2051	358,669	301,016
3.00% due 10/1/2049	224,447	197,152
3.00% due 10/1/2051	95,273	83,674
4.00% due 4/1/2047	8,285	7,894
4.00% due 11/1/2048	107,600	102,077
4.00% due 5/1/2049	14,573	13,852
4.00% due 7/1/2049	17,185	16,424
4.00% due 4/1/2052	309,403	289,794
4.50% due 1/1/2038	96,153	95,586
4.50% due 5/1/2038	20,311	20,171
4.50% due 11/1/2048	21,391	20,762
4.50% due 8/1/2049	50,029	48,890
4.50% due 8/1/2052	52,087	49,959
4.50% due 10/1/2052	83,665	80,380
5.00% due 1/1/2053	116,338	114,623
5.50% due 9/1/2052	229,569	231,857
5.50% due 2/1/2053	22,758	22,808
5.50% due 3/1/2053	34,288	34,360
5.50% due 5/1/2053	51,593	51,596
5.50% due 6/1/2053	69,012	69,142
5.50% due 7/1/2053	421,850	422,515
5.50% due 8/1/2053	263,390	263,358
5.50% due 9/1/2053	318,499	318,644
5.50% due 11/1/2053	154,389	154,352
5.50% due 5/1/2054	47,336	47,290
6.00% due 11/1/2053	184,286	187,439
6.50% due 11/1/2053	357,699	370,272
Federal National Mortgage Association
2.00% due 12/1/2050	1,116,247	894,276
2.50% due 2/1/2041	57,158	50,769
2.50% due 5/1/2051	529,358	445,572
3.00% due 6/1/2043	207,435	187,953

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
3.00% due 10/1/2051	$671,669	$586,139
3.50% due 8/1/2043	206,462	192,467
3.50% due 7/1/2051	459,347	418,943
3.50% due 4/1/2052	276,435	251,167
4.00% due 3/1/2046	8,368	7,973
4.00% due 1/1/2049	10,713	10,206
4.00% due 8/1/2049	7,200	6,860
4.00% due 8/1/2051	9,605	9,179
4.00% due 8/1/2052	122,877	114,706
4.00% due 10/1/2052	119,873	112,171
4.50% due 4/1/2038	365,513	363,001
4.50% due 7/1/2048	71,692	70,144
4.50% due 11/1/2048	30,958	30,272
4.50% due 10/1/2050	15,732	15,270
4.50% due 8/1/2052	14,753	14,161
4.50% due 9/1/2052	110,250	106,402
4.50% due 11/1/2052	71,651	69,309
5.00% due 8/1/2052	605,203	595,805
5.00% due 9/1/2052	34,870	34,396
5.00% due 10/1/2052	22,492	22,220
5.50% due 1/1/2053	138,896	139,153
5.50% due 8/1/2053	33,927	33,985
5.50% due 9/1/2053	83,201	83,281
6.00% due 9/1/2053	1,025,410	1,045,038
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2
3.71% due 9/25/2032(2)(3)	78,000	73,951
Government National Mortgage Association
2.00% due 12/20/2050	381,231	312,163
2.00% due 1/20/2051	104,090	85,224
2.00% due 2/20/2051	91,717	75,089
2.00% due 4/20/2055(4)	235,000	192,301
2.50% due 5/20/2051	472,820	403,539
2.50% due 8/20/2051	474,910	405,541
3.00% due 1/20/2051	440,077	391,423
3.00% due 5/20/2051	229,391	203,498
3.00% due 4/20/2055(4)	129,000	114,319
3.50% due 1/20/2052	399,319	367,302
3.50% due 2/20/2052	397,451	365,552
4.00% due 4/20/2052	75,869	71,341
4.00% due 5/20/2052	217,673	204,681
4.00% due 8/20/2052	323,213	303,922
4.50% due 8/20/2048	156,095	152,317
4.50% due 6/20/2052	549,371	529,872
4.50% due 8/20/2052	493,609	476,089
5.00% due 4/20/2055(4)	535,000	526,223
5.50% due 4/20/2055(4)	770,000	771,478
Uniform Mortgage-Backed Security
2.50% due 4/1/2055(4)	538,000	447,472
3.50% due 4/1/2055(4)	85,000	76,700
5.50% due 4/1/2040(4)	670,000	680,633
5.50% due 4/1/2055(4)	1,210,000	1,208,360

Total Agency Mortgage-Backed Securities (Cost $21,941,350)		21,516,792

Asset-Backed Securities — 1.3%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53% due 3/15/2061(5)	183,777	175,654
Series 2022-1A, Class A1
5.97% due 8/15/2062(5)	97,713	98,118

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Chesapeake Funding II LLC
Series 2024-1A, Class A1
5.52% due 5/15/2036(5)	$134,490	$135,987
Enterprise Fleet Financing LLC
Series 2023-3, Class A2
6.40% due 3/20/2030(5)	176,229	179,101
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3
4.47% due 2/16/2028	94,187	94,163
GM Financial Revolving Receivables Trust
Series 2023-2, Class A
5.77% due 8/11/2036(5)	174,000	181,350
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28% due 1/18/2028(5)	155,000	156,428
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51% due 10/15/2071(5)	156,723	159,307
New Economy Assets — Phase 1 Sponsor LLC
Series 2021-1, Class A1
1.91% due 10/20/2061(5)	335,000	312,774
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00% due 9/15/2048(5)	346,000	341,761
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A
5.89% due 3/22/2027(5)	5,787	5,791
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165% due 10/15/2046(5)	175,000	167,319
Volkswagen Auto Lease Trust
Series 2024-A, Class A3
5.21% due 6/21/2027	190,000	191,747
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A
5.80% due 4/18/2038(5)	230,353	232,166
Series 2023-2A, Class A
6.46% due 8/18/2038(5)	118,602	120,345
Series 2024-2A, Class A1
4.87% due 6/21/2039(5)	100,000	100,458

Total Asset-Backed Securities (Cost $2,624,786)		2,652,469

Corporate Bonds & Notes — 7.8%
Aerospace & Defense — 0.2%
Boeing Co.
5.805% due 5/1/2050	134,000	127,485
6.858% due 5/1/2054	230,000	249,975

		377,460

Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2016-1, Class AA
3.10% due 7/7/2028	36,255	34,330

		34,330

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC
5.15% due 1/16/2026(5)	$150,000	$150,132

		150,132

Building Materials — 0.1%
CRH SMW Finance DAC
5.125% due 1/9/2030	200,000	202,352

		202,352

Commercial Banks — 1.4%
Bank of America Corp.
5.162% (5.162% fixed rate until 1/24/2030; 1 day USD SOFR + 1.00% thereafter) due 1/24/2031(3)	305,000	309,157
Banque Federative du Credit Mutuel SA
5.538% due 1/22/2030(5)	374,000	385,366
Barclays PLC
5.086% (5.086% fixed rate until 2/25/2028; 1 day USD SOFR + 0.96% thereafter) due 2/25/2029(3)	200,000	201,294
BPCE SA
5.876% (5.876% fixed rate until 1/14/2030; 1 day USD SOFR + 1.68% thereafter) due 1/14/2031(3)(5)	250,000	256,055
Citizens Financial Group, Inc.
5.841% (5.841% fixed rate until 1/23/2029; 1 day USD SOFR + 2.01% thereafter) due 1/23/2030(3)	60,000	61,599
Commonwealth Bank of Australia
5.071% due 9/14/2028(5)	250,000	256,348
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	107,000	106,131
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 0.90% thereafter) due 1/24/2031(3)	125,000	127,000
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	95,000	97,069
Lloyds Banking Group PLC
5.087% (5.087% fixed rate until 11/26/2027; 1 yr. CMT rate + 0.85% thereafter) due 11/26/2028(3)	200,000	201,788
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; 1 day USD SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	102,991
4.35% due 9/8/2026	268,000	266,775

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.23% (5.23% fixed rate until 1/15/2030; 1 day USD SOFR + 1.11% thereafter) due 1/15/2031(3)	$125,000	$126,981
Wells Fargo & Co.
5.244% (5.244% fixed rate until 1/24/2030; 1 day USD SOFR + 1.11% thereafter) due 1/24/2031(3)	185,000	188,058
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(3)	220,000	231,264

		2,917,876

Commercial Services — 0.2%
Ashtead Capital, Inc.
2.45% due 8/12/2031(5)	400,000	340,116

		340,116

Diversified Financial Services — 0.3%
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	50,000	51,063
5.884% (5.884% fixed rate until 7/26/2034; 1 day USD SOFR + 1.99% thereafter) due 7/26/2035(3)	183,000	184,545
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(3)	117,000	119,410
6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(3)	50,000	49,797
6.312% (6.312% fixed rate until 6/8/2028; 1 day USD SOFR + 2.64% thereafter) due 6/8/2029(3)	104,000	108,068
7.624% (7.624% fixed rate until 10/30/2030; 1 day USD SOFR + 3.07% thereafter) due 10/30/2031(3)	13,000	14,466
Discover Financial Services
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(3)	145,000	165,474

		692,823

Electric — 0.5%
Alabama Power Co.
5.10% due 4/2/2035	20,000	20,014
Series 20-A
1.45% due 9/15/2030	18,000	15,266
Eversource Energy
5.95% due 7/15/2034	235,000	243,963
FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	32,509
5.15% due 3/30/2026(5)	5,000	5,029

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
5.20% due 4/1/2028(5)	$10,000	$10,148
Georgia Power Co.
4.85% due 3/15/2031	95,000	95,542
4.95% due 5/17/2033	166,000	164,778
5.20% due 3/15/2035	285,000	286,927
Series 2010-C
4.75% due 9/1/2040	38,000	35,115
Texas Electric Market Stabilization Funding LLC
Series A-1
4.265% due 8/1/2034(5)	179,063	176,762

		1,086,053

Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279% due 3/15/2032	158,000	139,230

		139,230

Food — 0.5%
Mars, Inc.
4.80% due 3/1/2030(5)	130,000	130,872
5.20% due 3/1/2035(5)	75,000	75,451
5.65% due 5/1/2045(5)	50,000	50,203
5.70% due 5/1/2055(5)	152,000	152,055
Pilgrim’s Pride Corp.
4.25% due 4/15/2031	566,000	532,408

		940,989

Gas — 0.1%
Boston Gas Co.
3.15% due 8/1/2027(5)	35,000	33,843
KeySpan Gas East Corp.
2.742% due 8/15/2026(5)	162,000	158,021

		191,864

Healthcare-Services — 0.1%
Providence St. Joseph Health Obligated Group
5.403% due 10/1/2033	110,000	110,958
Sutter Health
Series 20A
2.294% due 8/15/2030	25,000	22,189

		133,147

Insurance — 0.9%
Athene Global Funding
2.50% due 3/24/2028(5)	382,000	357,525
5.583% due 1/9/2029(5)	175,000	178,640
Beacon Funding Trust
6.266% due 8/15/2054(5)	100,000	99,520
Brighthouse Financial Global Funding
5.65% due 6/10/2029(5)	266,000	270,221
Corebridge Global Funding
5.90% due 9/19/2028(5)	35,000	36,321
GA Global Funding Trust
5.20% due 12/9/2031(5)	230,000	228,726
Liberty Mutual Group, Inc.
4.569% due 2/1/2029(5)	109,000	108,137
Mutual of Omaha Cos Global Funding
5.00% due 4/1/2030(5)	95,000	95,409

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
Pricoa Global Funding I
4.65% due 8/27/2031(5)	$150,000	$148,524
Protective Life Global Funding
5.432% due 1/14/2032(5)	185,000	189,673
RGA Global Funding
5.25% due 1/9/2030(5)	165,000	167,838

		1,880,534

Investment Companies — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/2/2031(5)	265,000	258,038

		258,038

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90% due 6/1/2052	112,000	72,420
6.834% due 10/23/2055	124,000	120,531

		192,951

Mining — 0.4%
Glencore Funding LLC
5.371% due 4/4/2029(5)	110,000	111,738
5.634% due 4/4/2034(5)	38,000	38,212
5.893% due 4/4/2054(5)	196,000	191,045
6.141% due 4/1/2055(5)	35,000	35,308
6.375% due 10/6/2030(5)	470,000	498,191
Rio Tinto Finance USA PLC
5.75% due 3/14/2055	25,000	25,098
5.875% due 3/14/2065	10,000	10,144

		909,736

Pipelines — 0.9%
Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(5)	75,000	74,084
5.681% due 1/15/2034(5)	40,000	39,898
Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	45,000	46,792
6.497% due 8/15/2043(5)	89,000	92,644
Energy Transfer LP
4.95% due 6/15/2028	12,000	12,080
5.20% due 4/1/2030	260,000	262,920
6.20% due 4/1/2055	158,000	156,747
Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	83,669
3.45% due 10/15/2027(5)	15,000	14,461
Greensaif Pipelines Bidco SARL
5.853% due 2/23/2036(5)	200,000	202,606
6.103% due 8/23/2042(5)	205,000	205,598
Targa Resources Corp.
5.55% due 8/15/2035	135,000	134,692
6.125% due 5/15/2055	80,000	79,545
Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	194,557
5.70% due 9/30/2031(5)	130,000	131,615

		1,731,908

Real Estate Investment Trusts — 0.5%
American Tower Trust I
5.49% due 3/15/2028(5)	315,000	319,675
Crown Castle, Inc.
2.10% due 4/1/2031	15,000	12,608

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
2.25% due 1/15/2031	$5,000	$4,271
3.30% due 7/1/2030	34,000	31,232
4.30% due 2/15/2029	28,000	27,360
4.80% due 9/1/2028	36,000	35,941
4.90% due 9/1/2029	49,000	48,763
5.10% due 5/1/2033	76,000	74,174
5.20% due 9/1/2034	106,000	103,595
5.80% due 3/1/2034	81,000	82,505
Extra Space Storage LP
5.40% due 6/15/2035	308,000	306,796
WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	19,331
3.50% due 6/15/2029(5)	45,000	42,561

		1,108,812

Semiconductors — 0.5%
Foundry JV Holdco LLC
5.90% due 1/25/2033(5)	200,000	203,804
6.15% due 1/25/2032(5)	200,000	207,600
Intel Corp.
4.60% due 3/25/2040	345,000	298,460
5.60% due 2/21/2054	260,000	235,851

		945,715

Software — 0.5%
Constellation Software, Inc.
5.158% due 2/16/2029(5)	30,000	30,416
5.461% due 2/16/2034(5)	282,000	287,118
Oracle Corp.
3.60% due 4/1/2050	26,000	18,019
3.65% due 3/25/2041	282,000	218,801
3.95% due 3/25/2051	13,000	9,543
4.10% due 3/25/2061	19,000	13,539
4.125% due 5/15/2045	20,000	15,743
4.30% due 7/8/2034	17,000	15,797
4.70% due 9/27/2034	101,000	96,399
5.25% due 2/3/2032	85,000	86,091
Synopsys, Inc.
4.85% due 4/1/2030	150,000	151,086
5.00% due 4/1/2032	160,000	160,619

		1,103,171

Telecommunications — 0.2%
AT&T, Inc.
3.50% due 6/1/2041	100,000	77,075
3.50% due 9/15/2053	68,000	46,357
3.65% due 6/1/2051	95,000	67,243
3.85% due 6/1/2060	19,000	13,220
4.30% due 12/15/2042	242,000	203,195

		407,090

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25% due 2/1/2030(5)	105,000	106,283

		106,283

Total Corporate Bonds & Notes (Cost $15,745,476)		15,850,610

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)		Principal Amount	Value
Municipals — 0.3%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040		$46,927	$52,244
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051		100,000	82,160
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049		10,000	9,083
Municipal Electric Authority of Georgia
Series A
6.637% due 4/1/2057		146,000	160,282
Regents of the University of California Medical Center Pooled Revenue
Series N
3.006% due 5/15/2050		125,000	82,728
Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035		111,229	113,248
5.169% due 4/1/2041		35,000	35,342

Total Municipals (Cost $583,812)			535,087

Non-Agency Mortgage-Backed Securities — 0.9%
Fannie Mae REMIC
Series 2019-42, Class LA
3.00% due 8/25/2049		239,157	218,987
Series 2020-27, Class HC
1.50% due 10/25/2049		351,261	275,711
Freddie Mac REMIC
Series 3967, Class ZP
4.00% due 9/15/2041		225,722	217,268
Series 5170, Class DP
2.00% due 7/25/2050		203,089	176,216
Ginnie Mae REMIC
Series 2021-215, Class KA
2.50% due 10/20/2049		255,028	224,547
PRET Trust
Series 2025-RPL2, Class A1
4.00% due 8/25/2064(2)(3)(5)		255,000	243,407
RFR Trust
Series 2025-SGRM, Class A
5.562% due 3/11/2041(2)(3)(5)		565,742	569,959

Total Non-Agency Mortgage-Backed Securities (Cost $1,976,416)			1,926,095

Foreign Government — 0.3%
Israel Government International Bonds
5.375% due 3/12/2029	USD	220,000	221,571
Mexico Government International Bonds
6.75% due 9/27/2034	USD	196,000	205,363
Saudi Government International Bonds
5.375% due 1/13/2031(5)	USD	270,000	276,555

Total Foreign Government (Cost $702,030)			703,489

U.S. Government Securities — 15.0%
U.S. Treasury Bonds
2.25% due 2/15/2052	$	566,900	357,501
2.375% due 5/15/2051		358,700	234,556
3.00% due 11/15/2044		70,500	55,530

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
3.25% due 5/15/2042	$25,000	$21,125
3.375% due 8/15/2042	29,600	25,377
3.625% due 2/15/2053	385,000	324,302
3.625% due 5/15/2053	418,100	352,249
3.875% due 2/15/2043	544,700	498,571
3.875% due 5/15/2043	638,900	583,296
4.00% due 11/15/2042	976,900	911,265
4.00% due 11/15/2052	389,300	351,100
4.125% due 8/15/2044	334,800	313,718
4.125% due 8/15/2053	268,100	247,071
4.25% due 2/15/2054	38,700	36,469
4.25% due 8/15/2054	238,500	225,122
4.375% due 8/15/2043	538,600	524,967
4.50% due 2/15/2044	392,900	388,234
4.50% due 11/15/2054	361,400	356,092
4.625% due 5/15/2044	478,200	479,694
4.625% due 11/15/2044	382,000	382,537
4.625% due 5/15/2054	312,700	313,775
4.625% due 2/15/2055	400,500	403,128
4.75% due 11/15/2043	645,200	659,213
4.75% due 2/15/2045	533,900	543,660
4.75% due 11/15/2053	377,800	386,182
U.S. Treasury Notes
2.75% due 4/30/2027	447,100	436,866
3.50% due 9/30/2029	479,300	470,613
3.625% due 8/31/2029	554,600	547,667
3.75% due 8/31/2026	498,900	497,380
3.75% due 8/15/2027	282,900	281,972
3.75% due 12/31/2028	789,400	784,775
3.75% due 12/31/2030	68,000	67,070
3.75% due 8/31/2031	29,400	28,886
3.875% due 3/31/2027	1,006,700	1,006,307
3.875% due 10/15/2027	141,500	141,434
3.875% due 12/31/2027	219,600	219,531
3.875% due 3/15/2028	134,600	134,579
3.875% due 12/31/2029	147,100	146,606
4.00% due 1/15/2027	197,000	197,215
4.00% due 12/15/2027	46,300	46,437
4.00% due 2/29/2028	185,100	185,635
4.00% due 6/30/2028	155,000	155,521
4.00% due 1/31/2029	337,900	338,850
4.00% due 7/31/2029	310,500	311,301
4.00% due 10/31/2029	441,900	442,867
4.00% due 2/28/2030	568,700	570,033
4.00% due 3/31/2030	958,500	960,372
4.00% due 7/31/2030	57,200	57,249
4.125% due 10/31/2026	688,400	690,175
4.125% due 1/31/2027	401,600	402,965
4.125% due 2/28/2027	993,300	997,064
4.125% due 9/30/2027	373,400	375,559
4.125% due 3/31/2029	324,900	327,311
4.125% due 10/31/2029	24,400	24,579
4.125% due 11/30/2029	429,200	432,553
4.125% due 10/31/2031	41,800	41,931
4.25% due 11/30/2026	405,900	407,882
4.25% due 1/15/2028	279,800	282,423
4.25% due 2/28/2029	546,400	552,803
4.25% due 6/30/2029	494,000	500,021
4.25% due 1/31/2030	535,000	541,896
4.25% due 11/15/2034	139,000	139,434
4.375% due 7/31/2026	90,000	90,450
4.375% due 8/15/2026	135,000	135,701
4.375% due 12/15/2026	250,000	251,768
4.375% due 7/15/2027	280,500	283,415
4.375% due 8/31/2028	462,700	469,496
4.375% due 11/30/2028	410,000	416,406

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
4.375% due 12/31/2029	$340,200	$346,366
4.50% due 5/31/2029	468,600	478,741
4.50% due 12/31/2031	235,300	241,219
4.625% due 9/15/2026	198,000	199,864
4.625% due 10/15/2026	157,000	158,558
4.625% due 11/15/2026	648,000	654,733
4.625% due 9/30/2028	767,800	785,675
4.625% due 4/30/2029	554,400	568,866
4.625% due 4/30/2031	62,600	64,561
4.625% due 2/15/2035	1,778,400	1,837,032
4.875% due 10/31/2028	777,000	801,767
4.875% due 10/31/2030	121,000	126,209

Total U.S. Government Securities (Cost $30,849,813)		30,631,323

U.S. Treasury Bills — 0.8%
U.S. Treasury Bills
4.299% due 5/6/2025(6)	1,635,000	1,628,272

Total U.S. Treasury Bills (Cost $1,628,296)		1,628,272

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $949,194, due 4/1/2025(7)	949,158	949,158

Total Repurchase Agreements (Cost $949,158)		949,158

Total Investments Before TBA Sale Commitments — 101.9% (Cost $194,411,325)		208,047,947

TBA Sale Commitments
Agency Mortgage-Backed Securities — (1.4)%
Government National Mortgage Association
4.00% due 4/20/2055(4)	(403,000)	(377,242)
Uniform Mortgage-Backed Security
4.50% due 4/1/2040(4)	(444,000)	(439,980)
2.00% due 4/1/2055(4)	(352,000)	(279,915)
3.50% due 4/1/2055(4)	(571,000)	(515,241)
4.00% due 4/1/2055(4)	(331,000)	(308,392)
4.50% due 4/1/2055(4)	(331,000)	(316,588)
6.00% due 4/1/2055(4)	(534,000)	(542,261)

Total TBA Sale Commitments (Proceeds $2,776,127)		(2,779,619)

Liabilities in excess of other assets — (0.5)%		(1,039,711)

Total Net Assets — 100.0%		$204,228,617

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(4)	TBA - To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $10,985,168, representing 5.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$950,400	$968,178

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

Open futures contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	June 2025	6	Long	$1,245,476	$1,243,031	$(2,445)
U.S. 10-Year Treasury Note	June 2025	4	Long	441,736	444,875	3,139

Total				$1,687,212	$1,687,906	$694

Legend:

ADR – American Depositary Receipt

CMT – Constant Maturity Treasury

REITs – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$131,654,652	$—	$—	$131,654,652
Agency Mortgage-Backed Securities	—	21,516,792	—	21,516,792
Asset-Backed Securities	—	2,652,469	—	2,652,469
Corporate Bonds & Notes	—	15,850,610	—	15,850,610
Municipals	—	535,087	—	535,087
Non-Agency Mortgage-Backed Securities	—	1,926,095	—	1,926,095
Foreign Government	—	703,489	—	703,489
U.S. Government Securities	—	30,631,323	—	30,631,323
U.S. Treasury Bills	—	1,628,272	—	1,628,272
Repurchase Agreements	—	949,158	—	949,158

Total	$131,654,652	$76,393,295	$—	$208,047,947

Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(2,779,619)	$—	$(2,779,619)
Futures Contracts
Assets	3,139	—	—	3,139
Liabilities	(2,445)	—	—	(2,445)

Total	$694	$(2,779,619)	$—	$(2,778,925)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 20.8%
Federal Home Loan Mortgage Corp.
2.00% due 11/1/2035	$3,736,026	$3,402,889
4.00% due 10/1/2037	333,875	326,474
4.00% due 6/1/2052	2,599,703	2,425,248
4.50% due 9/1/2052	430,144	412,434
5.50% due 9/1/2053	3,776,070	3,805,314
6.00% due 10/1/2053	3,473,946	3,533,660
Federal National Mortgage Association
2.50% due 2/1/2037	1,324,954	1,229,393
2.50% due 4/1/2052	1,601,140	1,348,998
3.00% due 5/1/2052	4,055,178	3,519,073
3.50% due 10/1/2052	3,608,974	3,260,727
5.00% due 12/1/2039	1,499,824	1,507,670
5.00% due 2/1/2053	276,364	271,791
5.50% due 1/1/2054	1,005,000	1,004,629
6.00% due 9/1/2053	252,810	257,313
Government National Mortgage Association
2.00% due 10/20/2050	4,835,848	3,960,476
2.50% due 4/20/2050	2,909,797	2,490,789
3.00% due 4/20/2055(1)	1,800,000	1,595,153
3.50% due 3/20/2052(1)	650,000	593,594
3.50% due 4/20/2055(1)	750,000	686,751
4.00% due 4/20/2055(1)	1,000,000	936,084
4.50% due 4/20/2055(1)	1,000,000	959,476
5.50% due 5/20/2054(1)	800,000	800,632
5.50% due 4/20/2055(1)	950,000	951,824
6.00% due 1/20/2055	2,981,904	3,030,157
Uniform Mortgage-Backed Security
2.00% due 4/1/2055(1)	14,000,000	11,132,968
2.50% due 5/1/2054(1)	3,400,000	2,827,807
2.50% due 4/1/2055(1)	2,800,000	2,328,850
3.00% due 4/1/2055(1)	1,300,000	1,127,339
3.50% due 4/1/2055(1)	12,400,000	11,189,128
4.50% due 4/1/2055(1)	1,100,000	1,052,106
6.00% due 5/1/2054(1)	1,300,000	1,318,876
6.00% due 4/1/2055(1)	2,300,000	2,335,581

Total Agency Mortgage-Backed Securities (Cost $75,752,596)		75,623,204

Asset-Backed Securities — 7.7%
AASET LLC
Series 2022-1A, Class A
6.00% due 5/16/2047(2)	1,207,433	1,207,973
ALTDE Trust
Series 2025-1A, Class A
5.90% due 8/15/2050(2)	746,147	752,914
Ares LVIII CLO Ltd.
Series 2020-58A, Class A1R2
5.528% (3 mo. USD Term SOFR + 1.24%) due 4/15/2038(2)(3)	267,175	267,175
DB Master Finance LLC
Series 2021-1A, Class A2I
2.045% due 11/20/2051(2)	106,425	101,722
Series 2021-1A, Class A2II
2.493% due 11/20/2051(2)	938,475	862,413
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118% due 7/25/2047(2)	1,085,700	1,065,946
Series 2018-1A, Class A2II
4.328% due 7/25/2048(2)	506,913	500,096

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
5.553% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(2)(3)	$3,350,000	$3,341,960
Dryden 86 CLO Ltd.
Series 2020-86A, Class A1R
5.665% (3 mo. USD Term SOFR + 1.36%) due 7/17/2034(2)(3)	1,093,000	1,091,907
Flatiron CLO 28 Ltd.
Series 2024-1A, Class A1
5.622% (3 mo. USD Term SOFR + 1.32%) due 7/15/2036(2)(3)	1,000,000	1,000,400
Flatiron RR CLO 30 Ltd.
Series 2025-30A, Class A1
5.515% (3 mo. USD Term SOFR + 1.16%) due 4/15/2038(2)(3)	262,000	262,000
Green Lakes Park CLO LLC
Series 2025-1A, Class ARR
5.469% (3 mo. USD Term SOFR + 1.18%) due 1/25/2038(2)(3)	2,000,000	1,996,800
Horizon Aircraft Finance II Ltd.
Series 2019-1, Class A
3.721% due 7/15/2039(2)	1,384,341	1,329,724
Jersey Mike’s Funding LLC
Series 2019-1A, Class A2
4.433% due 2/15/2050(2)	396,000	392,239
Series 2024-1A, Class A2
5.636% due 2/15/2055(2)	350,000	353,444
Lakeside Park CLO Ltd.
Series 2025-1A, Class A
5.505% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	250,000	249,325
Madison Park Funding XLVIII Ltd.
Series 2021-48A, Class A
5.705% (3 mo. USD Term SOFR + 1.41%) due 4/19/2033(2)(3)	1,864,077	1,863,145
Magnetite XLV Ltd.
Series 2025-45A, Class A1
5.505% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	184,000	183,504
Magnetite XXVI Ltd.
Series 2020-26A, Class AR2
5.416% (3 mo. USD Term SOFR + 1.15%) due 1/25/2038(2)(3)	1,500,000	1,492,350
Morgan Stanley Eaton Vance CLO Ltd.
Series 2025-21A, Class A1
5.525% (3 mo. USD Term SOFR + 1.17%) due 4/15/2038(2)(3)	316,000	315,147
OHA Credit Funding Ltd.
Series 2023-14RA, Class A
5.585% (3 mo. USD Term SOFR + 1.23%) due 4/20/2038(2)(3)	250,000	249,888

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR4
5.462% (3 mo. USD Term SOFR + 1.14%) due 2/20/2038(2)(3)	$2,000,000	$1,988,800
Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2
3.858% due 12/5/2049(2)	1,738,663	1,636,157
Series 2022-1A, Class A2II
4.008% due 12/5/2051(2)	970,000	876,567
RR 36 Ltd.
Series 2024-36RA, Class A1R
5.592% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,900,000	1,890,405
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(2)	2,175,000	2,108,866
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(2)	700,000	702,538

Total Asset-Backed Securities (Cost $28,063,748)		28,083,405

Corporate Bonds & Notes — 22.0%
Aerospace & Defense — 0.3%
Boeing Co.
5.15% due 5/1/2030	1,000,000	1,005,970

		1,005,970

Agriculture — 0.3%
BAT Capital Corp.
6.421% due 8/2/2033	1,000,000	1,066,730

		1,066,730

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.
5.55% due 7/15/2029	1,200,000	1,210,356

		1,210,356

Commercial Banks — 7.6%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	2,300,000	1,976,528
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	1,500,000	1,482,225
Barclays PLC
5.367% (5.367% fixed rate until 2/25/2030; 1 day USD SOFR + 1.23% thereafter) due 2/25/2031(3)	1,500,000	1,516,440
BNP Paribas SA
5.786% (6.183% fixed rate until 1/30/2032; 1 day USD SOFR + 1.62% thereafter) due 1/13/2033(2)(3)	1,000,000	1,022,340
Citigroup, Inc.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
4.412% (4.412% fixed rate until 3/31/2030; 1 day USD SOFR + 3.91% thereafter) due 3/31/2031(3)	$1,000,000	$974,100
4.91% (4.91% fixed rate until 5/24/2032; 1 day USD SOFR + 2.09% thereafter) due 5/24/2033(3)	3,000,000	2,938,710
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(3)	1,000,000	1,018,060
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(3)	800,000	768,688
Goldman Sachs Group, Inc.
3.80% due 3/15/2030	2,000,000	1,913,380
4.017% (4.017% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter) due 10/31/2038(3)	1,000,000	856,990
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(3)	2,600,000	2,566,486
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(3)	1,700,000	1,715,317
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	1,000,000	1,021,780
Morgan Stanley
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	700,000	694,372
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(3)	2,100,000	2,128,392
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	700,000	714,504
PNC Financial Services Group, Inc.
4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	1,000,000	988,790
UBS Group AG
5.428% (5.428% fixed rate until 2/8/2029; 1 yr. CMT rate + 1.52% thereafter) due 2/8/2030(2)(3)	1,500,000	1,525,770

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	$2,200,000	$2,027,542

		27,850,414

Computers — 0.3%
Dell International LLC/EMC Corp.
5.30% due 10/1/2029	1,000,000	1,017,810

		1,017,810

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.375% due 12/15/2031	1,800,000	1,813,716
Ally Financial, Inc.
5.543% (5.543% fixed rate until 1/17/2030; 1 day USD SOFR + 1.73% thereafter) due 1/17/2031(3)	2,500,000	2,484,050
American Express Co.
5.085% (5.085% fixed rate until 1/30/2030; 1 day USD SOFR + 1.02% thereafter) due 1/30/2031(3)	1,000,000	1,012,750
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	300,000	305,859
Avolon Holdings Funding Ltd.
5.375% due 5/30/2030(2)	110,000	110,254
5.75% due 3/1/2029(2)	1,000,000	1,018,290
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	1,500,000	1,531,890

		8,276,809

Electric — 0.6%
Duke Energy Corp.
5.45% due 6/15/2034	1,000,000	1,012,630
Southern Co.
5.70% due 3/15/2034	1,000,000	1,033,900

		2,046,530

Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.054% due 3/15/2029	1,000,000	941,960
4.279% due 3/15/2032	500,000	440,600
5.05% due 3/15/2042	1,000,000	799,310

		2,181,870

Food — 1.0%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.50% due 1/15/2030	1,000,000	1,016,890
5.75% due 4/1/2033	1,400,000	1,423,814
Mars, Inc.
4.80% due 3/1/2030(2)	262,000	263,758
5.00% due 3/1/2032(2)	197,000	198,094
5.20% due 3/1/2035(2)	164,000	164,987
5.65% due 5/1/2045(2)	159,000	159,644

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — (continued)
5.70% due 5/1/2055(2)	$300,000	$300,108

		3,527,295

Gas — 0.3%
NiSource, Inc.
3.60% due 5/1/2030	1,000,000	947,020

		947,020

Healthcare-Services — 0.4%
Centene Corp.
4.625% due 12/15/2029	1,000,000	958,140
Cigna Group
5.40% due 3/15/2033	400,000	407,068

		1,365,208

Insurance — 1.5%
Aon North America, Inc.
5.45% due 3/1/2034	800,000	814,304
Athene Global Funding
4.721% due 10/8/2029(2)	1,000,000	987,140
Corebridge Financial, Inc.
3.90% due 4/5/2032	1,000,000	923,940
MetLife, Inc.
5.375% due 7/15/2033	600,000	618,102
Reinsurance Group of America, Inc.
5.75% due 9/15/2034	1,000,000	1,016,300
Unum Group
5.75% due 8/15/2042	1,000,000	986,260

		5,346,046

Internet — 0.1%
VeriSign, Inc.
5.25% due 6/1/2032	314,000	316,999

		316,999

Investment Companies — 0.1%
Ares Capital Corp.
7.00% due 1/15/2027	500,000	515,310

		515,310

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.25% due 4/1/2053	200,000	161,326
6.10% due 6/1/2029	1,000,000	1,033,020
6.484% due 10/23/2045	1,000,000	947,090

		2,141,436

Oil & Gas — 1.4%
Cenovus Energy, Inc.
2.65% due 1/15/2032	800,000	675,464
Hess Corp.
5.60% due 2/15/2041	1,000,000	1,002,910
Occidental Petroleum Corp.
7.50% due 5/1/2031	1,000,000	1,102,300
Petroleos Mexicanos
5.95% due 1/28/2031	1,500,000	1,275,090
7.69% due 1/23/2050	1,500,000	1,125,870

		5,181,634

Pharmaceuticals — 0.5%
Bayer U.S. Finance LLC
6.375% due 11/21/2030(2)	1,000,000	1,046,190

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
CVS Health Corp.
3.75% due 4/1/2030	$1,000,000	$943,170

		1,989,360

Pipelines — 1.4%
Columbia Pipelines Operating Co. LLC
5.439% due 2/15/2035(2)	1,000,000	990,710
Energy Transfer LP
5.70% due 4/1/2035	800,000	805,720
6.20% due 4/1/2055	400,000	396,828
MPLX LP
4.95% due 9/1/2032	1,000,000	978,920
5.50% due 6/1/2034	100,000	99,658
ONEOK, Inc.
5.05% due 11/1/2034	600,000	579,750
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	292,743
Williams Cos., Inc.
4.65% due 8/15/2032	1,000,000	967,680

		5,112,009

Real Estate Investment Trusts — 1.3%
American Homes 4 Rent LP
5.50% due 7/15/2034	200,000	199,394
Brixmor Operating Partnership LP
4.125% due 5/15/2029	900,000	873,351
Healthpeak OP LLC
5.375% due 2/15/2035	1,000,000	996,150
Kite Realty Group Trust
4.75% due 9/15/2030	1,000,000	985,040
Omega Healthcare Investors, Inc.
3.25% due 4/15/2033	937,000	793,920
VICI Properties LP
4.75% due 4/1/2028	61,000	61,131
5.125% due 5/15/2032	1,000,000	980,010

		4,888,996

Retail — 0.2%
O’Reilly Automotive, Inc.
5.00% due 8/19/2034	700,000	688,128

		688,128

Semiconductors — 0.2%
Broadcom, Inc.
3.50% due 2/15/2041(2)	1,000,000	783,320

		783,320

Telecommunications — 0.7%
AT&T, Inc.
2.55% due 12/1/2033	1,000,000	820,160
5.40% due 2/15/2034	700,000	710,878
T-Mobile USA, Inc.
2.70% due 3/15/2032	300,000	259,461
Verizon Communications, Inc.
2.55% due 3/21/2031	1,000,000	881,140

		2,671,639

Total Corporate Bonds & Notes (Cost $79,992,568)		80,130,889

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — 3.0%
BPR Commercial Mortgage Trust
Series 2024-PARK, Class A
4.87% due 11/5/2039(2)(3)(4)	$774,000	$775,980
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C
3.542% due 3/9/2044(2)(3)(4)	467,000	421,454
Series 2020-VIV3, Class B
3.544% due 3/9/2044(2)(3)(4)	1,000,000	917,979
Series 2022-LP2, Class C
5.881% due 2/15/2039(2)(3)(4)	700,000	696,082
Series 2024-XL5, Class A
5.711% due 3/15/2041(2)(3)(4)	1,447,513	1,447,788
Series 2025-SPOT, Class A
5.763% due 4/15/2040(2)(3)(4)	575,000	574,591
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(2)	2,000,000	1,849,648
Series 2021-LBA, Class AJV
5.235% due 2/15/2036(2)(3)(4)	275,000	273,449
Series 2024-CNYN, Class A
5.761% due 4/15/2041(2)(3)(4)	84,528	84,645
Series 2025-DIME, Class A
5.469% due 2/15/2035(2)(3)(4)	100,000	99,111
Series 2025-ROIC, Class B
5.713% due 3/15/2030(2)(3)(4)	1,500,000	1,486,893
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(2)	1,875,000	1,837,069
Series 2016-HHV, Class B
4.194% due 11/5/2038(2)(3)(4)	250,000	246,311

Total Non-Agency Mortgage-Backed Securities (Cost $10,717,522)		10,711,000

U.S. Government Securities — 48.4%
U.S. Treasury Bonds
4.50% due 11/15/2054	7,300,000	7,192,781
4.625% due 11/15/2044	30,000,000	30,042,187
4.625% due 2/15/2055	5,800,000	5,838,063
4.75% due 2/15/2045	7,500,000	7,637,109
U.S. Treasury Notes
4.00% due 2/28/2030	38,800,000	38,890,937
4.125% due 2/29/2032	52,900,000	53,040,516
4.25% due 2/15/2028	13,000,000	13,127,969
4.25% due 11/15/2034	2,300,000	2,307,188
4.625% due 2/15/2035	17,500,000	18,076,953

Total U.S. Government Securities (Cost $175,292,563)		176,153,703

Repurchase Agreements — 9.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $34,085,763, due 4/1/2025(5)	34,084,476	34,084,476

Total Repurchase Agreements (Cost $34,084,476)		34,084,476

Total Investments before TBA Sale Commitments — 111.3% (Cost $403,903,473)		404,786,677

TBA Sale Commitments
Agency Mortgage-Backed Securities — (3.2)%
Uniform Mortgage-Backed Security
3.50% due 4/1/2055(1)	(13,000,000)	(11,730,537)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

March 31, 2025 (unaudited)	Value
Total TBA Sale Commitments (Proceeds $11,672,578)	$(11,730,537)

Liabilities in excess of other assets — (8.1)%	(29,421,348)

Total Net Assets — 100.0%	$363,634,792

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $47,365,010, representing 13.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$34,128,500	$34,766,293

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$75,623,204	$—	$75,623,204
Asset-Backed Securities	—	28,083,405	—	28,083,405
Corporate Bonds & Notes	—	80,130,889	—	80,130,889
Non-Agency Mortgage-Backed Securities	—	10,711,000	—	10,711,000
U.S. Government Securities	—	176,153,703	—	176,153,703
Repurchase Agreements	—	34,084,476	—	34,084,476

Total	$—	$404,786,677	$—	$404,786,677

Other Financial Instruments
TBA Sale Commintments
Liabilities	$—	$(11,730,537)	$—	$(11,730,537)

Total	$—	$(11,730,537)	$—	$(11,730,537)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 96.3%
Aerospace & Defense — 3.7%
BAE Systems PLC (United Kingdom)	58,809	$1,190,026
L3Harris Technologies, Inc.	8,842	1,850,719
Northrop Grumman Corp.	2,876	1,472,541

		4,513,286

Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	11,341	1,247,397

		1,247,397

Banks — 7.8%
Bank of America Corp.	80,590	3,363,021
JPMorgan Chase & Co.	13,950	3,421,935
M&T Bank Corp.	8,979	1,604,996
Regions Financial Corp.	57,621	1,252,104

		9,642,056

Beverages — 3.3%
Constellation Brands, Inc., Class A	5,217	957,424
Keurig Dr Pepper, Inc.	46,964	1,607,108
Pernod Ricard SA (France)	14,804	1,470,496

		4,035,028

Biotechnology — 1.8%
Gilead Sciences, Inc.	19,576	2,193,491

		2,193,491

Building Products — 1.6%
Fortune Brands Innovations, Inc.	10,027	610,444
Johnson Controls International PLC	16,462	1,318,771

		1,929,215

Capital Markets — 6.4%
Ares Management Corp., Class A	9,598	1,407,163
Intercontinental Exchange, Inc.	8,438	1,455,555
Morgan Stanley	16,703	1,948,739
Nasdaq, Inc.	20,874	1,583,502
Raymond James Financial, Inc.	10,930	1,518,286

		7,913,245

Chemicals — 1.2%
PPG Industries, Inc.	13,094	1,431,829

		1,431,829

Communications Equipment — 1.7%
Cisco Systems, Inc.	34,442	2,125,416

		2,125,416

Electric Utilities — 4.4%
American Electric Power Co., Inc.	20,096	2,195,890
Eversource Energy	21,096	1,310,272
PPL Corp.	52,837	1,907,944

		5,414,106

Electrical Equipment — 1.4%
Emerson Electric Co.	15,918	1,745,249

		1,745,249

Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	12,251	560,851
TE Connectivity PLC	12,453	1,759,858

		2,320,709

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 1.5%
Archer-Daniels-Midland Co.	38,072	$1,827,837

		1,827,837

Gas Utilities — 1.4%
Atmos Energy Corp.	11,265	1,741,344

		1,741,344

Ground Transportation — 0.6%
Canadian National Railway Co. (Canada)	7,427	722,752

		722,752

Health Care Providers & Services — 5.3%
Elevance Health, Inc.	5,234	2,276,581
UnitedHealth Group, Inc.	8,188	4,288,465

		6,565,046

Hotels, Restaurants & Leisure — 0.4%
Starbucks Corp.	5,448	534,394

		534,394

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	8,236	1,743,973

		1,743,973

Insurance — 4.1%
American International Group, Inc.	29,348	2,551,515
Marsh & McLennan Cos., Inc.	3,728	909,744
MetLife, Inc.	19,284	1,548,312

		5,009,571

IT Services — 2.5%
Accenture PLC, Class A	4,586	1,431,015
Amdocs Ltd.	17,506	1,601,799

		3,032,814

Machinery — 2.7%
IDEX Corp.	5,932	1,073,514
PACCAR, Inc.	23,086	2,247,884

		3,321,398

Metals & Mining — 2.3%
Barrick Gold Corp.	79,810	1,551,506
Rio Tinto PLC, ADR	21,096	1,267,448

		2,818,954

Multi-Utilities — 3.7%
Dominion Energy, Inc.	24,258	1,360,146
Sempra	26,474	1,889,185
WEC Energy Group, Inc.	11,441	1,246,840

		4,496,171

Oil, Gas & Consumable Fuels — 8.7%
ConocoPhillips	35,294	3,706,576
Coterra Energy, Inc.	78,667	2,273,476
EQT Corp.	40,262	2,151,199
Marathon Petroleum Corp.	9,113	1,327,673
TotalEnergies SE (France)	18,901	1,221,585

		10,680,509

Personal Care Products — 2.7%
Kenvue, Inc.	65,672	1,574,814
Unilever PLC, ADR	30,265	1,802,281

		3,377,095

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 8.9%
AstraZeneca PLC, ADR	18,470	$1,357,545
Johnson & Johnson	21,259	3,525,593
Merck & Co., Inc.	28,112	2,523,333
Pfizer, Inc.	90,688	2,298,034
Roche Holding AG (Switzerland)	3,816	1,254,710

		10,959,215

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom, Inc.	7,028	1,176,698
NXP Semiconductors NV	8,697	1,652,952

		2,829,650

Specialized REITs — 6.2%
Crown Castle, Inc.	20,829	2,171,007
Gaming & Leisure Properties, Inc.	45,895	2,336,055
Lamar Advertising Co., Class A	12,437	1,415,082
Weyerhaeuser Co.	56,802	1,663,163

		7,585,307

Specialty Retail — 2.1%
Industria de Diseno Textil SA (Spain)	15,030	749,729
Industria de Diseno Textil SA, ADR	18,209	455,225
Tractor Supply Co.	25,086	1,382,239

		2,587,193

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	14,472	918,682

		918,682

Tobacco — 1.3%
Philip Morris International, Inc.	10,204	1,619,681

		1,619,681

Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.	5,833	1,555,719

		1,555,719

Total Common Stocks (Cost $109,972,129)		118,438,332

	Principal Amount	Value

Repurchase Agreements — 3.8%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $4,701,658, due 4/1/2025(1)	$4,701,480	4,701,480

Total Repurchase Agreements (Cost $4,701,480)		4,701,480

Total Investments — 100.1% (Cost $114,673,609)		123,139,812

Liabilities in excess of other assets — (0.1)%		(85,545)

Total Net Assets — 100.0%		$123,054,267

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$4,707,600	$4,795,624

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$112,551,786	$5,886,546	*	$—	$118,438,332
Repurchase Agreements	—	4,701,480		—	4,701,480

Total	$112,551,786	$10,588,026		$—	$123,139,812

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 3.2%
HEICO Corp., Class A	10,506	$2,216,451
Howmet Aerospace, Inc.	16,030	2,079,572
Standardaero, Inc.(1)	870	23,177
Woodward, Inc.	5,740	1,047,492

		5,366,692

Automobile Components — 0.6%
Autoliv, Inc.	6,223	550,424
Lear Corp.	6,161	543,524

		1,093,948

Banks — 7.7%
Associated Banc-Corp	31,561	711,069
Bancorp, Inc.(1)	54,375	2,873,175
Comerica, Inc.	20,269	1,197,087
Eastern Bankshares, Inc.	66,133	1,084,581
First Horizon Corp.	70,823	1,375,383
Hokuhoku Financial Group, Inc. (Japan)	55,890	964,833
Pathward Financial, Inc.	12,556	915,960
Piraeus Financial Holdings SA (Greece)	86,868	478,298
Popular, Inc.	24,821	2,292,716
Synovus Financial Corp.	24,078	1,125,406

		13,018,508

Beverages — 0.6%
Celsius Holdings, Inc.(1)	9,918	353,279
Coca-Cola Consolidated, Inc.	453	611,550

		964,829

Biotechnology — 1.1%
Exact Sciences Corp.(1)	17,760	768,830
United Therapeutics Corp.(1)	1,700	524,059
Veracyte, Inc.(1)	19,500	578,175

		1,871,064

Building Products — 2.3%
Carlisle Cos., Inc.	6,056	2,062,068
Owens Corning	4,230	604,129
Simpson Manufacturing Co., Inc.	1,850	290,598
Trex Co., Inc.(1)	16,440	955,164

		3,911,959

Capital Markets — 2.2%
AllianceBernstein Holding LP	21,341	817,574
Blue Owl Capital, Inc.	58,075	1,163,823
Bridge Investment Group Holdings, Inc., Class A	41,974	402,111
Interactive Brokers Group, Inc., Class A	1,511	250,206
Palmer Square Capital BDC, Inc.	24,634	328,125
Patria Investments Ltd., Class A	62,293	703,288

		3,665,127

Chemicals — 2.3%
Avient Corp.	23,876	887,232
Cabot Corp.	6,224	517,463
RPM International, Inc.	14,734	1,704,429
Westlake Corp.	7,154	715,615

		3,824,739

Commercial Services & Supplies — 0.8%
Brink’s Co.	16,176	1,393,724

		1,393,724

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Communications Equipment — 0.9%
Ciena Corp.(1)	12,900	$779,547
Lumentum Holdings, Inc.(1)	11,650	726,261

		1,505,808

Construction & Engineering — 1.2%
EMCOR Group, Inc.	3,050	1,127,372
WillScot Holdings Corp.	35,005	973,139

		2,100,511

Construction Materials — 0.7%
Eagle Materials, Inc.	5,497	1,219,949

		1,219,949

Consumer Finance — 1.5%
FirstCash Holdings, Inc.	2,000	240,640
OneMain Holdings, Inc.	14,324	700,157
SLM Corp.	52,810	1,551,030

		2,491,827

Consumer Staples Distribution & Retail — 3.8%
Albertsons Cos., Inc., Class A	11,370	250,026
BJ’s Wholesale Club Holdings, Inc.(1)	9,745	1,111,905
Casey’s General Stores, Inc.	2,642	1,146,734
Maplebear, Inc.(1)	7,905	315,330
Performance Food Group Co.(1)	20,180	1,586,753
Sprouts Farmers Market, Inc.(1)	5,709	871,422
U.S. Foods Holding Corp.(1)	17,786	1,164,272

		6,446,442

Containers & Packaging — 0.8%
AptarGroup, Inc.	9,224	1,368,657

		1,368,657

Diversified Consumer Services — 0.9%
Service Corp. International	20,020	1,605,604

		1,605,604

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	10,750	385,495
Iridium Communications, Inc.	8,634	235,881

		621,376

Electric Utilities — 1.2%
IDACORP, Inc.	1,592	185,022
OGE Energy Corp.	15,681	720,699
Pinnacle West Capital Corp.	3,801	362,045
TXNM Energy, Inc.	13,414	717,381

		1,985,147

Electrical Equipment — 1.1%
Acuity, Inc.	1,450	381,857
nVent Electric PLC	13,400	702,428
Regal Rexnord Corp.	6,802	774,408

		1,858,693

Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc.	16,861	810,845
Coherent Corp.(1)	5,320	345,481
Jabil, Inc.	6,030	820,502
TD SYNNEX Corp.	8,560	889,898

		2,866,726

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 0.6%
Liberty Energy, Inc.	23,348	$369,599
Weatherford International PLC	11,428	611,969

		981,568

Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	917	82,539
Warner Music Group Corp., Class A	8,048	252,305

		334,844

Financial Services — 1.9%
AvidXchange Holdings, Inc.(1)	83,738	710,098
Essent Group Ltd.	13,546	781,875
Mr. Cooper Group, Inc.(1)	6,210	742,716
UWM Holdings Corp.	71,964	392,924
Voya Financial, Inc.	9,775	662,354

		3,289,967

Food Products — 0.8%
Darling Ingredients, Inc.(1)	11,890	371,443
Ingredion, Inc.	3,572	482,970
Post Holdings, Inc.(1)	3,824	444,961

		1,299,374

Gas Utilities — 1.1%
National Fuel Gas Co.	8,085	640,251
Southwest Gas Holdings, Inc.	6,984	501,451
UGI Corp.	21,123	698,538

		1,840,240

Ground Transportation — 2.1%
Landstar System, Inc.	9,118	1,369,524
XPO, Inc.(1)	19,821	2,132,343

		3,501,867

Health Care Equipment & Supplies — 3.8%
Glaukos Corp.(1)	6,500	639,730
ICU Medical, Inc.(1)	3,860	536,000
Inspire Medical Systems, Inc.(1)	4,380	697,646
Insulet Corp.(1)	3,080	808,839
Masimo Corp.(1)	12,100	2,015,860
Penumbra, Inc.(1)	6,400	1,711,424

		6,409,499

Health Care Providers & Services — 3.1%
Alignment Healthcare, Inc.(1)	38,200	711,284
BrightSpring Health Services, Inc.(1)	52,000	940,680
Chemed Corp.	2,200	1,353,704
Privia Health Group, Inc.(1)	31,650	710,543
Surgery Partners, Inc.(1)	18,020	427,975
Tenet Healthcare Corp.(1)	8,557	1,150,916

		5,295,102

Health Care REITs — 0.8%
Ventas, Inc.	19,013	1,307,334

		1,307,334

Health Care Technology — 0.2%
Doximity, Inc., Class A(1)	4,510	261,715

		261,715

Hotels, Restaurants & Leisure — 3.0%
Aramark	38,024	1,312,588

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Brinker International, Inc.(1)	4,320	$643,896
Caesars Entertainment, Inc.(1)	8,093	202,325
Churchill Downs, Inc.	8,087	898,223
Domino’s Pizza, Inc.	1,377	632,663
Dutch Bros, Inc., Class A(1)	9,960	614,930
Hilton Grand Vacations, Inc.(1)	18,258	683,032

		4,987,657

Household Durables — 1.9%
Somnigroup International, Inc.	26,955	1,614,065
Taylor Morrison Home Corp.(1)	10,642	638,946
Toll Brothers, Inc.	9,777	1,032,354

		3,285,365

Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.	4,171	295,182
Talen Energy Corp.(1)	1,862	371,785

		666,967

Industrial REITs — 1.2%
Rexford Industrial Realty, Inc.	24,120	944,298
Terreno Realty Corp.	17,040	1,077,269

		2,021,567

Insurance — 5.2%
American Financial Group, Inc.	15,391	2,021,454
Baldwin Insurance Group, Inc., Class A(1)	41,061	1,835,016
Brighthouse Financial, Inc.(1)	12,996	753,638
Primerica, Inc.	3,818	1,086,336
Reinsurance Group of America, Inc.	8,197	1,613,989
Unum Group	17,275	1,407,221

		8,717,654

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	20,923	209,230

		209,230

IT Services — 1.6%
Akamai Technologies, Inc.(1)	8,709	701,074
EPAM Systems, Inc.(1)	3,750	633,150
Okta, Inc.(1)	8,300	873,326
Twilio, Inc., Class A(1)	5,060	495,425

		2,702,975

Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(1)	20,000	174,600
Bruker Corp.	12,400	517,576

		692,176

Machinery — 5.4%
Allison Transmission Holdings, Inc.	8,496	812,812
Chart Industries, Inc.(1)	4,300	620,748
Crane Co.	9,910	1,518,014
Dover Corp.	5,100	895,968
Esab Corp.	16,990	1,979,335
Flowserve Corp.	32,725	1,598,289
ITT, Inc.	13,121	1,694,708

		9,119,874

Marine Transportation — 0.9%
Kirby Corp.(1)	14,822	1,497,170

		1,497,170

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.5%
EchoStar Corp., Class A(1)	9,059	$231,729
New York Times Co., Class A	8,531	423,138
Nexstar Media Group, Inc.	1,475	264,349

		919,216

Metals & Mining — 2.0%
Carpenter Technology Corp.	4,536	821,832
Lundin Mining Corp. (Canada)	93,904	760,864
Reliance, Inc.	6,505	1,878,319

		3,461,015

Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	5,037	291,491

		291,491

Office REITs — 0.8%
Douglas Emmett, Inc.	24,150	386,400
Postal Realty Trust, Inc., Class A	66,118	944,165

		1,330,565

Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.(1)	35,791	1,447,388
Expand Energy Corp.	7,663	853,045
HF Sinclair Corp.	17,157	564,122
Northern Oil & Gas, Inc.	15,817	478,148
Permian Resources Corp.	82,931	1,148,594
Plains All American Pipeline LP	29,146	582,920
Targa Resources Corp.	4,025	806,892

		5,881,109

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	11,734	1,079,293

		1,079,293

Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	6,192	461,056
e.l.f. Beauty, Inc.(1)	3,391	212,921

		673,977

Pharmaceuticals — 0.3%
Royalty Pharma PLC, Class A	18,850	586,801

		586,801

Professional Services — 1.3%
CACI International, Inc., Class A(1)	3,610	1,324,581
KBR, Inc.	18,630	927,961

		2,252,542

Real Estate Management & Development — 0.9%
Compass, Inc., Class A(1)	50,660	442,262
Jones Lang LaSalle, Inc.(1)	4,270	1,058,576

		1,500,838

Residential REITs — 1.2%
American Homes 4 Rent, Class A	20,550	776,996
Camden Property Trust	2,970	363,231
Sun Communities, Inc.	7,400	951,936

		2,092,163

Retail REITs — 1.0%
Macerich Co.	43,660	749,642
Tanger, Inc.	5,950	201,051

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Retail REITs — (continued)
Urban Edge Properties	35,550	$675,450

		1,626,143

Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	22,900	575,477
Cirrus Logic, Inc.(1)	11,390	1,135,070
Entegris, Inc.	7,950	695,466
Lattice Semiconductor Corp.(1)	17,990	943,576
MKS Instruments, Inc.	7,560	605,934

		3,955,523

Software — 3.2%
BILL Holdings, Inc.(1)	6,530	299,662
Blackbaud, Inc.(1)	5,007	310,684
BlackLine, Inc.(1)	14,610	707,416
Dynatrace, Inc.(1)	18,560	875,104
Elastic NV(1)	8,388	747,371
Five9, Inc.(1)	23,480	637,482
Gen Digital, Inc.	10,233	271,584
PTC, Inc.(1)	966	149,682
Tenable Holdings, Inc.(1)	20,803	727,689
Workiva, Inc.(1)	9,111	691,616

		5,418,290

Specialized REITs — 1.5%
CubeSmart	19,029	812,729
Four Corners Property Trust, Inc.	38,840	1,114,708
Outfront Media, Inc.	41,911	676,443

		2,603,880

Specialty Retail — 4.9%
Aritzia, Inc. (Canada)(1)	19,108	671,612
Bath & Body Works, Inc.	31,248	947,439
Burlington Stores, Inc.(1)	4,965	1,183,308
Chewy, Inc., Class A(1)	20,713	673,380
Dick’s Sporting Goods, Inc.	5,530	1,114,627
Floor & Decor Holdings, Inc., Class A(1)	10,687	859,983
JD Sports Fashion PLC (United Kingdom)	286,667	252,104
Murphy USA, Inc.	2,944	1,383,121
Valvoline, Inc.(1)	18,790	654,080
Williams-Sonoma, Inc.	3,111	491,849

		8,231,503

Technology Hardware, Storage & Peripherals — 0.0%
Pure Storage, Inc., Class A(1)	1,800	79,686

		79,686

Textiles, Apparel & Luxury Goods — 1.7%
Birkenstock Holding PLC(1)	6,411	293,944
Capri Holdings Ltd.(1)	26,287	518,642
Crocs, Inc.(1)	5,144	546,293
PVH Corp.	9,556	617,700
Tapestry, Inc.	12,375	871,323

		2,847,902

Trading Companies & Distributors — 2.3%
Core & Main, Inc., Class A(1)	16,370	790,835
Watsco, Inc.	2,900	1,474,070
WESCO International, Inc.	10,379	1,611,858

		3,876,763

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Water Utilities — 0.2%
Essential Utilities, Inc.	6,423	$253,901

		253,901

Total Common Stocks (Cost $143,827,190)		166,566,076

	Principal Amount	Value

U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
4.468% due 5/8/2025(2)	$90,000	89,609
4.303% due 5/29/2025(2)	20,000	19,863

Total U.S. Treasury Bills (Cost $109,474)		109,472

Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $3,039,832, due 4/1/2025(3)	3,039,717	3,039,717

Total Repurchase Agreements (Cost $3,039,717)		3,039,717

Total Investments — 100.4% (Cost $146,976,381)		169,715,265

Liabilities in excess of other assets — (0.4)%		(697,983)

Total Net Assets — 100.0%		$169,017,282

(1)	Non–income–producing security.
(2)	Interest rate shown reflects the discount rate at time of purchase.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$3,043,700	$3,100,639

Open futures contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P Midcap 400 E-Mini	June 2025	2	Long	$597,416	$587,720	$(9,696)

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$164,870,841	$1,695,235	*	$—	$166,566,076
U.S. Treasury Bills	—	109,472		—	109,472
Repurchase Agreements	—	3,039,717		—	3,039,717

Total	$164,870,841	$4,844,424		$—	$169,715,265

Other Financial Instruments
Futures Contracts
Liabilities	$(9,696)	$—		$—	$(9,696)

Total	$(9,696)	$—		$—	$(9,696)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 18.5%
Federal Home Loan Mortgage Corp.
3.00% due 5/1/2033	$7,137,133	$6,910,869
Federal National Mortgage Association
3.00% due 4/1/2033	6,280,728	6,172,649
3.00% due 9/1/2034	7,257,542	6,999,312
3.00% due 5/1/2037	7,000,000	6,758,117

Total Agency Mortgage-Backed Securities (Cost $26,843,938)		26,840,947

Asset-Backed Securities — 25.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	900,000	861,878
American Express Credit Account Master Trust
Series 2022-3, Class A
3.75% due 8/15/2027	2,000,000	1,993,707
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	55,213	55,106
Apidos CLO XXII Ltd.
Series 2015-22A, Class A2R
6.055% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	1,000,715
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A
1.66% due 2/20/2028(1)	1,100,000	1,046,953
CARDS II Trust
Series 2025-1A, Class A
4.63% due 3/17/2031(1)	3,000,000	3,006,992
Citizens Auto Receivables Trust
Series 2024-1, Class A3
5.11% due 4/17/2028(1)	905,000	911,124
CNH Equipment Trust
Series 2024-A, Class A3
4.77% due 6/15/2029	1,000,000	1,005,173
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2
4.50% due 5/20/2049(1)	450,000	433,219
DLLMT LLC
Series 2024-1A, Class A3
4.84% due 8/21/2028(1)	1,000,000	1,005,884
Dryden 53 CLO Ltd.
Series 2017-53A, Class B
5.964% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,099,450
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class A
1.06% due 9/15/2027	1,100,000	1,081,530
GMF Floorplan Owner Revolving Trust
Series 2025-1A, Class C
4.88% due 3/15/2029(1)	2,900,000	2,905,316
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A
4.91% due 9/25/2029(1)	2,900,000	2,905,130
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91% due 4/20/2028(1)	495,000	497,218

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(1)	$405,000	$406,974
Series 2025-1A, Class A4
4.87% due 7/15/2030(1)	405,000	409,458
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	1,013,845
Series 2025-1A, Class B
4.89% due 2/15/2030(1)	3,000,000	3,001,026
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	285,501	285,507
Octagon Investment Partners 36 Ltd.
Series 2018-1A, Class B
5.954% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,206,110
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	600,000	605,058
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	1,735,000	1,682,245
Verizon Master Trust
Series 2025-3, Class C
4.90% due 3/20/2030	2,900,000	2,905,228
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	1,000,000	1,009,470
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(1)	240,000	240,870
Series 2024-3A, Class B
5.07% due 9/19/2039(1)	195,000	196,517
Series 2025-1A, Class C
5.08% due 1/18/2040(1)	2,500,000	2,503,174
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	1,050,645	1,043,049

Total Asset-Backed Securities (Cost $36,219,071)		36,317,926

Corporate Bonds & Notes — 34.2%
Aerospace & Defense — 0.4%
RTX Corp.
5.75% due 11/8/2026	500,000	509,100

		509,100

Biotechnology — 0.4%
Amgen, Inc.
5.15% due 3/2/2028	500,000	508,960

		508,960

Commercial Banks — 17.9%
Bank of America Corp.
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	484,465

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	$1,000,000	$989,060
4.979% (4.719% fixed rate until 1/24/2028; 1 day USD SOFR + 0.83% thereafter) due 1/24/2029(2)	940,000	949,127
5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	501,720
Bank of New York Mellon Corp.
4.975% (4.975% fixed rate until 3/14/2029; 1 day USD SOFR + 1.09% thereafter) due 3/14/2030(2)	2,800,000	2,837,884
Citibank NA
5.803% due 9/29/2028	2,700,000	2,810,646
Goldman Sachs Group, Inc.
6.484% (6.484% fixed rate until 10/24/2028; 1 day USD SOFR + 1.77% thereafter) due 10/24/2029(2)	2,700,000	2,852,442
JPMorgan Chase & Co.
1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	956,390
4.915% (4.915% fixed rate until 1/24/2028; 1 day USD SOFR + 0.80% thereafter) due 1/24/2029(2)	1,400,000	1,412,866
5.299% (5.299% fixed rate until 7/24/2028; 1 day USD SOFR + 1.45% thereafter) due 7/24/2029(2)	500,000	510,035
Mitsubishi UFJ Financial Group, Inc.
5.354% (5.354% fixed rate until 9/13/2027; 1 yr. CMT rate + 1.90% thereafter) due 9/13/2028(2)	300,000	305,436
Morgan Stanley
5.164% (5.164% fixed rate until 4/20/2028; 1 day USD SOFR + 1.59% thereafter) due 4/20/2029(2)	1,900,000	1,925,194
Morgan Stanley Bank NA
4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,008,520
Royal Bank of Canada
5.069% (5.069% fixed rate until 7/23/2026; 1 day USD SOFR + 0.79% thereafter) due 7/23/2027(2)	750,000	754,800
State Street Corp.
4.536% due 2/28/2028	2,900,000	2,913,021
Sumitomo Mitsui Trust Bank Ltd.
4.45% due 9/10/2027(1)	1,000,000	998,810

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
U.S. Bancorp
4.548% (4.548% fixed rate until 7/22/2027; 1 day USD SOFR + 1.66% thereafter) due 7/22/2028(2)	$900,000	$899,847
Wells Fargo & Co.
5.574% (5.574% fixed rate until 7/25/2028; 1 day USD SOFR + 2.04% thereafter) due 7/25/2029(2)	2,800,000	2,875,180

		25,985,443

Computers — 1.0%
Dell International LLC/EMC Corp.
4.75% due 4/1/2028	1,450,000	1,457,352

		1,457,352

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% due 4/3/2026	500,000	499,085
Air Lease Corp.
2.875% due 1/15/2026	200,000	197,088
American Express Co.
5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	1,100,000	1,113,167
Aviation Capital Group LLC
6.75% due 10/25/2028(1)	1,300,000	1,372,735
Macquarie Airfinance Holdings Ltd.
5.20% due 3/27/2028(1)	1,380,000	1,383,036
OneMain Finance Corp.
3.875% due 9/15/2028	1,100,000	1,019,667

		5,584,778

Electronics — 0.5%
Honeywell International, Inc.
4.65% due 7/30/2027	750,000	755,205

		755,205

Food — 2.0%
Mars, Inc.
4.55% due 4/20/2028(1)	2,870,000	2,879,930

		2,879,930

Healthcare-Services — 0.8%
Elevance Health, Inc.
4.90% due 2/8/2026	200,000	199,898
HCA, Inc.
5.20% due 6/1/2028	1,000,000	1,011,830

		1,211,728

Insurance — 0.5%
Athene Global Funding
5.516% due 3/25/2027(1)	700,000	711,543

		711,543

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(1)	500,000	498,220

		498,220

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Lodging — 0.8%
Las Vegas Sands Corp.
5.90% due 6/1/2027	$1,000,000	$1,016,040
Marriott International, Inc.
Series R
3.125% due 6/15/2026	200,000	196,598

		1,212,638

Oil & Gas — 0.5%
Diamondback Energy, Inc.
3.25% due 12/1/2026	200,000	196,142
Hess Corp.
4.30% due 4/1/2027	500,000	497,310

		693,452

Pipelines — 1.4%
Enterprise Products Operating LLC
4.15% due 10/16/2028	1,000,000	989,740
Williams Cos., Inc.
5.30% due 8/15/2028	1,000,000	1,021,630

		2,011,370

Real Estate Investment Trusts — 1.7%
American Tower Corp.
5.80% due 11/15/2028	500,000	518,325
Extra Space Storage LP
3.50% due 7/1/2026	500,000	493,555
VICI Properties LP
4.75% due 4/1/2028	1,450,000	1,453,118

		2,464,998

Semiconductors — 0.1%
Broadcom, Inc.
3.459% due 9/15/2026	200,000	197,244

		197,244

Software — 0.7%
Fiserv, Inc.
4.20% due 10/1/2028	500,000	492,905
Oracle Corp.
2.30% due 3/25/2028	500,000	469,830

		962,735

Telecommunications — 1.3%
AT&T, Inc.
1.70% due 3/25/2026	1,500,000	1,458,840
T-Mobile USA, Inc.
3.75% due 4/15/2027	500,000	492,745

		1,951,585

Total Corporate Bonds & Notes (Cost $49,348,056)		49,596,281

U.S. Government Securities — 16.5%
U.S. Treasury Notes
4.125% due 1/31/2027	2,760,000	2,769,379
4.875% due 4/30/2026	21,000,000	21,180,469

Total U.S. Government Securities (Cost $23,925,712)		23,949,848

Repurchase Agreements — 9.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $13,562,736, due 4/1/2025(3)	13,562,224	13,562,224

Total Repurchase Agreements (Cost $13,562,224)		13,562,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

March 31, 2025 (unaudited)	Value

Total Investments — 103.6% (Cost $149,899,001)	$150,267,226

Liabilities in excess of other assets — (3.6)%	(5,158,858)

Total Net Assets — 100.0%	$145,108,368

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2025, the aggregate market value of these securities amounted to $35,792,900, representing 24.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2025.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$13,579,800	$13,833,639

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$26,840,947	$—	$26,840,947
Asset-Backed Securities	—	36,317,926	—	36,317,926
Corporate Bonds & Notes	—	49,596,281	—	49,596,281
U.S. Government Securities	—	23,949,848	—	23,949,848
Repurchase Agreements	—	13,562,224	—	13,562,224

Total	$—	$150,267,226	$—	$150,267,226

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 2.0%
Melrose Industries PLC (United Kingdom)	696,304	$4,291,244

		4,291,244

Automobile Components — 0.7%
Gentherm, Inc.(1)	52,359	1,400,080

		1,400,080

Banks — 6.5%
Ameris Bancorp	44,771	2,577,466
Pinnacle Financial Partners, Inc.	28,238	2,994,357
Prosperity Bancshares, Inc.	36,810	2,627,130
Webster Financial Corp.	56,682	2,921,957
Wintrust Financial Corp.	22,247	2,501,898

		13,622,808

Building Products — 3.2%
AAON, Inc.	31,229	2,439,922
Carlisle Cos., Inc.	12,734	4,335,927

		6,775,849

Capital Markets — 2.4%
Cboe Global Markets, Inc.	8,538	1,932,064
Raymond James Financial, Inc.	22,355	3,105,333

		5,037,397

Chemicals — 3.2%
Ashland, Inc.	43,527	2,580,716
Westlake Corp.	41,300	4,131,239

		6,711,955

Commercial Services & Supplies — 1.4%
Republic Services, Inc.	12,481	3,022,399

		3,022,399

Construction & Engineering — 1.6%
API Group Corp.(1)	94,058	3,363,514

		3,363,514

Containers & Packaging — 3.4%
Crown Holdings, Inc.	38,017	3,393,397
International Paper Co.	70,142	3,742,076

		7,135,473

Diversified Consumer Services — 1.0%
Service Corp. International	26,783	2,147,997

		2,147,997

Electrical Equipment — 2.9%
Allient, Inc.	79,801	1,754,026
Atkore, Inc.	17,150	1,028,828
Regal Rexnord Corp.	29,247	3,329,771

		6,112,625

Electronic Equipment, Instruments & Components — 3.4%
Littelfuse, Inc.	15,471	3,043,764
Teledyne Technologies, Inc.(1)	8,066	4,014,529

		7,058,293

Financial Services — 1.3%
Essent Group Ltd.	47,995	2,770,271

		2,770,271

Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.(1)	13,532	2,149,693

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Haemonetics Corp.(1)	37,183	$2,362,980
Integer Holdings Corp.(1)	24,065	2,839,911
LivaNova PLC(1)	64,238	2,523,268

		9,875,852

Health Care Providers & Services — 2.7%
HealthEquity, Inc.(1)	43,398	3,835,081
Humana, Inc.	7,028	1,859,609

		5,694,690

Health Care Technology — 0.4%
Schrodinger, Inc.(1)	40,655	802,530

		802,530

Hotels, Restaurants & Leisure — 1.5%
Planet Fitness, Inc., Class A(1)	31,554	3,048,432

		3,048,432

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	21,505	2,455,441

		2,455,441

Household Products — 1.3%
Church & Dwight Co., Inc.	25,475	2,804,543

		2,804,543

Industrial REITs — 1.6%
Terreno Realty Corp.	53,740	3,397,443

		3,397,443

Insurance — 9.7%
Arch Capital Group Ltd.	40,281	3,874,227
Axis Capital Holdings Ltd.	38,183	3,827,464
First American Financial Corp.	40,114	2,632,682
HCI Group, Inc.	18,171	2,711,658
Reinsurance Group of America, Inc.	19,217	3,783,827
Unum Group	41,836	3,407,961

		20,237,819

Interactive Media & Services — 0.3%
Bumble, Inc., Class A(1)	139,064	603,538

		603,538

IT Services — 1.7%
Okta, Inc.(1)	33,747	3,550,859

		3,550,859

Life Sciences Tools & Services — 3.7%
Azenta, Inc.(1)	65,757	2,277,822
Bio-Rad Laboratories, Inc., Class A(1)	13,561	3,302,917
Bruker Corp.	50,721	2,117,095

		7,697,834

Marine Transportation — 1.3%
Kirby Corp.(1)	27,527	2,780,502

		2,780,502

Metals & Mining — 1.3%
Commercial Metals Co.	59,406	2,733,270

		2,733,270

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Paper & Forest Products — 1.4%
Louisiana-Pacific Corp.	31,901	$2,934,254

		2,934,254

Professional Services — 3.3%
TransUnion	36,137	2,999,009
WNS Holdings Ltd.(1)	63,569	3,908,858

		6,907,867

Residential REITs — 4.0%
American Homes 4 Rent, Class A	65,065	2,460,108
Mid-America Apartment Communities, Inc.	14,132	2,368,240
Sun Communities, Inc.	26,987	3,471,608

		8,299,956

Semiconductors & Semiconductor Equipment — 4.3%
Allegro MicroSystems, Inc.(1)	87,341	2,194,879
Marvell Technology, Inc.	57,073	3,513,985
ON Semiconductor Corp.(1)	78,986	3,213,940

		8,922,804

Software — 8.8%
CCC Intelligent Solutions Holdings, Inc.(1)	334,094	3,016,869
Dynatrace, Inc.(1)	74,729	3,523,473
PagerDuty, Inc.(1)	154,882	2,829,694
Q2 Holdings, Inc.(1)	32,221	2,578,002
QXO, Inc.	202,072	2,736,055
Riskified Ltd., Class A(1)	219,684	1,014,940
SPS Commerce, Inc.(1)	19,959	2,649,158

		18,348,191

Specialized REITs — 3.1%
CubeSmart	66,961	2,859,904
SBA Communications Corp.	16,139	3,550,742

		6,410,646

Specialty Retail — 5.6%
AutoNation, Inc.(1)	16,575	2,683,824
Burlington Stores, Inc.(1)	14,545	3,466,510
National Vision Holdings, Inc.(1)	232,662	2,973,421
Revolve Group, Inc.(1)	120,466	2,588,814

		11,712,569

Trading Companies & Distributors — 3.5%
Air Lease Corp.	96,474	4,660,659
Herc Holdings, Inc.	19,095	2,563,886

		7,224,545

Total Common Stocks (Cost $200,120,844)		205,893,490

Exchange-Traded Funds — 1.3%
SPDR S&P Biotech ETF	33,113	2,685,464

Total Exchange-Traded Funds (Cost $2,694,087)		2,685,464

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $842,150, due 4/1/2025(2)	$842,118	$842,118

Total Repurchase Agreements (Cost $842,118)		842,118

Total Investments — 100.1% (Cost $203,657,049)		209,421,072

Liabilities in excess of other assets — (0.1)%		(113,764)

Total Net Assets — 100.0%		$209,307,308

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$843,300	$859,155

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$201,602,246	$4,291,244	*	$—	$205,893,490
Exchange-Traded Funds	2,685,464	—		—	2,685,464
Repurchase Agreements	—	842,118		—	842,118

Total	$204,287,710	$5,133,362		$—	$209,421,072

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 2.1%
BAE Systems PLC, ADR	27,509	$2,262,065
L3Harris Technologies, Inc.	9,090	1,902,628

		4,164,693

Banks — 3.3%
Bank of America Corp.	53,150	2,217,949
JPMorgan Chase & Co.	13,013	3,192,089
M&T Bank Corp.	5,781	1,033,354

		6,443,392

Beverages — 1.6%
Coca-Cola Co.	43,256	3,097,995

		3,097,995

Biotechnology — 3.8%
AbbVie, Inc.	15,198	3,184,285
Gilead Sciences, Inc.	29,932	3,353,880
Vertex Pharmaceuticals, Inc.(1)	1,874	908,553

		7,446,718

Broadline Retail — 2.7%
Amazon.com, Inc.(1)	27,939	5,315,674

		5,315,674

Capital Markets — 3.3%
Cboe Global Markets, Inc.	12,184	2,757,117
CME Group, Inc.	4,261	1,130,401
MSCI, Inc.	2,166	1,224,873
S&P Global, Inc.	2,566	1,303,785

		6,416,176

Chemicals — 0.9%
Sherwin-Williams Co.	5,271	1,840,580

		1,840,580

Construction & Engineering — 0.6%
Stantec, Inc.	15,073	1,248,647

		1,248,647

Consumer Staples Distribution & Retail — 1.1%
Koninklijke Ahold Delhaize NV, ADR	39,634	1,481,519
Walmart, Inc.	7,921	695,384

		2,176,903

Electric Utilities — 1.6%
American Electric Power Co., Inc.	29,447	3,217,674

		3,217,674

Electrical Equipment — 0.3%
Eaton Corp. PLC	2,479	673,867

		673,867

Entertainment — 0.8%
Electronic Arts, Inc.	10,516	1,519,772

		1,519,772

Financial Services — 6.8%
Corpay, Inc.(1)	3,429	1,195,761
Fiserv, Inc.(1)	22,799	5,034,703
Mastercard, Inc., Class A	4,600	2,521,352
Visa, Inc., Class A	13,270	4,650,604

		13,402,420

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 1.1%
Medtronic PLC	24,031	$2,159,426

		2,159,426

Health Care Providers & Services — 3.9%
McKesson Corp.	6,142	4,133,505
UnitedHealth Group, Inc.	6,616	3,465,130

		7,598,635

Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	463	2,132,999
Compass Group PLC, ADR	86,882	2,887,089
Yum! Brands, Inc.	9,964	1,567,935

		6,588,023

Household Products — 2.3%
Colgate-Palmolive Co.	23,455	2,197,733
Procter & Gamble Co.	13,154	2,241,705

		4,439,438

Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	14,128	762,347

		762,347

Insurance — 6.3%
American Financial Group, Inc.	6,864	901,518
Everest Group Ltd.	5,586	2,029,561
Marsh & McLennan Cos., Inc.	11,699	2,854,907
Progressive Corp.	5,939	1,680,796
Reinsurance Group of America, Inc.	5,307	1,044,948
Travelers Cos., Inc.	8,324	2,201,365
Willis Towers Watson PLC	5,051	1,706,986

		12,420,081

Interactive Media & Services — 4.9%
Alphabet, Inc., Class C	36,103	5,640,372
Meta Platforms, Inc., Class A	6,721	3,873,715

		9,514,087

IT Services — 1.0%
Amdocs Ltd.	20,623	1,887,004

		1,887,004

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	2,358	1,173,341

		1,173,341

Media — 1.9%
Comcast Corp., Class A	57,734	2,130,385
New York Times Co., Class A	33,185	1,645,976

		3,776,361

Multi-Utilities — 1.6%
Ameren Corp.	31,629	3,175,552

		3,175,552

Oil, Gas & Consumable Fuels — 2.3%
Exxon Mobil Corp.	10,974	1,305,138
Shell PLC, ADR	44,729	3,277,741

		4,582,879

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	8,433	514,329
Eli Lilly & Co.	2,911	2,404,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc.	41,970	$3,767,227

		6,685,780

Professional Services — 6.5%
Automatic Data Processing, Inc.	11,491	3,510,845
Booz Allen Hamilton Holding Corp.	6,490	678,724
Experian PLC, ADR	43,248	2,006,707
Genpact Ltd.	48,016	2,419,046
Jacobs Solutions, Inc.	11,412	1,379,597
Leidos Holdings, Inc.	6,910	932,436
RELX PLC, ADR	36,537	1,841,830

		12,769,185

Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.	5,878	1,185,416
Broadcom, Inc.	24,270	4,063,526
NVIDIA Corp.	34,784	3,769,890
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,911	981,226

		10,000,058

Software — 14.1%
Adobe, Inc.(1)	4,003	1,535,271
Gen Digital, Inc.	36,336	964,358
Intuit, Inc.	5,979	3,671,046
Microsoft Corp.	36,633	13,751,662
Nice Ltd., ADR(1)	7,873	1,213,780
Oracle Corp.	16,360	2,287,292
Salesforce, Inc.	7,837	2,103,137
ServiceNow, Inc.(1)	2,758	2,195,754

		27,722,300

Specialized REITs — 0.7%
Public Storage	4,410	1,319,869

		1,319,869

Specialty Retail — 2.3%
AutoZone, Inc.(1)	937	3,572,575
O’Reilly Automotive, Inc.(1)	719	1,030,025

		4,602,600

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	41,978	9,324,573
NetApp, Inc.	10,906	957,983

		10,282,556

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	6,425	1,818,660

		1,818,660

Tobacco — 2.2%
Philip Morris International, Inc.	26,923	4,273,488

		4,273,488

Total Common Stocks (Cost $151,964,451)		194,516,181

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

March 31, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 1.36%, dated 3/31/2025, proceeds at maturity value of $2,861,495, due 4/1/2025(2)	$2,861,387	$2,861,387

Total Repurchase Agreements (Cost $2,861,387)		2,861,387

Total Investments — 100.5% (Cost $154,825,838)		197,377,568

Liabilities in excess of other assets — (0.5)%		(976,213)

Total Net Assets — 100.0%		$196,401,355

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	6/30/2026	$2,865,100	$2,918,660

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$194,516,181	$—	$—	$194,516,181
Repurchase Agreements	—	2,861,387	—	2,861,387

Total	$194,516,181	$2,861,387	$—	$197,377,568

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuations

The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Funds.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value. Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded. Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue.

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2025, Guardian Large Cap Fundamental Growth VIP Fund held one illiquid security, and Guardian Mid Cap Relative Value VIP Fund held three illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2025, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2025, Guardian Balanced Allocation VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended March 31, 2025, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested.